UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06569

Exact name of registrant as specified in charter:	Ivy Funds

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2023

Item 1. Reports to Stockholders

Semiannual report

Ivy Funds

Delaware Ivy California Municipal High Income Fund

Delaware Ivy Corporate Bond Fund

Delaware Ivy Crossover Credit Fund

Delaware Ivy Emerging Markets Local Currency Debt Fund

Delaware Ivy Government Securities Fund

Delaware Ivy High Yield Fund

Delaware Ivy International Small Cap Fund

Delaware Ivy Multi-Asset Income Fund

Delaware Ivy Strategic Income Fund

Delaware Ivy Total Return Bond Fund

March 31, 2023

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for the Funds at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This semiannual report is for the information of Delaware Ivy California Municipal High Income Fund, Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund, Delaware Ivy Emerging Markets Local Currency Debt Fund, Delaware Ivy Government Securities Fund, Delaware Ivy High Yield Fund, Delaware Ivy International Small Cap Fund, Delaware Ivy Multi-Asset Income Fund, Delaware Ivy Strategic Income Fund, and Delaware Ivy Total Return Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of March 31, 2023, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from October 1, 2022 to March 31, 2023 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2022 to March 31, 2023.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Ivy California Municipal High Income Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratio	Expenses Paid During Period 10/1/22 to 3/31/23*
Actual Fund return†
Class A	$1,000.00	$1,054.30	0.80%	$4.10
Class C	1,000.00	1,049.60	1.70%	8.69
Class I	1,000.00	1,055.50	0.58%	2.97
Class Y	1,000.00	1,054.30	0.80%	4.10
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.94	0.80%	$4.03
Class C	1,000.00	1,016.45	1.70%	8.55
Class I	1,000.00	1,022.04	0.58%	2.92
Class Y	1,000.00	1,020.94	0.80%	4.03

Delaware Ivy Corporate Bond Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratio	Expenses Paid During Period 10/1/22 to 3/31/23*
Actual Fund return†
Class A	$1,000.00	$1,062.20	1.03%	$ 5.30
Class C	1,000.00	1,056.90	2.07%	10.62
Class I	1,000.00	1,064.50	0.71%	3.65
Class Y	1,000.00	1,062.70	0.94%	4.83
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.80	1.03%	$ 5.19
Class C	1,000.00	1,014.61	2.07%	10.40
Class I	1,000.00	1,021.39	0.71%	3.58
Class Y	1,000.00	1,020.24	0.94%	4.73

Disclosure of Fund expenses

Delaware Ivy Crossover Credit Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratio	Expenses Paid During Period 10/1/22 to 3/31/23*
Actual Fund return†
Class A	$1,000.00	$1,073.00	0.90%	$4.65
Class I	1,000.00	1,074.50	0.65%	3.36
Class Y	1,000.00	1,073.20	0.90%	4.65
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.90%	$4.53
Class I	1,000.00	1,021.69	0.65%	3.28
Class Y	1,000.00	1,020.44	0.90%	4.53

Delaware Ivy Emerging Markets Local Currency Debt Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratio	Expenses Paid During Period 10/1/22 to 3/31/23*
Actual Fund return†
Class A	$1,000.00	$1,137.40	1.17%	$ 6.23
Class C	1,000.00	1,134.20	1.90%	10.11
Class I	1,000.00	1,139.20	0.80%	4.27
Class R6	1,000.00	1,140.80	0.80%	4.27
Class Y	1,000.00	1,138.90	1.15%	6.13
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.10	1.17%	$ 5.89
Class C	1,000.00	1,015.46	1.90%	9.55
Class I	1,000.00	1,020.94	0.80%	4.03
Class R6	1,000.00	1,020.94	0.80%	4.03
Class Y	1,000.00	1,019.20	1.15%	5.79

Delaware Ivy Government Securities Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratio	Expenses Paid During Period 10/1/22 to 3/31/23*
Actual Fund return†
Class A	$1,000.00	$1,035.00	0.94%	$4.77
Class C	1,000.00	1,030.80	1.76%	8.91
Class I	1,000.00	1,036.30	0.69%	3.50
Class R6	1,000.00	1,036.80	0.60%	3.05
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.24	0.94%	$4.73
Class C	1,000.00	1,016.16	1.76%	8.85
Class I	1,000.00	1,021.49	0.69%	3.48
Class R6	1,000.00	1,021.94	0.60%	3.02

Delaware Ivy High Yield Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratio	Expenses Paid During Period 10/1/22 to 3/31/23*
Actual Fund return†
Class A	$1,000.00	$1,075.50	0.97%	$5.02
Class I	1,000.00	1,078.20	0.72%	3.73
Class R6	1,000.00	1,077.80	0.72%	3.73
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.09	0.97%	$4.89
Class I	1,000.00	1,021.34	0.72%	3.63
Class R6	1,000.00	1,021.34	0.72%	3.63

Delaware Ivy International Small Cap Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratio	Expenses Paid During Period 10/1/22 to 3/31/23*
Actual Fund return†
Class A	$1,000.00	$1,179.20	1.31%	$ 7.12
Class C	1,000.00	1,174.90	2.07%	11.22
Class I	1,000.00	1,181.90	0.97%	5.28
Class R6	1,000.00	1,180.80	0.96%	5.22
Class Y	1,000.00	1,179.40	0.82%	4.46
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.40	1.31%	$ 6.59
Class C	1,000.00	1,014.61	2.07%	10.40
Class I	1,000.00	1,020.09	0.97%	4.89
Class R6	1,000.00	1,020.14	0.96%	4.84
Class Y	1,000.00	1,020.84	0.82%	4.13

Delaware Ivy Multi-Asset Income Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratio	Expenses Paid During Period 10/1/22 to 3/31/23*
Actual Fund return†
Class A	$1,000.00	$1,139.70	1.11%	$ 5.92
Class C	1,000.00	1,136.20	1.88%	10.01
Class I	1,000.00	1,142.60	0.75%	4.01
Class R6	1,000.00	1,142.00	0.75%	4.01
Class Y	1,000.00	1,140.20	1.11%	5.92
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.40	1.11%	$ 5.59
Class C	1,000.00	1,015.56	1.88%	9.45
Class I	1,000.00	1,021.19	0.75%	3.78
Class R6	1,000.00	1,021.19	0.75%	3.78
Class Y	1,000.00	1,019.40	1.11%	5.59

Delaware Ivy Strategic Income Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratio	Expenses Paid During Period 10/1/22 to 3/31/23*
Actual Fund return†
Class A	$1,000.00	$1,061.10	1.00%	$5.14
Class C	1,000.00	1,056.80	1.77%	9.08
Class I	1,000.00	1,061.50	0.67%	3.44
Class R6	1,000.00	1,061.40	0.67%	3.44
Class Y	1,000.00	1,061.10	1.00%	5.14
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.95	1.00%	$5.04
Class C	1,000.00	1,016.11	1.77%	8.90
Class I	1,000.00	1,021.59	0.67%	3.38
Class R6	1,000.00	1,021.59	0.67%	3.38
Class Y	1,000.00	1,019.95	1.00%	5.04

Delaware Ivy Total Return Bond Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratio	Expenses Paid During Period 10/1/22 to 3/31/23*
Actual Fund return†
Class A	$1,000.00	$1,054.20	1.23%	$6.30
Class C	1,000.00	1,051.40	1.95%	9.97
Class I	1,000.00	1,057.30	0.99%	5.08
Class R6	1,000.00	1,056.60	0.87%	4.46
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.80	1.23%	$6.19
Class C	1,000.00	1,015.21	1.95%	9.80
Class I	1,000.00	1,020.00	0.99%	4.99
Class R6	1,000.00	1,020.59	0.87%	4.38

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Disclosure of Fund expenses

In addition to the Funds’ expenses reflected on the previous pages, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds, in which it invests. The tables on the previous pages do not reflect the expenses of any Underlying Funds.

Security type / sector / state / territory allocations

Delaware Ivy California Municipal High Income Fund	As of March 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.97%
Education Revenue Bonds	19.71%
Electric Revenue Bond	5.90%
Healthcare Revenue Bonds	8.91%
Housing Revenue Bonds	3.30%
Industrial Development Revenue/Pollution Control Revenue Bonds	13.92%
Local General Obligation Bond	2.12%
Pre-Refunded Bonds	5.83%
Special Tax Revenue Bonds	33.58%
State General Obligation Bond	0.67%
Transportation Revenue Bonds	5.03%
Short-Term Investments	0.39%
Total Value of Securities	99.36%
Receivables and Other Assets Net of Liabilities	0.64%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Ivy California Municipal High Income Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
California	85.27%
Puerto Rico	13.70%
Total Value of Securities	98.97%

Security type / sector allocations

Delaware Ivy Corporate Bond Fund	As of March 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bond	0.14%
Corporate Bonds	94.89%
Banking	21.68%
Basic Industry	1.76%
Brokerage	2.63%
Capital Goods	3.46%
Communications	10.29%
Consumer Cyclical	7.46%
Consumer Non-Cyclical	7.80%
Electric	4.05%
Energy	4.46%
Finance Companies	1.74%
Industrials	0.46%
Insurance	6.06%
Natural Gas	0.61%
Real Estate Investment Trusts	1.35%
Technology	18.06%
Transportation	2.00%
Utilities	1.02%
Municipal Bonds	1.29%
Sovereign Bonds	0.56%
US Treasury Obligations	2.75%
Total Value of Securities	99.63%
Receivables and Other Assets Net of Liabilities	0.37%
Total Net Assets	100.00%

Security type / sector allocations

Delaware Ivy Crossover Credit Fund	As of March 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bond	0.17%
Corporate Bonds	97.65%
Banking	12.41%
Basic Industry	0.88%
Brokerage	3.65%
Capital Goods	0.45%
Communications	15.24%
Consumer Cyclical	8.99%
Consumer Non-Cyclical	7.09%
Electric	3.04%
Energy	4.93%
Finance Companies	4.08%
Insurance	7.18%
Real Estate Investment Trusts	4.53%
Technology	25.09%
Transportation	0.09%
Municipal Bonds	0.59%
US Treasury Obligations	1.01%
Total Value of Securities	99.42%
Receivables and Other Assets Net of Liabilities	0.58%
Total Net Assets	100.00%

Security type / country allocations

Delaware Ivy Emerging Markets Local Currency Debt Fund	As of March 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / country	Percentage of net assets
Sovereign Bonds	89.58%
Brazil	9.32%
Chile	3.34%
Colombia	4.09%
Czech Republic	9.60%
Dominican Republic	0.72%
Hungary	3.87%
Indonesia	15.33%
Malaysia	9.21%
Mexico	7.11%
Peru	2.21%
Poland	0.28%
Romania	3.29%
South Africa	9.08%
Thailand	10.14%
Turkey	1.04%
Ukraine	0.63%
Uruguay	0.32%
Supranational Banks	4.65%
Total Value of Securities	94.23%
Receivables and Other Assets Net of Liabilities	5.77%
Total Net Assets	100.00%

Security type / sector allocations

Delaware Ivy Government Securities Fund	As of March 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	2.69%
Agency Commercial Mortgage-Backed Securities	13.83%
Agency Mortgage-Backed Securities	29.96%
Agency Obligations	1.68%
US Treasury Obligations	48.68%
Short-Term Investments	4.88%
Total Value of Securities	101.72%
Liabilities Net of Receivables and Other Assets	(1.72)%
Total Net Assets	100.00%

Security type / sector allocations

Delaware Ivy High Yield Fund	As of March 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bond	0.20%
Corporate Bonds	93.19%
Automotive	2.42%
Basic Industry	6.20%
Capital Goods	4.66%
Communications	8.55%
Consumer Goods	0.69%
Electric	3.30%
Energy	15.69%
Financial Services	3.76%
Healthcare	7.34%
Insurance	4.63%
Leisure	7.65%
Media	10.75%
Retail	5.78%
Services	5.48%
Technology & Electronics	4.65%
Transportation	1.64%
Municipal Bonds	0.56%
Short-Term Investments	4.59%
Total Value of Securities	98.54%
Receivables and Other Assets Net of Liabilities	1.46%
Total Net Assets	100.00%

Security type / country and sector allocations

Delaware Ivy International Small Cap Fund	As of March 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	96.79%
Argentina	0.90%
Australia	2.62%
Austria	2.80%
Brazil	2.63%
Canada	10.44%
China	8.20%
Denmark	1.51%
Finland	0.99%
France	1.36%
Germany	3.84%
Greece	0.51%
India	1.15%
Indonesia	0.82%
Ireland	1.01%
Israel	1.29%
Italy	6.04%
Japan	22.81%
Mexico	3.99%
Netherlands	1.10%
Norway	1.97%
Republic of Korea	2.20%
South Africa	0.63%
Spain	1.94%
Sweden	2.59%
Taiwan	5.31%
Thailand	0.69%
United Kingdom	6.20%
United States	1.25%
Preferred Stock	0.74%
Rights	0.01%
Short-Term Investments	2.37%
Total Value of Securities	99.91%
Receivables and Other Assets Net of Liabilities	0.09%
Total Net Assets	100.00%

Common stocks, preferred stock, and rights by sector	Percentage of net assets
Communication Services	1.36%
Consumer Discretionary	20.22%
Consumer Staples	2.17%
Energy	4.83%
Financials	10.98%
Healthcare	6.03%
Industrials	24.33%
Information Technology	11.14%
Materials	11.65%
Real Estate	3.77%
Utilities	1.06%
Total	97.54%

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Multi-Asset Income Fund	As of March 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Mortgage-Backed Securities	2.40%
Corporate Bonds	34.05%
Banking	1.00%
Basic Industry	1.34%
Brokerage	0.56%
Capital Goods	2.30%
Communications	6.33%
Consumer Cyclical	5.44%
Consumer Non-Cyclical	3.04%
Electric	1.37%
Energy	5.68%
Finance Companies	1.12%
Industrials	0.43%
Insurance	1.74%
Natural Gas	0.05%
Real Estate Investment Trusts	0.03%
Technology	3.25%
Transportation	0.37%
Non-Agency Commercial Mortgage-Backed Securities	0.70%
Loan Agreements	1.31%
US Treasury Obligations	2.42%
Common Stocks	52.00%
Basic Industry	1.41%
Capital Goods	0.27%
Communications	0.60%
Consumer Cyclical	4.11%
Consumer Non-Cyclical	16.34%
Consumer Staples	0.51%
Energy	3.95%
Financial Services	0.25%
Home builders	0.04%
Industrials	4.31%
Materials	3.47%
Real Estate	0.81%
REIT Diversified	1.18%
REIT Healthcare	0.86%
REIT Industrial	1.34%
REIT Information Technology	0.72%
REIT Lodging	0.21%
REIT Mall	0.09%
REIT Manufactured Housing	0.31%
REIT Multifamily	1.18%
REIT Office	0.29%
REIT Retail	0.26%
REIT Self-Storage	0.83%
REIT Shopping Center	0.38%
REIT Single Tenant	0.77%
REIT Specialty	0.06%
Technology	3.18%
Utilities	4.27%
Preferred Stock	0.01%
Exchange-Traded Funds	5.45%
Master Limited Partnerships	0.36%
Warrants	0.01%
Short-Term Investments	0.08%
Total Value of Securities	98.79%
Receivables and Other Assets Net of Liabilities	1.21%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Nestle	1.41%
Koninklijke Ahold Delhaize	1.37%
Amadeus IT Group	1.14%
Danone	1.06%
SAP	1.04%
Air Liquide	1.01%
Unilever	1.00%
Clorox	0.99%
Diageo	0.98%
Henry Schein	0.98%

Security type / sector allocation

Delaware Ivy Strategic Income Fund	As of March 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	7.79%
Agency Mortgage-Backed Securities	2.34%
Convertible Bond	0.30%
Corporate Bonds	50.31%
Banking	7.04%
Basic Industry	2.30%
Brokerage	1.03%
Capital Goods	2.57%
Communications	5.82%
Consumer Cyclical	6.59%
Consumer Non-Cyclical	3.53%
Electric	2.30%
Energy	8.57%
Finance Companies	0.56%
Financials	0.47%
Industrials	0.77%
Insurance	1.55%
Real Estate Investment Trusts	0.36%
Technology	2.29%
Transportation	3.53%
Utilities	1.03%
Municipal Bonds	0.92%
Non-Agency Collateralized Mortgage Obligations	4.08%
Non-Agency Commercial Mortgage-Backed Securities	0.60%
Loan Agreements	1.77%
Sovereign Bonds	5.16%
Brazil	0.19
Chile	0.59
Colombia	0.36
Dominican Republic	0.12
Indonesia	0.61
Mexico	0.82
Morocco	0.31
Panama	0.61
Peru	1.33
Serbia	0.22
Supranational Banks	0.75%
US Treasury Obligations	22.35%
Common Stocks	1.33%
Preferred Stock	0.01%
Warrants	0.01%
Options Purchased	0.08%
Short-Term Investments	1.70%
Total Value of Securities Before Options Written	99.50%
Options Written	(0.05)%
Receivables and Other Assets Net of Liabilities	0.55%
Total Net Assets	100.00%

Security type / sector allocations

Delaware Ivy Total Return Bond Fund	As of March 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Mortgage-Backed Securities	7.94%
Corporate Bonds	47.70%
Banking	15.72%
Basic Industry	2.44%
Capital Goods	1.41%
Communications	0.73%
Consumer Cyclical	1.03%
Consumer Non-Cyclical	3.30%
Electric	4.95%
Energy	5.93%
Finance Companies	1.11%
Financial Services	0.64%
Industrials	0.27%
Insurance	4.07%
Natural Gas	0.30%
Real Estate Investment Trusts	0.49%
Technology	2.21%
Transportation	2.84%
Utilities	0.26%
Sovereign Bonds	36.22%
Albania	0.28
Angola	0.52
Armenia	0.24
Bermuda	0.96
Brazil	0.26
Canada	2.74
Chile	0.63
Colombia	1.29
Denmark	2.63
Dominican Republic	1.17
Egypt	0.24
Finland	1.59
Georgia	0.28
Germany	1.90
Honduras	0.24
Indonesia	1.53
Italy	5.14
Ivory Coast	0.98
Kazakhstan	0.28
Morocco	1.02
Netherlands	1.67
New Zealand	2.71
Pakistan	0.10
Paraguay	1.63
Philippines	0.47
Republic of North Macedonia	0.35
Senegal	0.25
South Africa	1.70
Spain	1.15
United Kingdom	0.76
Uzbekistan	1.51
Supranational Banks	2.58%
US Treasury Obligation	0.73%
Options Purchased	0.19%
Short-Term Investments	0.55%
Total Value of Securities Before Options Written	95.91%
Options Written	(0.13)%
Receivables and Other Assets Net of Liabilities	4.22%
Total Net Assets	100.00%

Schedules of investments

Delaware Ivy California Municipal High Income Fund	March 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.97%
Education Revenue Bonds — 19.71%
California Educational Facilities Authority Revenue
(Art Center College of Design)
Series 2018A 5.00% 12/1/48	250,000	$252,782
California Municipal Finance Authority
(California Baptist University)
Series A 144A 5.00% 11/1/46 #	500,000	484,560
(CHF-Davis I - West Village Student Housing Project)
4.00% 5/15/48 (BAM)	300,000	285,279
(The Learning Choice Academy)
Series A 4.00% 7/1/31	95,000	96,002
(The Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/49 #	300,000	268,191
California School Finance Authority
(Green Dot Public Schools California Projects)
Series A 144A 5.00% 8/1/48 #	250,000	251,120
(HTH Learning Project)
Series A 144A 5.00% 7/1/49 #	300,000	276,921
(Larchmont Charter School Project)
Series A 144A 5.00% 6/1/43 #	250,000	249,353
(Rocketship Public Schools - Obligated Group)
Series G 144A 5.00% 6/1/30 #	310,000	311,711
Series G 144A 5.00% 6/1/37 #	330,000	317,658
		2,793,577
Electric Revenue Bond — 5.90%
Puerto Rico Electric Power Authority
Series TT 5.00% 7/1/37 ‡	1,165,000	835,887
		835,887
Healthcare Revenue Bonds — 8.91%
California Municipal Finance Authority
(Eisenhower Medical Center)
Series B 5.00% 7/1/37	250,000	259,550
Series B 5.00% 7/1/42	250,000	256,708
California Statewide Communities Development Authority
(Loma Linda University Medical Center)
Series A 5.25% 12/1/44	250,000	250,515
Series A 144A 5.25% 12/1/56 #	250,000	243,355
Washington Township Health Care District
Series A 3.75% 7/1/31	255,000	252,483
		1,262,611
Housing Revenue Bonds — 3.30%
CSCDA Community Improvement
Authority Essential Housing Revenue
(Parallel - Anaheim)
Series A 144A 4.00% 8/1/56 #	300,000	230,829
Los Angeles Housing Authority
(Union Portfolio Project)
Series A 3.25% 6/1/35	250,000	237,198
		468,027
Industrial Development Revenue/Pollution Control Revenue Bonds — 13.92%
California County Tobacco Securitization Agency
(Gold Country Settlement Funding Corporation)
Series B-1 4.00% 6/1/49	145,000	144,021
(Merced County Tobacco Funding Corporation)
Series B 5.00% 6/1/50	250,000	251,087
(Sonoma County Securitization Corporation)
Series B-2 0.001% 6/1/55 ^	250,000	50,755
(Stanislaus County Tobacco Funding Corporation)
Series D 0.001% 6/1/55 ^	1,000,000	66,551
California Municipal Finance Authority
(United Airlines, Los Angeles International Airport Project)
4.00% 7/15/29 (AMT)	250,000	242,812
California Pollution Control
Financing Authority
(Waste Management Project)
Series A1 3.375% 7/1/25 (AMT)	300,000	298,611
Long Beach Bond Finance Authority
Natural Gas Purchase Revenue Bonds
Series A 5.50% 11/15/37	165,000	183,490
M-S-R Energy Authority California Gas Revenue
Series C 7.00% 11/1/34	300,000	369,987

Schedules of investments

Delaware Ivy California Municipal High Income Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Southern California Public Power Authority
(Natural Gas Project)
Series A 5.00% 11/1/33	295,000	$326,710
Tobacco Securitization Authority of Southern California
(Capital Appreciation - Restructured)
Third Subordinate
Series D 0.032% 6/1/46 ^	305,000	38,924
		1,972,948
Local General Obligation Bond — 2.12%
Oro Grande Elementary School District
(San Bernardino County,California)
4.00% 9/15/32	300,000	300,312
		300,312
Pre-Refunded Bonds — 5.83%
California Municipal Finance Authority
(Retirement Housing Foundation Obligated Group)
Series A 5.00% 11/15/32	425,000	521,475
California School Finance Authority
(Aspire Public School)
144A 5.00% 8/1/41-25 #, §	25,000	26,418
Golden State, California Tobacco
Securitization Corporate Settlement Revenue
Tobacco Settlement Asset - Backed Bonds
Series A-1 5.00% 6/1/29-27 §	250,000	278,315
		826,208
Special Tax Revenue Bonds — 33.58%
Chino Community Facilities District
5.00% 9/1/47	150,000	153,406
Chino Public Financing Authority
Series A 3.50% 9/1/43	250,000	210,695
Commonwealth of Puerto Rico
3.357% 11/1/43 •	641,088	279,675
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	529,359	439,368
Jurupa Community Services District
(Eastvale Area)
Series A 4.125% 9/1/42	200,000	189,872
Series A 4.25% 9/1/47	300,000	281,493
Lammersville Joint Unified School District
(Lammersville School District Community Facilities District No. 2002 (Mountain House))
5.00% 9/1/33	250,000	266,047
Murrieta, California Community Facilities District
(Golden City - Improvement Area A)
5.00% 9/1/46	300,000	306,666
Ontario, California Community Facilities District No. 28
(New Haven Facilities - Area A)
5.00% 9/1/42	130,000	133,933
5.00% 9/1/47	230,000	235,315
Ontario, California Community Facilities District No. 31
(Carriage House / Amberly Lane)
5.00% 9/1/47	135,000	137,741
Poway Unified School District Community Facilities No. 15
(DEL SUR East - Improvement Area C)
5.00% 9/1/46	250,000	251,555
Puerto Rico Sales Tax Financing Revenue (Restructured)
Series A-1 5.668% 7/1/46 ^	720,000	189,065
Series A-1 5.75% 7/1/51 ^	529,000	102,954
Roseville
(Fiddyment Ranch Community Facilities District No. 1)
5.00% 9/1/35	250,000	262,957
Sacramento
(Natomas Central Community Facilities District No. 2006-02)
5.00% 9/1/41	250,000	255,545
San Bernardino County District No. 2006-1
(Lyte Creek North)
4.00% 9/1/42	250,000	235,180

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Tulare Redevelopment Agency Successor Agency
Series A 4.00% 8/1/40 (BAM)	250,000	$251,515
Western Riverside Water & Wastewater Financing Authority
(Local Agency Revenue Bonds)
Series A 5.00% 9/1/29	250,000	271,625
William S. Hart Union High School District
(Community Facilities District No. 2015-1)
5.00% 9/1/47	300,000	304,809
		4,759,416
State General Obligation Bond — 0.67%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	116,000	94,375
		94,375
Transportation Revenue Bonds — 5.03%
Foothill-Eastern, California Transportation Corridor Agency
Series B-1 3.95% 1/15/53	300,000	269,784
Norman Y. Mineta San Jose International Airport
Series A 5.00% 3/1/47 (AMT)	200,000	204,428
San Francisco City & County Airport
Commission-San Francisco International Airport
Series A 4.00% 5/1/49 (AMT)	250,000	239,063
		713,275
Total Municipal Bonds (cost $14,954,627)		14,026,636

	Number of shares
Short-Term Investments — 0.39%
Money Market Mutual Funds — 0.39%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 4.70%)	55,700	55,700
Total Short-Term Investments (cost $55,700)		55,700
Total Value of Securities—99.36% (cost $15,010,327)		$14,082,336

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $2,660,116, which represents 18.77% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Summary of abbreviations:

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Ivy Corporate Bond Fund	March 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.14%
Spirit Airlines 1.00% exercise price $42.88, maturity date 5/15/26	626,000	$507,373
Total Convertible Bond (cost $565,212)		507,373

Corporate Bonds — 94.89%
Banking — 21.68%
Bank of America
1.898%7/23/31 µ	3,425,000	2,748,766
2.299%7/21/32 µ	4,775,000	3,851,777
2.482%9/21/36 µ	445,000	338,261
2.496%2/13/31 µ	3,000,000	2,543,050
2.592%4/29/31 µ	5,325,000	4,512,670
4.20%8/26/24	6,000,000	5,898,533
Bank of New York Mellon 4.70% 9/20/25 µ, Ψ	1,350,000	1,280,838
Barclays 7.385% 11/2/28 µ	579,000	614,228
Citigroup
2.572%6/3/31 µ	5,725,000	4,833,570
3.50%5/15/23	1,390,000	1,385,501
3.52%10/27/28 µ	3,250,000	3,040,460
4.412%3/31/31 µ	3,690,000	3,505,788
Fifth Third Bancorp 6.361% 10/27/28 µ	1,046,000	1,053,877
Goldman Sachs Group
1.542%9/10/27 µ	1,295,000	1,140,294
2.383%7/21/32 µ	2,325,000	1,889,166
3.50%11/16/26	1,000,000	955,944
3.80%3/15/30	7,550,000	7,038,973
4.25%10/21/25	2,500,000	2,427,972
JPMorgan Chase & Co.
2.522%4/22/31 µ	4,165,000	3,563,044
3.22%3/1/25 µ	5,000,000	4,894,946
3.875%9/10/24	1,964,000	1,931,409
KeyCorp 4.789% 6/1/33 µ	104,000	93,211
Morgan Stanley
1.794%2/13/32 µ	4,475,000	3,515,927
3.875%1/27/26	4,150,000	4,052,785
Popular 7.25% 3/13/28	1,790,000	1,772,530
SVB Financial Group 4.00% 5/15/26 ‡, Ψ	1,670,000	110,270
Truist Financial
4.95% 9/1/25 µ, Ψ	1,955,000	1,811,858
6.123%10/28/33 µ	347,000	364,384
US Bancorp 2.491% 11/3/36 µ	2,550,000	1,970,178
Wells Fargo & Co. 2.879% 10/30/30 µ	4,808,000	4,181,430
		77,321,640
Basic Industry — 1.76%
Celanese US Holdings 6.05% 3/15/25	725,000	729,666
Graphic Packaging International
144A 0.821% 4/15/24 #	3,020,000	2,878,567
Nutrien
4.90%3/27/28	540,000	540,248
5.80%3/27/53	675,000	696,053
Rio Tinto Finance USA 5.125% 3/9/53	1,400,000	1,443,761
		6,288,295
Brokerage — 2.63%
Blackstone Holdings Finance
144A 1.60% 3/30/31 #	1,250,000	943,030
144A 2.00% 1/30/32 #	4,240,000	3,225,193
Intercontinental Exchange 2.10% 6/15/30	1,795,000	1,518,109
Jefferies Financial Group 2.625% 10/15/31	1,530,000	1,170,692
KKR Group Finance VIII 144A
3.50%8/25/50 #	3,750,000	2,538,050
		9,395,074
Capital Goods — 3.46%
Ashtead Capital 144A 2.45% 8/12/31 #	305,000	240,546
Boeing 3.75% 2/1/50	2,500,000	1,896,897
Masco 1.50% 2/15/28	2,775,000	2,364,619
Parker-Hannifin 4.25% 9/15/27	295,000	289,670
Raytheon Technologies
5.15% 2/27/33	530,000	551,878
5.375% 2/27/53	320,000	337,275
Republic Services 2.30% 3/1/30	4,114,000	3,565,946
Waste Connections 3.50% 5/1/29	3,300,000	3,082,745
		12,329,576
Communications — 10.29%
AT&T
3.50%6/1/41	3,000,000	2,370,176
3.50%9/15/53	2,255,000	1,640,058
3.55%9/15/55	1,000,000	719,074
3.65%6/1/51	5,400,000	4,096,329
CCO Holdings 144A 4.75% 2/1/32 #	1,200,000	1,009,329
Charter Communications Operating
3.85%4/1/61	1,190,000	743,462
3.90%6/1/52	1,385,000	917,194
4.50%2/1/24	3,942,000	3,903,697
Comcast
2.887%11/1/51	2,410,000	1,647,386
3.25%11/1/39	3,125,000	2,539,192

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Crown Castle 1.05% 7/15/26	3,000,000	$2,645,194
Directv Financing 144A 5.875% 8/15/27 #	1,050,000	951,993
Discovery Communications 4.00% 9/15/55	1,155,000	767,522
Paramount Global 4.75% 5/15/25	1,332,000	1,316,345
Sprint Capital 6.875% 11/15/28	1,335,000	1,435,793
T-Mobile USA
3.30% 2/15/51	575,000	409,504
3.50% 4/15/25	2,350,000	2,285,570
Verizon Communications
2.875% 11/20/50	1,690,000	1,125,773
4.329% 9/21/28	2,500,000	2,472,540
4.50% 8/10/33	3,175,000	3,069,471
VZ Secured Financing 144A 5.00% 1/15/32 #	800,000	653,500
		36,719,102
Consumer Cyclical — 7.46%
Amazon.com
2.50% 6/3/50	3,190,000	2,164,903
3.875% 8/22/37	7,500,000	6,986,030
Aptiv 3.10% 12/1/51	1,191,000	756,389
DR Horton 2.60% 10/15/25	3,620,000	3,388,981
General Motors Financial
1.25% 1/8/26	1,375,000	1,238,723
2.40% 10/15/28	1,580,000	1,352,728
Home Depot 4.20% 4/1/43	4,700,000	4,261,133
Levi Strauss & Co. 144A 3.50% 3/1/31 #	170,000	145,111
NVR 3.00% 5/15/30	5,313,000	4,677,429
VICI Properties 4.95% 2/15/30	1,725,000	1,620,425
		26,591,852
Consumer Non-Cyclical — 7.80%
Amgen
2.80% 8/15/41	2,250,000	1,644,910
5.25% 3/2/33	955,000	981,688
Boston Scientific 1.90% 6/1/25	1,000,000	945,730
Clorox 3.90% 5/15/28	5,512,000	5,368,766
CVS Health 2.70% 8/21/40	1,594,000	1,141,590
Eli Lilly & Co.
4.875% 2/27/53	700,000	724,616
5.00% 2/27/26	535,000	539,971
GE HealthCare Technologies
144A 5.60% 11/15/25 #	305,000	308,860
144A 5.65% 11/15/27 #	810,000	837,697
JBS USA Lux 144A 3.00% 2/2/29 #	1,778,000	1,519,168
McCormick & Co. 0.90% 2/15/26	5,095,000	4,567,997
Merck & Co. 2.75% 12/10/51	2,000,000	1,417,647
Royalty Pharma
1.20% 9/2/25	3,750,000	3,401,899
3.30% 9/2/40	425,000	308,441
3.35% 9/2/51	1,057,000	697,590
3.55% 9/2/50	447,000	308,707
Universal Health Services 1.65% 9/1/26	2,965,000	2,611,416
US Foods 144A 4.75% 2/15/29 #	550,000	508,731
		27,835,424
Electric — 4.05%
AEP Transmission 5.40% 3/15/53	335,000	349,480
Appalachian Power 4.50% 8/1/32	465,000	446,729
Black Hills 1.037% 8/23/24	1,850,000	1,741,851
Commonwealth Edison 2.75% 9/1/51	2,500,000	1,664,039
Constellation Energy Generation 5.60% 3/1/28	1,075,000	1,107,294
Consumers Energy 4.625% 5/15/33	443,000	442,118
Duke Energy Carolinas
3.95% 11/15/28	429,000	421,120
5.35% 1/15/53	700,000	729,581
Edison International 8.125% 6/15/53 µ	1,575,000	1,598,625
Louisville Gas and Electric 5.45% 4/15/33	875,000	909,906
MidAmerican Energy 3.95% 8/1/47	1,000,000	856,543
NextEra Energy Capital Holdings
3.00% 1/15/52	285,000	192,426
6.051% 3/1/25	1,600,000	1,628,513
Oglethorpe Power 144A 4.50% 4/1/47 #	1,530,000	1,304,770
Southern California Edison
3.45% 2/1/52	430,000	315,649
4.125% 3/1/48	895,000	742,259
		14,450,903
Energy — 4.46%
BP Capital Markets America 2.939% 6/4/51	2,755,000	1,914,239
Colorado Interstate Gas 144A 4.15% 8/15/26 #	6,000,000	5,821,595
Energy Transfer
5.00% 5/15/50	135,000	115,437
5.30% 4/15/47	1,450,000	1,273,256
5.75% 2/15/33	263,000	269,641
Kinder Morgan
4.80% 2/1/33	770,000	743,440
5.20% 6/1/33	1,025,000	1,019,112
Marathon Oil 5.20% 6/1/45	245,000	213,502

Schedules of investments

Delaware Ivy Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Targa Resources Partners 5.00% 1/15/28	1,470,000	$1,422,769
Williams Cos. 4.85% 3/1/48	3,500,000	3,103,788
		15,896,779
Finance Companies — 1.74%
AerCap Ireland Capital DAC
1.75% 1/30/26	975,000	873,928
3.00% 10/29/28	1,615,000	1,411,107
Air Lease
2.875% 1/15/32	530,000	438,275
4.125% 12/15/26 µ, Ψ	1,454,000	992,355
5.85% 12/15/27	455,000	457,801
Aviation Capital Group
144A 1.95% 1/30/26 #	657,000	584,838
144A 1.95% 9/20/26 #	355,000	307,644
144A 6.25% 4/15/28 #	300,000	300,463
Avolon Holdings Funding 144A
3.25% 2/15/27 #	960,000	852,877
		6,219,288
Industrials — 0.46%
University of Southern California
3.028% 10/1/39	2,000,000	1,653,969
		1,653,969
Insurance — 6.06%
American International Group
5.125% 3/27/33	1,620,000	1,611,274
Aon
2.80% 5/15/30	4,950,000	4,378,124
5.00% 9/12/32	1,065,000	1,070,600
Athene Global Funding 144A
1.985% 8/19/28 #	2,750,000	2,228,209
Brighthouse Financial 3.85% 12/22/51	597,000	387,528
First American Financial 2.40% 8/15/31	2,400,000	1,857,725
Principal Life Global Funding II
144A 3.00% 4/18/26 #	4,000,000	3,782,229
UnitedHealth Group
3.05% 5/15/41	5,240,000	4,135,611
4.50% 4/15/33	1,080,000	1,074,267
5.05% 4/15/53	1,080,000	1,093,107
		21,618,674
Natural Gas — 0.61%
Southern California Gas
4.30% 1/15/49	2,045,000	1,734,393
6.35% 11/15/52	385,000	444,267
		2,178,660
Real Estate Investment Trusts — 1.35%
American Homes 4 Rent 3.625% 4/15/32	945,000	819,627
Extra Space Storage
2.35% 3/15/32	785,000	617,832
2.55% 6/1/31	4,140,000	3,363,554
		4,801,013
Technology — 18.06%
Adobe 2.30% 2/1/30	5,890,000	5,233,955
Alphabet 2.05% 8/15/50	2,646,000	1,684,518
Apple
2.65% 5/11/50	825,000	582,343
2.65% 2/8/51	825,000	578,914
2.70% 8/5/51	575,000	405,695
Autodesk 2.85% 1/15/30	4,616,000	4,080,395
Broadcom 144A 3.469% 4/15/34 #	2,195,000	1,804,409
CDW 3.276% 12/1/28	2,070,000	1,827,344
CoStar Group 144A 2.80% 7/15/30 #	2,817,000	2,363,382
Entegris Escrow 144A 4.75% 4/15/29 #	1,005,000	951,044
Equinix 2.625% 11/18/24	5,715,000	5,503,876
Fidelity National Information Services 1.65% 3/1/28	2,775,000	2,375,971
Fiserv 3.85% 6/1/25	5,500,000	5,388,509
Global Payments 2.65% 2/15/25	4,195,000	3,983,874
Microchip Technology 0.983% 9/1/24	4,476,000	4,226,694
Micron Technology 6.75% 11/1/29	342,000	363,486
Microsoft 2.921% 3/17/52	3,500,000	2,664,277
NXP 3.875% 6/18/26	2,200,000	2,125,852
Oracle
5.80% 11/10/25	315,000	323,009
6.15% 11/9/29	460,000	490,176
PayPal Holdings 2.30% 6/1/30	890,000	762,493
Sensata Technologies 144A 3.75% 2/15/31 #	805,000	705,099
ServiceNow 1.40% 9/1/30	3,977,000	3,205,600
Texas Instruments 3.875% 3/15/39	3,933,000	3,592,779
Thomson Reuters 3.35% 5/15/26	2,450,000	2,345,997
Visa 2.70% 4/15/40	5,065,000	4,029,917
VMware 4.50% 5/15/25	2,850,000	2,815,397
		64,415,005
Transportation — 2.00%
American Airlines 144A 5.50% 4/20/26 #	535,000	527,158
Burlington Northern Santa Fe 4.55% 9/1/44	2,000,000	1,891,068

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Delta Air Lines 2020-1 Class AA
Pass Through Trust 2.00% 12/10/29 ♦	1,679,768	$1,480,310
United Airlines 2016-1 Class AA
Pass Through Trust 3.10% 1/7/30 ♦	3,611,390	3,252,094
		7,150,630
Utilities — 1.02%
American Water Capital 4.15% 6/1/49	3,800,000	3,254,005
Oglethorpe Power 5.25% 9/1/50	390,000	369,200
		3,623,205
Total Corporate Bonds (cost $387,803,210)		338,489,089

Municipal Bonds — 1.29%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 2.986% 7/1/24 ^	19,099	17,983
Series A-1 4.00% 7/1/35	41,688	36,438
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	1,843,025	1,529,711
New York City Industrial Development Agency
(Yankee Stadium Project) 144A
11.00% 3/1/29 #	2,537,000	3,014,819
Total Municipal Bonds (cost $4,344,707)		4,598,951

Sovereign Bonds — 0.56%∆
Colombia — 0.23%
Colombia Government International Bond
3.25% 4/22/32	1,075,000	802,623
		802,623
Mexico — 0.33%
Mexico Government International Bond
3.75% 4/19/71	1,750,000	1,168,282
		1,168,282
Total Sovereign Bonds (cost $2,794,592)		1,970,905

US Treasury Obligations — 2.75%
US Treasury Bonds
3.625% 2/15/53	2,715,000	2,696,122
US Treasury Notes
3.50% 1/31/30	6,245,000	6,220,606
US Treasury Notes
3.50% 2/15/33	895,000	896,468
Total US Treasury Obligations (cost $9,703,585)		9,813,196
Total Value of Securities—99.63% (cost $405,211,306)		$355,379,514
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
Ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $40,308,311, which represents 11.30% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
∆	Securities have been classified by country of risk.

Summary of abbreviations:

DAC – Designated Activity Company

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Ivy Crossover Credit Fund	March 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.17%
Spirit Airlines 1.00% exercise price $42.88, maturity date 5/15/26	32,000	$25,936
Total Convertible Bond (cost $28,909)		25,936

Corporate Bonds — 97.65%
Banking — 12.41%
Bank of America
1.898% 7/23/31 µ	500,000	401,280
2.482% 9/21/36 µ	5,000	3,801
6.204% 11/10/28 µ	10,000	10,463
Bank of New York Mellon 5.834% 10/25/33 µ	15,000	16,032
Fifth Third Bancorp 6.361% 10/27/28 µ	11,000	11,083
Goldman Sachs Group 2.383% 7/21/32 µ	1,000,000	812,544
JPMorgan Chase & Co. 2.522% 4/22/31 µ	500,000	427,736
KeyCorp 4.789% 6/1/33 µ	5,000	4,481
Popular 7.25% 3/13/28	80,000	79,219
SVB Financial Group 4.00% 5/15/26 µ, ‡, Ψ	55,000	3,632
Truist Financial
4.95% 9/1/25 µ, Ψ	45,000	41,705
6.123% 10/28/33 µ	7,000	7,351
US Bancorp
2.491% 11/3/36 µ	150,000	115,893
4.653% 2/1/29 µ	18,000	17,608
		1,952,828
Basic Industry — 0.88%
Celanese US Holdings 6.05% 3/15/25	20,000	20,129
Nutrien
4.90% 3/27/28	25,000	25,011
5.80% 3/27/53	30,000	30,936
Rio Tinto Finance USA 5.125% 3/9/53	60,000	61,875
		137,951
Brokerage — 3.65%
Jefferies Financial Group 2.625% 10/15/31	750,000	573,869
		573,869
Capital Goods — 0.45%
Boeing 3.75% 2/1/50	75,000	56,907
Parker-Hannifin 4.25% 9/15/27	15,000	14,729
		71,636
Communications — 15.24%
AT&T
3.50% 6/1/41	500,000	395,029
3.50% 9/15/53	55,000	40,002
3.65% 6/1/51	500,000	379,290
CCO Holdings 144A 4.75% 2/1/32 #	40,000	33,644
Charter Communications Operating
3.85% 4/1/61	25,000	15,619
3.90% 6/1/52	750,000	496,675
Crown Castle 1.05% 7/15/26	500,000	440,866
Directv Financing 144A 5.875% 8/15/27 #	55,000	49,866
Sprint Capital 6.875% 11/15/28	60,000	64,530
Verizon Communications
2.65% 11/20/40	500,000	357,406
2.875% 11/20/50	90,000	59,952
Warnermedia Holdings 6.412% 3/15/26	65,000	65,348
		2,398,227
Consumer Cyclical — 8.99%
Amazon.com 2.50% 6/3/50	35,000	23,753
Aptiv 3.10% 12/1/51	22,000	13,972
General Motors Financial 1.25% 1/8/26	500,000	450,445
Levi Strauss & Co. 144A 3.50% 3/1/31 #	5,000	4,268
NVR 3.00% 5/15/30	1,000,000	880,374
VICI Properties 4.95% 2/15/30	45,000	42,272
		1,415,084
Consumer Non-Cyclical — 7.09%
Amgen 5.25% 3/2/33	40,000	41,118
CVS Health
2.70% 8/21/40	5,000	3,581
4.78% 3/25/38	40,000	38,160
JBS USA Lux 144A 3.00% 2/2/29 #	34,000	29,050
Royalty Pharma
3.30% 9/2/40	700,000	508,021
3.35% 9/2/51	55,000	36,299
Universal Health Services 1.65% 9/1/26	500,000	440,374
US Foods 144A 4.75% 2/15/29 #	20,000	18,499
		1,115,102
Electric — 3.04%
Constellation Energy Generation 5.60% 3/1/28	45,000	46,352
Consumers Energy 4.625% 5/15/33	50,000	49,900
Duke Energy Carolinas 3.95% 11/15/28	25,000	24,541

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Edison International 8.125% 6/15/53 µ	70,000	$71,050
Eversource Energy 5.45% 3/1/28	50,000	51,850
NextEra Energy Capital Holdings 6.051% 3/1/25	70,000	71,247
Oglethorpe Power
144A 4.50% 4/1/47 #	40,000	34,112
5.25% 9/1/50	15,000	14,200
Southern California Edison 3.45% 2/1/52	45,000	33,033
Vistra Operations 144A 5.125% 5/13/25 #	85,000	82,935
		479,220
Energy — 4.93%
Energy Transfer
5.30% 4/15/47	250,000	219,527
6.25% 4/15/49	20,000	19,852
Enterprise Products Operating
5.35% 1/31/33	10,000	10,369
Kinder Morgan 5.20% 6/1/33	15,000	14,914
Marathon Oil 5.20% 6/1/45	5,000	4,357
MPLX 5.65% 3/1/53	20,000	19,276
Targa Resources Partners 5.00% 1/15/28	45,000	43,554
Williams Cos. 4.85% 3/1/48	500,000	443,398
		775,247
Finance Companies — 4.08%
AerCap Ireland Capital DAC 3.00% 10/29/28	90,000	78,638
Air Lease
4.125% 12/15/26 µ, Ψ	67,000	45,727
5.85% 12/15/27	25,000	25,154
Aviation Capital Group
144A 1.95% 1/30/26 #	37,000	32,936
144A 6.25% 4/15/28 #	15,000	15,023
Avolon Holdings Funding 144A 3.25% 2/15/27 #	500,000	444,207
		641,685
Insurance — 7.18%
American International Group
5.125% 3/27/33	70,000	69,623
Aon 2.80% 5/15/30	500,000	442,235
Athene Global Funding 144A 1.985% 8/19/28 #	20,000	16,205
Brighthouse Financial 3.85% 12/22/51	33,000	21,421
First American Financial 2.40% 8/15/31	750,000	580,539
		1,130,023
Real Estate Investment Trusts — 4.53%
Alexandria Real Estate Equities 4.75% 4/15/35	35,000	32,836
American Homes 4 Rent 3.625% 4/15/32	50,000	43,367
Extra Space Storage
2.35% 3/15/32	60,000	47,223
2.55% 6/1/31	725,000	589,028
		712,454
Technology — 25.09%
Alphabet 2.05% 8/15/50	55,000	35,015
Autodesk 2.85% 1/15/30	750,000	662,976
Broadcom 144A 3.419% 4/15/33 #	500,000	418,709
CDW 3.276% 12/1/28	35,000	30,897
CoStar Group 144A 2.80% 7/15/30 #	1,000,000	838,971
Entegris Escrow 144A 4.75% 4/15/29 #	75,000	70,973
Microchip Technology 0.983% 9/1/24	750,000	708,226
Micron Technology 6.75% 11/1/29	14,000	14,880
Oracle 5.55% 2/6/53	60,000	57,198
Sensata Technologies 144A 3.75% 2/15/31 #	30,000	26,277
ServiceNow 1.40% 9/1/30	750,000	604,526
Thomson Reuters 3.35% 5/15/26	500,000	478,775
		3,947,423
Transportation — 0.09%
American Airlines 144A 5.50% 4/20/26 #	15,000	14,780
		14,780
Total Corporate Bonds (cost $18,266,388)		15,365,529

Municipal Bonds — 0.59%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 2.986% 7/1/24 ^	1,232	1,160
Series A-1 4.00% 7/1/35	2,689	2,351
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	107,885	89,544
Total Municipal Bonds (cost $106,191)		93,055

US Treasury Obligations — 1.01%
US Treasury Bonds
3.625% 2/15/53	120,000	119,166

Schedules of investments

Delaware Ivy Crossover Credit Fund

	Principal amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Notes 3.50% 2/15/33	40,000	$40,065
Total US Treasury Obligations (cost $160,819)		159,231
Total Value of Securities—99.42% (cost $18,562,307)		$15,643,751
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
‡	Non-income producing security. Security is currently in default.
Ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $2,130,455, which represents 13.54% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

DAC – Designated Activity Company

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Emerging Markets Local Currency Debt Fund	March 31, 2023 (Unaudited)

		Principal amount°	Value (US $)
Sovereign Bonds — 89.58%Δ
Brazil — 9.32%
Brazil Letras do Tesouro Nacional
7.194% 7/1/24 ^	BRL	1,258,000	$214,741
8.19% 1/1/24 ^	BRL	4,300,000	773,291
Brazil Notas do Tesouro Nacional
Series F 10.00% 1/1/27	BRL	4,045,000	750,530
Series F 10.00% 1/1/31	BRL	672,000	116,061
			1,854,623
Chile — 3.34%
Bonos de la Tesoreria de la Republica en pesos
144A 2.30% 10/1/28 #	CLP	100,000,000	107,171
144A 2.80% 10/1/33 #	CLP	115,000,000	117,864
4.50% 3/1/26	CLP	90,000,000	108,140
144A 4.70% 9/1/30 #	CLP	40,000,000	48,450
144A 5.00% 10/1/28 #	CLP	80,000,000	97,835
5.00% 3/1/35	CLP	70,000,000	87,085
6.00% 1/1/43	CLP	70,000,000	97,456
			664,001
Colombia — 4.09%
Colombian TES
5.75% 11/3/27	COP	717,400,000	124,885
6.25% 7/9/36	COP	320,300,000	43,610
7.00% 3/26/31	COP	778,500,000	128,708
7.00% 6/30/32	COP	1,042,100,000	165,970
7.25% 10/18/34	COP	885,100,000	136,558
7.25% 10/26/50	COP	421,700,000	56,169
7.75% 9/18/30	COP	896,000,000	157,325
			813,225
Czech Republic — 9.60%
Czech Republic Government Bonds
0.25% 2/10/27	CZK	1,580,000	61,332
0.95% 5/15/30	CZK	8,230,000	295,289
1.25% 2/14/25	CZK	3,010,000	129,362
1.50% 4/24/40	CZK	1,700,000	49,963
1.75% 6/23/32	CZK	12,900,000	472,047
2.00% 10/13/33	CZK	4,250,000	154,613
2.40% 9/17/25	CZK	4,400,000	190,429
2.50% 8/25/28	CZK	4,860,000	200,647
2.75% 7/23/29	CZK	4,470,000	184,613
5.008% 12/12/24 ^	CZK	4,060,000	171,388
			1,909,683
Dominican Republic — 0.72%
Dominican Republic International Bond
9.75% 6/5/26	DOP	8,000,000	143,196
			143,196
Hungary — 3.87%
Hungary Government Bonds
1.00% 11/26/25	HUF	50,000,000	112,302
1.50% 4/22/26	HUF	18,740,000	41,433
1.50% 8/26/26	HUF	29,820,000	64,277
2.50% 10/24/24	HUF	21,220,000	52,356
2.75% 12/22/26	HUF	55,000,000	122,086
3.00% 10/27/38	HUF	8,510,000	13,525
4.00% 4/28/51	HUF	95,680,000	156,420
6.00% 11/24/23	HUF	42,520,000	115,390
6.75% 10/22/28	HUF	36,100,000	91,802
			769,591
Indonesia — 15.33%
Indonesia Treasury Bonds
6.125% 5/15/28	IDR	15,096,000,000	993,782
6.625% 5/15/33	IDR	4,980,000,000	326,708
7.125% 6/15/42	IDR	2,270,000,000	153,357
7.50% 8/15/32	IDR	1,105,000,000	77,312
7.50% 6/15/35	IDR	5,300,000,000	368,662
7.75% 4/15/31	IDR	979,000,000	69,929
8.25% 5/15/29	IDR	2,683,000,000	195,115
8.375% 9/15/26	IDR	570,000,000	40,420
8.75% 5/15/31	IDR	5,042,000,000	378,322
8.75% 2/15/44	IDR	1,353,000,000	104,939
9.00% 3/15/29	IDR	2,800,000,000	209,367
9.50% 7/15/31	IDR	290,000,000	22,821
9.50% 5/15/41	IDR	1,307,000,000	109,883
			3,050,617
Malaysia — 9.21%
Malaysia Government Bonds
2.632% 4/15/31	MYR	675,000	139,417
3.733% 6/15/28	MYR	1,820,000	413,173
3.757% 4/20/23	MYR	1,585,000	359,496
3.757% 5/22/40	MYR	3,149,000	672,176
3.828% 7/5/34	MYR	200,000	44,296
4.232% 6/30/31	MYR	650,000	150,434
4.392% 4/15/26	MYR	236,000	54,928
			1,833,920
Mexico — 7.11%
Mexican Bonos
5.50% 3/4/27	MXN	9,600,000	469,401
7.75% 5/29/31	MXN	2,740,000	142,763

Schedules of investments

Delaware Ivy Emerging Markets Local Currency Debt Fund

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Mexico (continued)
Mexican Bonos
7.75% 11/23/34	MXN	4,510,000	$231,001
7.75% 11/13/42	MXN	1,500,000	72,636
8.00% 11/7/47	MXN	600,000	29,655
8.50% 11/18/38	MXN	5,128,100	271,895
10.00% 11/20/36	MXN	3,270,000	198,225
			1,415,576
Peru — 2.21%
Peru Government Bonds
5.35% 8/12/40	PEN	190,000	39,534
5.40% 8/12/34	PEN	496,000	110,713
5.94% 2/12/29	PEN	252,000	63,264
Peruvian Government International Bonds
6.90% 8/12/37	PEN	300,000	74,792
6.95% 8/12/31	PEN	586,000	151,782
			440,085
Poland — 0.28%
Republic of Poland Government Bond
2.50% 7/25/27	PLN	272,000	54,873
			54,873
Romania — 3.29%
Romania Government Bonds
3.25% 4/29/24	RON	580,000	123,068
4.00% 10/25/23	RON	700,000	151,743
4.15% 1/26/28	RON	500,000	96,275
4.85% 4/22/26	RON	900,000	185,100
5.00% 2/12/29	RON	505,000	98,774
			654,960
South Africa — 9.08%
Republic of South Africa Government Bonds
6.50% 2/28/41	ZAR	1,840,021	65,085
8.25% 3/31/32	ZAR	6,500,000	318,703
8.50% 1/31/37	ZAR	4,897,009	221,514
8.75% 1/31/44	ZAR	4,580,705	199,500
8.75% 2/28/48	ZAR	9,704,755	419,640
8.875% 2/28/35	ZAR	5,713,558	275,425
9.00% 1/31/40	ZAR	4,310,342	197,010
10.50% 12/21/26	ZAR	1,849,000	110,565
			1,807,442
Thailand — 10.14%
Thailand Government Bonds
1.60% 12/17/29	THB	5,655,000	159,727
1.60% 6/17/35	THB	839,000	22,057
2.00% 12/17/31	THB	8,812,000	251,836
2.875% 12/17/28	THB	32,821,000	1,001,199
2.875% 6/17/46	THB	5,000,000	144,389
3.30% 6/17/38	THB	10,220,000	318,808
3.40% 6/17/36	THB	2,440,000	77,369
3.775% 6/25/32	THB	1,286,000	42,196
			2,017,581
Turkey — 1.04%
Turkey Government Bonds
9.00% 7/24/24	TRY	900,000	44,861
10.40% 3/20/24	TRY	450,000	22,735
10.60% 2/11/26	TRY	856,637	42,409
12.40% 3/8/28	TRY	130,848	7,245
12.60% 10/1/25	TRY	1,700,000	90,320
			207,570
Ukraine — 0.63%
Ukraine Government International Bond
11.67% 11/22/23	UAH	5,394,000	126,359
			126,359
Uruguay — 0.32%
Uruguay Government International Bonds
8.25% 5/21/31	UYU	1,109,152	25,388
8.50% 3/15/28	UYU	1,637,000	39,240
			64,628
Total Sovereign Bonds (cost $19,823,743)			17,827,930

Supranational Banks — 4.65%
European Investment Bank
8.50% 8/24/23	EGP	7,000,000	205,209
13.943% 10/18/32 ^	ZAR	10,260,000	242,771
International Finance
7.00% 7/20/27	MXN	9,270,000	477,029
Total Supranational Banks (cost $1,097,441)			925,009
Total Value of Securities—94.23% (cost $20,921,184)			$18,752,939

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of risk.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $371,320, which represents 1.87% of the Fund's net assets. See Note 10 in “Notes to financial statements."

The following foreign currency exchange contracts were outstanding at March 31, 2023:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	CNH	10,421,467	USD	(1,544,951)	4/28/23	$—	$(25,339)
JPMCB	CZK	(12,783,980)	USD	580,916	4/28/23	—	(8,963)
JPMCB	IDR	(16,250,445,000)	USD	1,084,302	4/28/23	—	(1,557)
JPMCB	MXN	(5,199,708)	USD	271,668	4/28/23	—	(15,311)
JPMCB	PLN	6,184,031	USD	(1,416,483)	4/28/23	13,696	—
JPMCB	ZAR	(5,992,095)	USD	345,769	4/28/23	10,067	—
Total Foreign Currency Exchange Contracts						$23,763	$(51,170)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

[1]	See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

JPMCB – JPMorgan Chase Bank

Summary of currencies:

BRL – Brazilian Real

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

DOP – Dominican Peso

EGP – Egypt Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

MXN – Mexican Peso

MYR – Malaysian Ringgit

PEN – Peruvian Sol

PLN – Polish Zloty

RON – Romania Leu

THB – Thai Baht

TRY – Turkish Lira

UAH – Ukrainian Hryvna

USD – US Dollar

UYU – Uruguayan Peso

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Ivy Government Securities Fund	March 31, 2023 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.69%
Freddie Mac REMICs
Series 2611 HD 5.00% 5/15/23	4,660	$4,646
Series 4568 DA 3.00% 4/15/46	875,711	818,217
Series 4764 PA 3.00% 10/15/45	357,392	341,987
Series 4798 BA 4.00% 5/15/44	103,065	102,519
Series 4922 PA 2.50% 7/25/49	772,559	691,328
Series 4953 PC 2.00% 8/25/49	1,703,954	1,483,452
GNMA
Series 2004-31 ZB 5.00% 4/20/34	922,009	925,368
Total Agency Collateralized Mortgage Obligations (cost $4,909,894)		4,367,517

Agency Commercial Mortgage-Backed Securities — 13.83%
Fannie Mae - Aces
Series 2016-M11 A2 2.369% 7/25/26 •	5,407,812	5,057,650
Series 2016-M6 A2 2.488% 5/25/26	1,754,532	1,667,075
Freddie Mac Multifamily
Structured Pass Through Certificates
Series K048 A2 3.284% 6/25/25 ♦, •	3,890,000	3,789,479
Series K068 X1 0.424% 8/25/27 ♦, •	64,818,913	1,038,425
Series K076 A2 3.90% 4/25/28 ♦	4,000,000	3,946,813
Series K729 A2 3.136% 10/25/24 ♦	1,000,000	974,482
Series KIR3 A2 3.281% 8/25/27 ♦	5,460,000	5,230,456
Series KW02 A1 2.896% 4/25/26 ♦	743,581	729,096
Total Agency Commercial Mortgage-Backed Securities (cost $24,676,553)		22,433,476

Agency Mortgage-Backed Securities — 29.96%
Fannie Mae S.F. 20 yr
4.00% 12/1/31	467,851	456,772
4.00% 8/1/42	186,106	179,726
4.00% 9/1/42	451,260	435,791
Fannie Mae S.F. 30 yr
2.00% 3/1/51	1,155,353	957,973
2.50% 4/1/51	2,201,169	1,897,665
2.50% 11/1/51	913,679	788,208
2.50% 1/1/52	1,312,474	1,132,230
2.50% 2/1/52	1,011,403	875,955
3.00% 8/1/49	1,790,410	1,631,804
Fannie Mae S.F. 30 yr
3.00% 9/1/49	1,309,684	1,194,545
3.00% 10/1/49	589,853	534,484
3.00% 1/1/50	1,577,713	1,434,477
3.50% 6/1/52	3,513,459	3,264,928
4.00% 6/1/52	1,460,505	1,396,827
4.50% 2/1/48	827,185	832,508
4.50% 9/1/49	938,575	935,531
4.50% 10/1/52	1,584,959	1,552,826
5.00% 6/1/52	1,851,573	1,847,256
5.00% 9/1/52	2,003,639	1,998,118
5.50% 10/1/52	1,315,927	1,335,119
5.50% 11/1/52	1,094,167	1,115,408
5.50% 12/1/52	1,228,430	1,240,781
5.50% 3/1/53	1,566,223	1,581,971
6.00% 4/1/39	85,066	86,898
Freddie Mac S.F. 30 yr
2.00% 3/1/52	2,277,094	1,883,572
2.50% 2/1/52	2,253,468	1,943,965
2.50% 5/1/52	231,906	200,018
3.00% 2/1/50	780,613	707,320
3.50% 6/1/47	999,175	943,314
3.50% 4/1/52	1,875,284	1,751,165
4.00% 10/1/44	607,372	592,796
4.00% 8/1/52	463,477	445,850
4.00% 9/1/52	1,888,138	1,810,884
4.50% 9/1/52	3,795,234	3,731,019
5.50% 9/1/52	2,870,546	2,951,733
5.50% 11/1/52	1,071,637	1,086,952
5.50% 3/1/53	1,796,000	1,837,234
Total Agency Mortgage-Backed Securities (cost $49,407,851)		48,593,623

Agency Obligations — 1.68%
Federal Home Loan Mortgage
4.00% 2/28/25	980,000	966,815
4.20% 8/28/25	980,000	968,569
5.82% 3/20/25	785,000	786,986
Total Agency Obligations (cost $2,745,000)		2,722,370

US Treasury Obligations — 48.68%
US Treasury Bonds
1.375% 11/15/40	515,000	355,169
1.375% 8/15/50	660,000	396,748
1.875% 2/15/41	625,000	467,981
2.50% 2/15/45	10,805,000	8,630,283
3.625% 2/15/53	6,890,000	6,842,093

	Principal amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Bonds
4.50% 8/15/39	2,495,000	$2,772,325
US Treasury Floating Rate Notes
4.931% (USBMMY3M + 0.20%) 1/31/25 •	3,225,000	3,227,192
US Treasury Notes
1.125% 2/15/31	6,150,000	5,180,774
1.625% 2/15/26	2,323,000	2,185,480
2.25% 11/15/25	2,905,000	2,788,346
2.875% 8/15/28	5,860,000	5,645,858
3.50% 1/31/30	1,885,000	1,877,637
3.625% 3/31/28	1,185,000	1,187,037
3.875% 12/31/27	7,120,000	7,196,346
3.875% 12/31/29	1,870,000	1,904,186
4.00% 2/15/26	1,590,000	1,596,770
4.00% 10/31/29	10,480,000	10,735,450
4.125% 10/31/27	4,480,000	4,566,800
4.125% 11/15/32	10,865,000	11,418,436
Total US Treasury Obligations (cost $80,098,690)		78,974,911

	Number of shares
Short-Term Investments — 4.88%
Money Market Mutual Funds — 4.88%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	1,978,525	1,978,525
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	1,978,525	1,978,525
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	1,978,524	1,978,524
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	1,978,524	1,978,524
Total Short-Term Investments (cost $7,914,098)		7,914,098
Total Value of Securities—101.72% (cost $169,752,086)		$165,005,995

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

The following futures contracts were outstanding at March 31, 2023:1

Futures Contracts Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
62	US Treasury 5 yr Notes	$6,789,484	$6,840,006	6/30/23	$—	$(50,522)	$14,046
37	US Treasury 10 yr Notes	4,252,110	4,133,937	6/21/23	118,173	—	12,719
Total Futures Contracts			$10,973,943		$118,173	$(50,522)	$26,765

Schedules of investments

Delaware Ivy Government Securities Fund

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the variation margin is reflected in the Fund's net assets.

[1]	See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

S.F. – Single Family

USBMMY3M – US Treasury 3 Month Bill Money Market Yield

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy High Yield Fund	March 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.20%
Spirit Airlines 1.00% exercise price $42.88, maturity date 5/15/26	90,000	$72,945
Total Convertible Bond (cost $80,800)		72,945

Corporate Bonds — 93.19%
Automotive — 2.42%
Ford Motor 4.75% 1/15/43	220,000	169,008
Ford Motor Credit
3.375% 11/13/25	150,000	140,792
4.125% 8/17/27	150,000	137,641
4.542% 8/1/26	165,000	156,663
Goodyear Tire & Rubber 5.25% 7/15/31	315,000	272,431
		876,535
Basic Industry — 6.20%
ATI
4.875% 10/1/29	160,000	145,853
5.125% 10/1/31	312,000	284,377
Chemours 144A 5.75% 11/15/28 #	310,000	277,117
First Quantum Minerals 144A 7.50% 4/1/25 #	200,000	200,036
FMG Resources August 2006
144A 5.875% 4/15/30 #	220,000	211,154
144A 6.125% 4/15/32 #	95,000	91,570
Novelis 144A 4.75% 1/30/30 #	420,000	386,400
Standard Industries 144A 5.00% 2/15/27 #	420,000	399,466
Vibrantz Technologies 144A 9.00% 2/15/30 #	330,000	253,763
		2,249,736
Capital Goods — 4.66%
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	200,000	156,691
Bombardier
144A 6.00% 2/15/28 #	126,000	122,850
144A 7.50% 2/1/29 #	70,000	71,575
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	50,000	48,170
144A 8.75% 4/15/30 #	135,000	122,841
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	275,000	275,249
144A 9.25% 4/15/27 #	105,000	97,125
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	340,000	304,014
Sealed Air 144A 5.00% 4/15/29 #	140,000	131,732
TransDigm 4.625% 1/15/29	405,000	360,466
		1,690,713
Communications — 8.55%
Altice France 144A 5.50% 10/15/29 #	330,000	252,634
Altice France Holding 144A 6.00% 2/15/28 #	370,000	236,467
Connect Finco 144A 6.75% 10/1/26 #	380,000	357,542
Consolidated Communications
144A 5.00% 10/1/28 #	36,000	24,490
144A 6.50% 10/1/28 #	350,000	254,555
Digicel International Finance 144A 8.75% 5/25/24 #	235,000	211,524
Frontier Communications Holdings
144A 5.00% 5/1/28 #	45,000	39,100
144A 5.875% 10/15/27 #	365,000	332,150
5.875% 11/1/29	120,000	91,628
144A 6.75% 5/1/29 #	120,000	95,216
144A 8.75% 5/15/30 #	70,000	69,796
Northwest Fiber 144A 4.75% 4/30/27 #	330,000	282,249
Sable International Finance 144A 5.75% 9/7/27 #	200,000	186,514
Telesat Canada
144A 4.875% 6/1/27 #	236,000	122,489
144A 6.50% 10/15/27 #	280,000	89,600
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	240,000	206,017
VZ Secured Financing 144A 5.00% 1/15/32 #	305,000	249,147
		3,101,118
Consumer Goods — 0.69%
Cerdia Finanz 144A 10.50% 2/15/27 #	165,000	151,764
Pilgrim's Pride 4.25% 4/15/31	105,000	92,713
Scotts Miracle-Gro 4.00% 4/1/31	10,000	7,986
		252,463
Electric — 3.30%
Calpine
144A 3.75% 3/1/31 #	307,000	259,238
144A 4.625% 2/1/29 #	50,000	43,240
144A 5.125% 3/15/28 #	275,000	252,150
Vistra
144A 7.00% 12/15/26 #, µ, Ψ	455,000	400,871
144A 8.00% 10/15/26 #, µ, Ψ	260,000	243,209
		1,198,708
Energy — 15.69%
Ascent Resources Utica Holdings 144A 5.875% 6/30/29 #	270,000	238,544
Callon Petroleum 144A 7.50% 6/15/30 #	125,000	117,621

Schedules of investments

Delaware Ivy High Yield Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Callon Petroleum
144A 8.00% 8/1/28 #	405,000	$401,598
CNX Midstream Partners 144A
4.75% 4/15/30 #	125,000	107,663
CNX Resources 144A 6.00%
1/15/29 #	250,000	234,050
Crestwood Midstream Partners
144A 6.00% 2/1/29 #	30,000	28,597
144A 7.375% 2/1/31 #	280,000	280,270
EQM Midstream Partners 144A
4.75% 1/15/31 #	569,000	473,061
Genesis Energy
7.75% 2/1/28	275,000	266,964
8.00% 1/15/27	429,000	424,628
Hilcorp Energy I
144A 6.00% 4/15/30 #	350,000	323,190
144A 6.00% 2/1/31 #	30,000	27,735
144A 6.25% 4/15/32 #	138,000	127,807
Laredo Petroleum 144A 7.75%
7/31/29 #	280,000	233,817
Murphy Oil 6.375% 7/15/28	433,000	427,054
NuStar Logistics
6.00% 6/1/26	157,000	154,092
6.375% 10/1/30	159,000	152,737
Occidental Petroleum
4.20% 3/15/48	15,000	11,648
4.40% 4/15/46	63,000	50,024
4.40% 8/15/49	125,000	97,783
4.50% 7/15/44	65,000	52,270
6.45% 9/15/36	150,000	157,875
Southwestern Energy
5.375% 2/1/29	108,000	101,915
5.375% 3/15/30	269,000	253,215
USA Compression Partners
6.875% 4/1/26	346,000	336,634
6.875% 9/1/27	60,000	57,393
Weatherford International
144A 6.50% 9/15/28 #	256,000	256,680
144A 8.625% 4/30/30 #	290,000	296,948
		5,691,813
Financial Services — 3.76%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #, µ	570,000	539,764
AerCap Holdings 5.875% 10/10/79 µ	219,000	199,761
Air Lease 4.65% 6/15/26 µ, Ψ	230,000	191,582
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	297,000	263,663
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	200,000	170,318
		1,365,088
Healthcare — 7.34%
AthenaHealth Group 144A 6.50% 2/15/30 #	160,000	129,882
Avantor Funding 144A 3.875% 11/1/29 #	220,000	197,102
Bausch Health 144A 6.125% 2/1/27 #	335,000	217,154
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	240,000	213,943
CHS 144A 5.25% 5/15/30 #	235,000	184,557
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	110,000	95,663
144A 6.50% 10/15/28 #	110,000	91,322
DaVita
144A 3.75% 2/15/31 #	130,000	102,664
144A 4.625% 6/1/30 #	405,000	346,072
Medline Borrower 144A 3.875% 4/1/29 #	208,000	180,681
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	300,000	255,032
Organon & Co. 144A 5.125% 4/30/31 #	250,000	222,144
Tenet Healthcare
4.375% 1/15/30	240,000	215,616
6.125% 10/1/28	220,000	211,056
		2,662,888
Insurance — 4.63%
HUB International 144A 5.625% 12/1/29 #	325,000	283,563
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	375,000	389,061
144A 10.50% 12/15/30 #	420,000	423,554
NFP
144A 6.875% 8/15/28 #	320,000	274,902
144A 7.50% 10/1/30 #	110,000	106,401
USI 144A 6.875% 5/1/25 #	205,000	202,138
		1,679,619
Leisure — 7.65%
Boyd Gaming 144A 4.75% 6/15/31 #	510,000	463,641
Caesars Entertainment 144A 8.125% 7/1/27 #	226,000	230,723
Carnival
144A 5.75% 3/1/27 #	717,000	588,955
144A 7.625% 3/1/26 #	153,000	139,762

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Leisure (continued)
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	498,000	$444,154
144A 5.50% 8/31/26 #	30,000	28,101
144A 5.50% 4/1/28 #	338,000	298,792
Scientific Games Holdings 144A 6.625% 3/1/30 #	345,000	305,199
Scientific Games International 144A 7.25% 11/15/29 #	275,000	275,781
		2,775,108
Media — 10.75%
AMC Networks 4.25% 2/15/29	270,000	166,292
Arches Buyer 144A 6.125% 12/1/28 #	315,000	260,229
CCO Holdings
144A 4.50% 8/15/30 #	680,000	575,372
144A 5.375% 6/1/29 #	235,000	216,043
CMG Media 144A 8.875% 12/15/27 #	390,000	295,226
CSC Holdings
144A 4.625% 12/1/30 #	710,000	350,775
144A 5.00% 11/15/31 #	275,000	139,587
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	265,000	201,721
Directv Financing 144A 5.875% 8/15/27 #	395,000	358,131
DISH DBS 144A 5.75% 12/1/28 #	370,000	276,806
Gray Escrow II 144A 5.375% 11/15/31 #	85,000	56,536
Gray Television 144A 4.75% 10/15/30 #	465,000	309,225
Nexstar Media 144A 4.75% 11/1/28 #	255,000	227,088
Sirius XM Radio 144A 4.125% 7/1/30 #	570,000	466,619
		3,899,650
Retail — 5.78%
Asbury Automotive Group
144A 4.625% 11/15/29 #	245,000	219,608
4.75% 3/1/30	215,000	192,680
Bath & Body Works
6.875% 11/1/35	215,000	194,013
6.95% 3/1/33	220,000	194,832
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	374,000	340,107
Michaels
144A 5.25% 5/1/28 #	145,000	120,998
144A 7.875% 5/1/29 #	110,000	77,104
Murphy Oil USA
144A 3.75% 2/15/31 #	75,000	63,264
4.75% 9/15/29	400,000	364,880
PetSmart 144A 7.75% 2/15/29 #	335,000	329,198
		2,096,684
Services — 5.48%
CDW 3.569% 12/1/31	375,000	322,886
Clarivate Science Holdings
144A 3.875% 7/1/28 #	95,000	84,888
144A 4.875% 7/1/29 #	279,000	252,591
Gartner 144A 4.50% 7/1/28 #	215,000	204,286
NESCO Holdings II 144A 5.50% 4/15/29 #	104,000	94,192
Prime Security Services Borrower
144A 3.375% 8/31/27 #	270,000	242,314
144A 5.75% 4/15/26 #	185,000	183,793
Staples 144A 7.50% 4/15/26 #	304,000	266,638
White Cap Buyer 144A 6.875% 10/15/28 #	223,000	193,644
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	157,000	142,993
		1,988,225
Technology & Electronics — 4.65%
Clarios Global 144A 8.50% 5/15/27 #	190,000	191,069
CommScope 144A 8.25% 3/1/27 #	60,000	49,200
CommScope Technologies 144A 6.00% 6/15/25 #	156,000	147,067
Entegris Escrow 144A 5.95% 6/15/30 #	365,000	354,138
Go Daddy Operating 144A 3.50% 3/1/29 #	235,000	203,399
NCR 144A 5.125% 4/15/29 #	454,000	393,277
Sensata Technologies 144A 4.00% 4/15/29 #	160,000	144,700
SS&C Technologies 144A 5.50% 9/30/27 #	210,000	203,999
		1,686,849
Transportation — 1.64%
Air Canada 144A 3.875% 8/15/26 #	235,000	213,630
American Airlines 144A 5.75% 4/20/29 #	162,615	156,159
Grupo Aeromexico 144A 8.50% 3/17/27 #	255,000	224,568
		594,357
Total Corporate Bonds (cost $36,595,532)		33,809,554

Schedules of investments

Delaware Ivy High Yield Fund

	Principal amount°	Value (US $)
Municipal Bonds — 0.56%
GDB Debt Recovery Authority of Puerto Rico (Taxable) 7.50% 8/20/40	243,643	$202,223
Total Municipal Bonds (cost $230,726)		202,223

	Number of shares
Short-Term Investments — 4.59%
Money Market Mutual Funds — 4.59%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	416,100	416,100
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	416,101	416,101
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	416,101	416,101
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	416,100	416,100
Total Short-Term Investments (cost $1,664,402)		1,664,402
Total Value of Securities—98.54% (cost $38,571,460)		$35,749,124
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $27,152,166, which represents 74.84% of the Fund's net assets. See Note 10 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
Ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.

Summary of abbreviations:

DAC – Designated Activity Company

PIK – Payment-in-kind

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy International Small Cap Fund	March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 96.79%∆
Argentina – 0.90%
Arcos Dorados Holdings Class A	38,907	$299,973
		299,973
Australia – 2.62%
HUB24	22,194	413,523
Pro Medicus	10,718	462,262
		875,785
Austria – 2.80%
BAWAG Group	4,603	223,563
DO & CO †	4,351	509,503
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,563	203,388
		936,454
Brazil – 2.63%
3R Petroleum Oleo e Gas †	45,640	265,189
CSN Mineracao	468,487	449,220
SLC Agricola	18,239	164,057
		878,466
Canada – 10.44%
Aritzia †	11,148	357,742
ATS †	30,089	1,259,886
Capital Power	11,545	355,704
ERO Copper †	21,554	381,322
Granite Real Estate Investment Trust	4,672	289,308
Major Drilling Group International †	41,482	326,270
Stella–Jones	9,008	345,190
SunOpta †	22,953	176,117
		3,491,539
China – 8.20%
AK Medical Holdings	380,000	444,777
Atour Lifestyle Holdings ADR †	13,276	347,964
Beijing Capital International Airport †	582,000	428,636
China Yongda Automobiles Services Holdings	359,000	255,036
Dongyue Group	303,000	313,178
Hainan Meilan International Airport †	86,000	208,916
MMG †	956,000	280,398
Sinotruk Hong Kong	128,000	199,214
Xtep International Holdings	208,500	265,558
		2,743,677
Denmark – 1.51%
Jyske Bank †	7,207	505,049
		505,049
Finland – 0.99%
Valmet	10,156	329,702
		329,702
France – 1.36%
IPSOS	7,325	454,018
		454,018
Germany – 3.84%
AIXTRON	10,259	348,679
HUGO BOSS	6,521	468,928
K+S	7,674	163,417
SGL Carbon †	30,552	301,897
		1,282,921
Greece – 0.51%
Alpha Services and Holdings †	137,928	169,518
		169,518
India – 1.15%
Varun Beverages	22,776	385,368
		385,368
Indonesia – 0.82%
AKR Corporindo	2,653,200	274,429
		274,429
Ireland – 1.01%
Glenveagh Properties †	313,063	339,517
		339,517
Israel – 1.29%
Inmode †	13,476	430,693
		430,693
Italy – 6.04%
Azimut Holding	16,569	353,545
Brembo	24,837	363,587
Brunello Cucinelli	5,139	509,875
Piaggio & C	97,251	414,559
Reply	3,008	377,724
		2,019,290
Japan – 22.81%
Amvis Holdings	29,100	677,654
Asics	36,100	1,028,288
BayCurrent Consulting	13,000	539,736
DMG Mori	32,700	552,821
Fujimi	11,500	636,693
Fukuoka Financial Group	20,400	392,515
Goldwin	7,300	696,484
IHI	22,200	557,646
Mebuki Financial Group	189,300	462,850
OKUMA	8,200	367,242
SMS	16,900	411,016
TechnoPro Holdings	27,700	768,287

Schedules of investments

Delaware Ivy International Small Cap Fund

	Number of shares	Value (US $)
Common Stocks∆ (continued)
Japan (continued)
Toho Titanium	32,200	$537,887
		7,629,119
Mexico – 3.99%
Banco del Bajio	78,563	285,783
Corp Inmobiliaria Vesta	140,663	442,596
Grupo Aeroportuario del Centro Norte	54,268	606,043
		1,334,422
Netherlands – 1.10%
Just Eat Takeaway.com †	19,297	368,245
		368,245
Norway – 1.97%
Aker Solutions	75,529	275,593
Subsea 7	32,197	382,199
		657,792
Republic of Korea – 2.20%
Hotel Shilla	4,093	257,222
LEENO Industrial	1,711	189,751
Sungeel Hitech †	2,324	287,632
		734,605
South Africa – 0.63%
African Rainbow Minerals	16,401	212,471
		212,471
Spain – 1.94%
Banco de Sabadell	268,463	288,716
Melia Hotels International †	55,751	360,222
		648,938
Sweden – 2.59%
Catena	8,076	300,561
Fortnox	82,677	565,704
		866,265
Taiwan – 5.31%
Alchip Technologies	9,000	368,575
ASPEED Technology	3,000	261,830
Lotes	16,000	483,591
Wafer Works	159,000	254,963
Wiwynn	11,000	408,116
		1,777,075
Thailand – 0.69%
Land & Houses	806,800	232,402
		232,402
United Kingdom – 6.20%
Beazley	50,184	371,085
Diploma	5,170	180,007
Grafton Group	10,429	114,225
Inchcape	45,137	432,671
Keywords Studios	13,623	463,491
Pagegroup	36,519	205,602
RS GROUP	27,190	307,419
		2,074,500
United States – 1.25%
Noble †	10,735	418,814
		418,814
Total Common Stocks (cost $30,327,339)		32,371,047

Preferred Stock – 0.74%
Brazil – 0.74%
Metalurgica Gerdau 10.50% ω	105,411	246,450
Total Preferred Stock (cost $275,183)		246,450

Rights – 0.01%
Taiwan – 0.01%
Lotes	415	3,520
Total Rights (cost $0)		3,520

Short–Term Investments – 2.37%
Money Market Mutual Funds – 2.37%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	198,317	198,317
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	198,317	198,317
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	198,316	198,316
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	198,317	198,317
Total Short-Term Investments (cost $793,267)		793,267
Total Value of Securities-99.91% (cost $31,395,789)		$33,414,284

∆	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 11 in “Security type / country and sector allocations.”
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.

Summary of abbreviations:

ADR – American Depositary Receipt

AG – Aktiengesellschaft

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Ivy Multi-Asset Income Fund	March 31, 2023 (Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 2.40%
Fannie Mae S.F. 15 yr
2.50% 8/1/35	273,814	$254,766
Fannie Mae S.F. 20 yr
4.00% 9/1/42	62,048	59,921
Fannie Mae S.F. 30 yr
3.00% 1/1/50	388,998	352,290
3.00% 2/1/52	72,894	65,681
3.50% 6/1/51	286,246	266,853
3.50% 6/1/52	207,352	192,684
4.00% 5/1/51	47,507	45,966
4.50% 1/1/50	131,300	132,045
4.50% 10/1/52	118,629	116,224
5.00% 9/1/52	11,501	11,469
5.50% 8/1/52	140,674	142,598
5.50% 10/1/52	99,050	100,089
5.50% 3/1/53	119,483	120,684
Freddie Mac S.F. 20 yr
3.00% 5/1/40	287,002	268,259
Freddie Mac S.F. 30 yr
2.50% 7/1/50	612,393	531,653
4.00% 8/1/52	170,296	163,820
4.00% 9/1/52	44,845	42,903
5.00% 7/1/52	270,262	269,913
5.50% 9/1/52	30,706	31,505
5.50% 10/1/52	82,955	83,789
Total Agency Mortgage-Backed Securities (cost $3,469,668)		3,253,112

Corporate Bonds — 34.05%
Banking — 1.00%
Bank of America
5.015% 7/22/33 µ	95,000	94,028
6.204% 11/10/28 µ	70,000	73,239
Citigroup 5.61% 9/29/26 µ	115,000	115,935
Citizens Bank 6.064% 10/24/25 µ	250,000	235,415
Fifth Third Bancorp 6.361% 10/27/28 µ	43,000	43,324
Goldman Sachs Group 1.542% 9/10/27 µ	180,000	158,496
JPMorgan Chase & Co. 1.953% 2/4/32 µ	285,000	229,464
KeyBank 5.85% 11/15/27	280,000	275,566
KeyCorp 4.789% 6/1/33 µ	11,000	9,859
Morgan Stanley 6.296% 10/18/28 µ	33,000	34,730
SVB Financial Group 4.57% 4/29/33 µ, ‡	74,000	42,987
US Bancorp 4.653% 2/1/29 µ	36,000	35,217
		1,348,260
Basic Industry — 1.34%
Celanese US Holdings 6.05% 3/15/25	105,000	105,676
Chemours 144A 5.75% 11/15/28 #	455,000	406,736
First Quantum Minerals 144A 6.875% 10/15/27 #	200,000	192,990
FMG Resources August 2006 144A 5.875% 4/15/30 #	400,000	383,915
Newmont 2.60% 7/15/32	15,000	12,563
Novelis 144A 4.75% 1/30/30 #	620,000	570,400
Sherwin-Williams 3.30% 5/15/50	200,000	141,696
		1,813,976
Brokerage — 0.56%
NFP
144A 6.875% 8/15/28 #	709,000	609,081
144A 7.50% 10/1/30 #	155,000	149,929
		759,010
Capital Goods — 2.30%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	320,000	245,184
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	150,000	129,263
144A 4.00% 9/1/29 #	200,000	156,691
Bombardier 144A 7.50% 2/1/29 #	85,000	86,913
Canpack 144A 3.875% 11/15/29 #	154,000	124,863
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	165,000	150,138
CP Atlas Buyer 144A 7.00%12/1/28 #	395,000	293,803
GFL Environmental 144A 5.125% 12/15/26 #	78,000	76,343
Lockheed Martin 3.90% 6/15/32	75,000	72,995
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	350,000	350,317
144A 9.25% 4/15/27 #	125,000	115,625
NESCO Holdings II 144A 5.50% 4/15/29 #	134,000	121,363
Sealed Air 144A 5.00% 4/15/29 #	220,000	207,007
Standard Industries
144A 4.375% 7/15/30 #	40,000	34,845
144A 4.75% 1/15/28 #	38,000	35,553

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
TransDigm
4.625% 1/15/29		177,000	$157,537
5.50% 11/15/27		551,000	520,146
Wesco Aircraft Holdings 144A 8.50% 11/15/24 #		657,000	49,275
White Cap Parent 144A PIK 8.25% 3/15/26 #, >		203,000	184,888
			3,112,749
Communications — 6.33%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #		806,000	614,837
Altice France 144A 5.125% 7/15/29 #		254,000	191,376
AMC Networks 4.25% 2/15/29		340,000	209,404
AT&T 3.50% 9/15/53		95,000	69,093
CCO Holdings
144A 4.25% 2/1/31 #		43,000	35,210
144A 4.50% 8/15/30 #		696,000	588,910
144A 5.375% 6/1/29 #		890,000	818,204
Charter Communications Operating 3.85% 4/1/61		10,000	6,248
CMG Media 144A 8.875% 12/15/27 #		485,000	367,140
Consolidated Communications
144A 5.00% 10/1/28 #		122,000	82,995
144A 6.50% 10/1/28 #		620,000	450,925
CSC Holdings
144A 5.00% 11/15/31 #		254,000	128,928
144A 5.375% 2/1/28 #		285,000	233,759
144A 5.75% 1/15/30 #		402,000	212,055
Cumulus Media New Holdings 144A 6.75% 7/1/26 #		420,000	319,708
Digicel International Finance 144A 8.75% 5/25/24 #		411,000	369,942
Directv Financing 144A 5.875% 8/15/27 #		338,000	306,451
DISH DBS 144A 5.75% 12/1/28 #		385,000	288,028
Frontier Communications Holdings
144A 5.00% 5/1/28 #		186,000	161,612
144A 5.875% 10/15/27 #		359,000	326,690
5.875% 11/1/29		310,847	237,352
144A 6.00% 1/15/30 #		200,000	152,332
144A 6.75% 5/1/29 #		174,000	138,064
Gray Escrow II 144A 5.375% 11/15/31 #		435,000	289,334
Gray Television 144A 4.75% 10/15/30 #		165,000	109,725
Ligado Networks 144A PIK 15.50% 11/1/23 #, >>		1,034,082	317,980
Matterhorn Telecom 3.125% 9/15/26	EUR	69,000	69,555
Northwest Fiber 144A 4.75% 4/30/27 #		295,000	252,314
Sirius XM Radio 144A 4.125% 7/1/30 #		595,000	487,085
Telesat Canada
144A 5.625% 12/6/26 #		678,000	350,492
144A 6.50% 10/15/27 #		118,000	37,760
Verizon Communications 3.875% 3/1/52		75,000	60,768
VTR Comunicaciones 144A 4.375% 4/15/29 #		346,000	210,410
Warnermedia Holdings 144A 5.141% 3/15/52 #		90,000	73,021
			8,567,707
Consumer Cyclical — 5.44%
Allison Transmission 144A 5.875% 6/1/29 #		440,000	428,912
Amazon.com
2.50% 6/3/50		105,000	71,259
3.60% 4/13/32		85,000	80,796
Arches Buyer 144A 6.125% 12/1/28 #		409,000	337,885
Asbury Automotive Group
4.50% 3/1/28		344,830	314,268
144A 4.625% 11/15/29 #		8,000	7,171
4.75% 3/1/30		345,830	309,928
144A 5.00% 2/15/32 #		8,000	7,019
Boyd Gaming
4.75% 12/1/27		680,000	652,800
144A 4.75% 6/15/31 #		15,000	13,637
Caesars Entertainment 144A 8.125% 7/1/27 #		289,000	295,040
Carnival
144A 5.75% 3/1/27 #		266,000	218,496
144A 7.625% 3/1/26 #		976,000	891,556
Clarios Global 144A 8.50% 5/15/27 #		240,000	241,350
Ford Motor 4.75% 1/15/43		210,000	161,326
Ford Motor Credit 7.35% 3/6/30		200,000	205,700
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #		526,000	478,332
Michaels
144A 5.25% 5/1/28 #		298,000	248,672
144A 7.875% 5/1/29 #		722,000	506,082
Murphy Oil USA 4.75% 9/15/29		60,000	54,732

Schedules of investments

Delaware Ivy Multi-Asset Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
PetSmart 144A 7.75% 2/15/29 #	650,000	$638,742
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	339,000	299,676
Scientific Games Holdings 144A 6.625% 3/1/30 #	415,000	367,123
Staples
144A 7.50% 4/15/26 #	384,000	336,806
144A 10.75% 4/15/27 #	162,000	117,665
VICI Properties 4.95% 2/15/30	75,000	70,453
		7,355,426
Consumer Non-Cyclical — 3.04%
American Greetings 144A 8.75% 4/15/25 #	119,000	117,620
Amgen 5.25% 3/2/33	32,000	32,894
CHS 144A 5.25% 5/15/30 #	300,000	235,605
CVS Health 2.70% 8/21/40	170,000	121,751
DaVita
144A 3.75% 2/15/31 #	160,000	126,355
144A 4.625% 6/1/30 #	100,000	85,450
Endo Luxembourg Finance I 144A 6.125% 4/1/29 #, ‡	38,000	28,144
Grifols Escrow Issuer 144A 4.75% 10/15/28 #	133,000	109,194
Hadrian Merger Sub 144A 8.50% 5/1/26 #	347,000	285,026
JBS USA Lux 144A 3.00% 2/2/29 #	120,000	102,531
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	669,000	496,237
Medline Borrower 144A 3.875% 4/1/29 #	504,000	437,805
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	478,000	406,350
Par Pharmaceutical 144A 7.50% 4/1/27 #, ‡	454,000	338,164
Pilgrim’s Pride 4.25% 4/15/31	406,000	358,488
Tenet Healthcare
4.375% 1/15/30	305,000	274,012
6.125% 10/1/28	285,000	273,413
US Renal Care 144A 10.625% 7/15/27 #	986,000	260,478
Zoetis 5.40% 11/14/25	25,000	25,435
		4,114,952
Electric — 1.37%
Berkshire Hathaway Energy 2.85% 5/15/51	60,000	41,328
Calpine
144A 5.00% 2/1/31 #	250,000	211,901
144A 5.125% 3/15/28 #	450,000	412,610
Fells Point Funding Trust 144A 3.046% 1/31/27 #	100,000	92,869
Indianapolis Power & Light 144A 5.65% 12/1/32 #	60,000	63,095
NextEra Energy Capital Holdings 3.00% 1/15/52	40,000	27,007
Southern 5.70% 10/15/32	45,000	47,368
TerraForm Power Operating 144A 5.00% 1/31/28 #	106,000	100,833
Vistra 144A 7.00% 12/15/26 #, μ, Ψ	855,000	753,285
Vistra Operations 144A 4.30% 7/15/29 #	109,000	97,692
		1,847,988
Energy — 5.68%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	309,000	273,000
144A 7.00% 11/1/26 #	214,000	207,062
Bellatrix Exploration
8.50% 9/11/23 =	177,000	0
12.50% 12/15/23 =	193,000	0
Callon Petroleum
144A 7.50% 6/15/30 #	145,000	136,440
144A 8.00% 8/1/28 #	465,000	461,094
CNX Midstream Partners 144A 4.75% 4/15/30 #	155,000	133,502
CNX Resources 144A 6.00% 1/15/29 #	325,000	304,265
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	172,000	165,915
144A 6.00% 2/1/29 #	36,000	34,317
144A 7.375% 2/1/31 #	185,000	185,179
Diamondback Energy 4.25% 3/15/52	39,000	30,663
Energy Transfer 6.50% 11/15/26 µ, Ψ	262,000	231,215
Ferrellgas 144A 5.375% 4/1/26 #	160,000	149,990
Genesis Energy
7.75% 2/1/28	300,000	291,234
8.00% 1/15/27	519,000	513,711
Hilcorp Energy I
144A 6.00% 2/1/31 #	225,000	208,010
144A 6.25% 4/15/32 #	520,000	481,593

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Mesquite Energy 144A 7.25% 2/15/24 #, ‡	111,000	$971
Murphy Oil 6.375% 7/15/28	885,000	872,847
NuStar Logistics
6.00% 6/1/26	201,000	197,276
6.375% 10/1/30	200,000	192,122
Occidental Petroleum
6.45% 9/15/36	200,000	210,500
6.625% 9/1/30	245,000	258,251
Southwestern Energy 5.375% 3/15/30	870,000	818,948
USA Compression Partners
6.875% 4/1/26	190,000	184,857
6.875% 9/1/27	285,000	272,618
Valero Energy 3.65% 12/1/51	89,000	64,770
Vital Energy 10.125% 1/15/28	440,000	422,924
Weatherford International 144A 8.625% 4/30/30 #	370,000	378,865
		7,682,139
Finance Companies — 1.12%
Air Lease
2.875% 1/15/32	35,000	28,943
4.65% 6/15/26 µ, Ψ	335,000	279,043
Aviation Capital Group
144A 3.50% 11/1/27 #	105,000	93,872
144A 6.25% 4/15/28 #	15,000	15,023
Midcap Financial Issuer Trust
144A 6.50% 5/1/28 #	210,000	178,834
New Cotai 5.00% 2/2/27 =	360,230	917,576
		1,513,291
Industrials — 0.43%
Adtalem Global Education 144A 5.50% 3/1/28 #	548,000	520,540
Booz Allen Hamilton 144A 3.875% 9/1/28 #	67,000	61,202
		581,742
Insurance — 1.74%
American International Group 5.125% 3/27/33	105,000	104,434
Ardonagh Midco 2 144A PIK 11.50% 1/15/27 #, >	1,047,744	958,686
Berkshire Hathaway Finance 3.85% 3/15/52	95,000	79,726
HUB International 144A 5.625% 12/1/29 #	330,000	287,925
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	290,000	300,874
144A 10.50% 12/15/30 #	215,000	216,819
UnitedHealth Group
4.50% 4/15/33	210,000	208,885
5.05% 4/15/53	200,000	202,427
		2,359,776
Natural Gas — 0.05%
Atmos Energy 2.85% 2/15/52	45,000	30,639
Southern Co. Gas Capital 5.15% 9/15/32	35,000	35,323
		65,962
Real Estate Investment Trusts — 0.03%
American Homes 4 Rent 3.625% 4/15/32	45,000	39,030
		39,030
Technology — 3.25%
Autodesk 2.40% 12/15/31	35,000	29,129
CDW
3.276% 12/1/28	45,000	39,725
3.569% 12/1/31	470,000	404,684
CommScope 144A 8.25% 3/1/27 #	80,000	65,600
CommScope Technologies 144A 6.00% 6/15/25 #	75,000	70,705
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	85,000	73,921
144A 6.50% 10/15/28 #	118,000	97,963
Entegris Escrow
144A 4.75% 4/15/29 #	239,000	226,169
144A 5.95% 6/15/30 #	525,000	509,376
Iron Mountain 144A 5.25% 7/15/30 #	1,150,000	1,038,021
Micron Technology 6.75% 11/1/29 14,000 14,880 NCR
144A 5.00% 10/1/28 #	318,000	279,840
144A 5.125% 4/15/29 #	8,000	6,930
144A 5.25% 10/1/30 #	106,000	86,632
144A 6.125% 9/1/29 #	144,000	142,167
Oracle
5.55% 2/6/53	110,000	104,863
6.15% 11/9/29	35,000	37,296
Sensata Technologies 144A 4.00% 4/15/29 #	360,000	325,575
SS&C Technologies 144A 5.50% 9/30/27 #	875,000	849,996
		4,403,472
Transportation — 0.37%
American Airlines 144A 5.75% 4/20/29 #	213,142	204,680

Schedules of investments

Delaware Ivy Multi-Asset Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Burlington Northern Santa Fe 2.875% 6/15/52	55,000	$38,597
Grupo Aeromexico 144A 8.50% 3/17/27 #	300,000	264,197
		507,474
Total Corporate Bonds (cost $51,534,773)		46,072,954

Non-Agency Commercial Mortgage-Backed Securities — 0.70%
BANK
Series 2019-BN21 A5
2.851% 10/17/52	100,000	86,711
Series 2020-BN26 A4
2.403% 3/15/63	220,000	184,648
Series 2021-BN32 A5
2.643% 4/15/54	250,000	209,381
Benchmark Mortgage Trust
Series 2020-B17 A5
2.289% 3/15/53	225,000	186,052
Series 2020-B22 A5
1.973% 1/15/54	100,000	79,302
Series 2022-B33 A5
3.458% 3/15/55	225,000	197,942
Total Non-Agency Commercial Mortgage-Backed Securities (cost $973,101)		944,036

Loan Agreements — 1.31%
Applied Systems 2nd Lien 11.648% (SOFR03M + 6.75%) 9/17/27 •	454,649	456,354
Ascent Resources Utica Holdings 2nd Lien 13.815% (LIBOR03M + 9.00%) 11/1/25 •	133,000	141,230
Foresight Energy Operating Tranche A 13.159% (LIBOR03M + 8.00%) 6/30/27 •	211,650	206,359
Jones DesLauriers Insurance Management 1st Lien 9.27% (CDOR03M + 4.25%) 3/27/28 •	221,668	162,786
9.27% (CDOR03M + 4.25%) 3/27/28 •	50,489	37,077
MLN US HoldCo 1st Lien 11.154% (SOFR03M + 6.70%) 10/18/27 •	871,480	501,101
MLN US HoldCo Tranche B 13.704% (SOFR03M + 9.25%) 10/18/27 •	376,000	129,720
Swf Holdings I 8.753% (LIBOR03M + 4.00%) 10/6/28 •	167,310	142,004
Total Loan Agreements (cost $2,343,022)		1,776,631

US Treasury Obligations — 2.42%
US Treasury Bonds
2.25% 8/15/46	405,000	305,965
3.625% 2/15/53	150,000	148,957
3.875% 2/15/43	70,000	70,640
US Treasury Notes
3.50% 1/31/30	85,000	84,668
3.50% 2/15/33	150,000	150,246
3.625% 3/31/28	150,000	150,258
3.625% 3/31/30	15,000	15,073
3.875% 12/31/27	130,000	131,394
3.875% 11/30/29	635,000	646,162
4.00% 2/28/30	15,000	15,398
4.125% 10/31/27	1,025,000	1,044,859
4.125% 11/15/32	375,000	394,102
4.50% 11/15/25	95,000	96,419
4.625% 3/15/26	15,000	15,343
Total US Treasury Obligations (cost $3,254,942)		3,269,484

	Number of shares
Common Stocks — 52.00%
Basic Industry — 1.41%
Air Liquide	8,180	1,369,240
Foresight Energy =, †	31,163	532,579
Westmoreland Coal =, †	7,276	3,274
		1,905,093
Capital Goods — 0.27%
Otis Worldwide	4,300	362,920
		362,920
Communications — 0.60%
Orange	68,450	813,198
		813,198
Consumer Cyclical — 4.11%
adidas AG	6,310	1,118,590
H & M Hennes & Mauritz Class B	55,560	794,371
Kering	560	365,360
Knorr-Bremse	9,950	662,779
Securitas Class B	113,800	1,012,324
Sodexo	9,600	937,638

	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Cyclical (continued)
Studio City International Holdings ADR †	35,484	$236,203
Studio City International Holdings ADR †	60,131	400,268
True Religion Apparel =, †	2	32,836
		5,560,369
Consumer Non-Cyclical — 16.34%
Asahi Group Holdings	10,300	383,346
Clorox	8,490	1,343,457
Conagra Brands	10,660	400,390
Danone	23,030	1,433,010
Diageo	29,550	1,318,807
Essity Class B	35,400	1,011,162
Fresenius Medical Care AG & Co.	15,120	641,757
Henry Schein †	16,170	1,318,502
Ingredion	10,060	1,023,404
Kao	18,300	712,333
Kimberly-Clark	8,510	1,142,212
Koninklijke Ahold Delhaize	54,260	1,853,800
Lamb Weston Holdings	6,510	680,425
Merck & Co.	11,410	1,213,910
Nestle	15,690	1,913,090
Novo Nordisk Class B	5,150	817,930
Pfizer	19,190	782,952
Roche Holding	2,330	665,780
Smith & Nephew	85,900	1,194,057
Swatch Group	2,640	909,192
Unilever	26,130	1,354,031
		22,113,547
Consumer Staples — 0.51%
Archer-Daniels-Midland	3,669	292,273
Bunge	4,222	403,285
		695,558
Energy — 3.95%
BP ADR	8,803	333,986
Chesapeake Energy	3,131	238,081
Chord Energy	1,189	160,040
Enbridge	12,772	486,971
EOG Resources	2,616	299,872
KCA Deutag International =, †	5,810	350,779
Kimbell Royalty Partners	32,525	495,356
Occidental Petroleum	5,366	334,999
Parex Resources	22,106	411,206
Schlumberger	7,223	354,649
Shell	22,799	649,740
TC Energy	12,615	490,692
Unit	6,328	276,217
Valero Energy	3,283	458,307
		5,340,895
Financial Services — 0.25%
New Cotai =, †	318,315	324,324
Riverbed Holdings =, †	31,305	7,826
		332,150
Home builders — 0.04%
China Resources Land	4,000	18,215
Lifestyle Communities	3,310	35,467
		53,682
Industrials — 4.31%
ALEATICA †	582,694	1,131,759
Atlas Arteria	99,022	418,069
CCR	231,943	582,094
East Japan Railway	8,600	475,937
Enav 144A #	114,660	479,892
GrafTech International	20,500	99,630
Intertek Group	13,050	653,606
Makita	21,100	525,493
Sacyr	150,445	483,602
Transurban Group	51,667	493,337
Vinci	4,275	490,096
		5,833,515
Materials — 3.47%
Alcoa	7,700	327,712
Anglo American	16,433	546,586
CF Industries Holdings	3,537	256,397
Corteva	6,629	399,795
Endeavour Mining	4,481	110,622
ERO Copper †	15,679	277,384
Freeport-McMoRan	8,811	360,458
Hudbay Minerals	40,694	213,644
Kinross Gold	64,891	305,637
Newmont	11,721	574,563
Nutrien	7,209	532,385
Sylvamo	3,080	142,481
United States Steel	3,814	99,545
Vale ADR	14,844	234,238
Wheaton Precious Metals	6,562	316,026
		4,697,473
Real Estate — 0.81%
Mitsubishi Estate	21,800	259,304
Mitsui Fudosan	3,900	73,259
Sumitomo Realty & Development	8,600	194,200
Weyerhaeuser	18,836	567,529
		1,094,292

Schedules of investments

Delaware Ivy Multi-Asset Income Fund

	Number of shares	Value (US $)
Common Stocks (continued)
REIT Diversified — 1.18%
Aroundtown	22,520	$32,193
Capitaland Investment	39,600	109,871
Charter Hall Group	9,250	68,715
CK Asset Holdings	20,000	121,253
Covivio	710	41,301
Derwent London	1,530	44,531
DigitalBridge Group	3,600	43,164
Fastighets Balder Class B †	8,630	35,457
Inmobiliaria Colonial Socimi	10,160	64,391
Land Securities Group	10,380	79,683
Mapletree Logistics Trust	86,800	111,969
Mapletree Pan Asia Commercial Trust	99,400	134,768
Nomura Real Estate Master Fund	160	179,294
Shaftesbury Capital	23,391	33,097
Sun Hung Kai Properties	20,000	280,192
United Urban Investment	140	151,051
Wharf Real Estate Investment	12,000	69,088
		1,600,018
REIT Healthcare — 0.86%
Aedifica	480	38,671
Alexandria Real Estate Equities	2,860	359,187
HealthCo REIT	38,920	34,862
Healthpeak Properties	9,250	203,223
Welltower	7,350	526,921
		1,162,864
REIT Industrial — 1.34%
Americold Realty Trust	5,500	156,475
First Industrial Realty Trust	2,550	135,660
Goodman Group	9,430	119,665
Industrial & Infrastructure Fund Investment	85	92,512
Mitsubishi Estate Logistics REIT Investment	32	94,288
Prologis	6,458	805,765
Rexford Industrial Realty	3,100	184,915
Segro	12,230	116,500
Warehouses De Pauw CVA	3,800	112,997
		1,818,777
REIT Information Technology — 0.72%
American Tower	590	120,561
Digital Realty Trust	4,190	411,919
Equinix	530	382,151
SBA Communications	220	57,435
		972,066
REIT Lodging — 0.21%
Apple Hospitality REIT	5,560	86,291
Ryman Hospitality Properties	1,570	140,876
Xenia Hotels & Resorts	4,590	60,083
		287,250
REIT Mall — 0.09%
Simon Property Group	1,060	118,688
		118,688
REIT Manufactured Housing — 0.31%
Equity LifeStyle Properties	2,700	181,251
Sun Communities	1,710	240,905
		422,156
REIT Multifamily — 1.18%
American Homes 4 Rent Class A	5,340	167,943
Boardwalk Real Estate Investment Trust	1,520	62,015
Canadian Apartment Properties REIT	3,030	106,291
Equity Residential	5,210	312,600
Essex Property Trust	1,150	240,511
Gecina	820	85,116
LEG Immobilien	960	52,758
Mid-America Apartment Communities	360	54,374
UDR	7,190	295,221
UNITE Group	8,090	95,844
Vonovia	6,450	121,485
		1,594,158
REIT Office — 0.29%
Boston Properties	2,170	117,440
Castellum	3,370	39,206
Fabege	5,080	38,964
Japan Real Estate Investment	23	91,661
Tokyu REIT	55	75,088
Wihlborgs Fastigheter	3,800	29,119
		391,478
REIT Retail — 0.26%
CapitaLand Integrated Commercial Trust	65,200	97,241
Link REIT	23,923	153,831
SmartCentres Real Estate Investment Trust	3,050	59,962
Unibail-Rodamco-Westfield †	840	45,197
		356,231
REIT Self-Storage — 0.83%
Big Yellow Group	6,660	96,008

	Number of shares	Value (US $)
Common Stocks (continued)
REIT Self-Storage (continued)
Extra Space Storage	2,310	$376,368
Life Storage	2,220	291,020
National Storage REIT	42,060	71,237
Public Storage	940	284,012
		1,118,645
REIT Shopping Center — 0.38%
Federal Realty Investment Trust	1,050	103,772
Kenedix Retail REIT	30	53,157
Kimco Realty	11,350	221,666
Kite Realty Group Trust	6,270	131,168
		509,763
REIT Single Tenant — 0.77%
Agree Realty	3,590	246,310
NETSTREIT	6,020	110,046
Realty Income	7,430	470,467
Spirit Realty Capital	5,270	209,957
		1,036,780
REIT Specialty — 0.06%
Invitation Homes	2,590	80,886
		80,886
Technology — 3.18%
Amadeus IT Group †	23,040	1,545,605
Cellnex Telecom 144A #	14,471	562,743
NEXTDC †	5,980	42,319
SAP	11,080	1,399,078
Visa Class A	3,350	755,291
		4,305,036
Utilities — 4.27%
APA Group	39,392	267,598
Enel	83,333	508,244
Hydro One 144A #	18,034	513,465
National Grid	37,283	504,327
Orsted 144A #	5,893	502,484
Pennon Group	44,778	483,825
PPL	17,596	488,993
Severn Trent	13,911	494,160
Snam	97,017	514,388
SSE	22,908	511,166
Terna - Rete Elettrica Nazionale	61,183	502,153
United Utilities Group	37,106	485,624
		5,776,427
Total Common Stocks (cost $71,420,015)		70,353,915

Preferred Stock — 0.01%
True Religion Apparel 6.25% =, ω	2	10,280
Total Preferred Stock (cost $33,831)		10,280

Exchange-Traded Funds — 5.45%
SPDR S&P Global Natural Resources ETF	10,716	611,776
Vanguard Global ex-U.S. Real Estate ETF	230	9,331
Vanguard High Dividend Yield ETF	37,172	3,921,646
Vanguard International High Dividend Yield ETF	41,866	2,593,599
Vanguard Real Estate ETF	70	5,813
Vanguard S&P 500 ETF	610	229,403
Total Exchange-Traded Funds (cost $7,513,224)		7,371,568

Master Limited Partnerships — 0.36%
Black Stone Minerals	30,887	484,617
Total Master Limited Partnerships (cost $306,103)		484,617

Warrants — 0.01%
California Resources †	1,167	9,919
Total Warrants (cost $101,593)		9,919

Short-Term Investments — 0.08%
Money Market Mutual Funds — 0.08%
BlackRock Liquidity FedFund– Institutional Shares (seven-day effective yield 4.72%)	28,488	28,488
Fidelity Investments Money
Market Government Portfolio – Class I (seven-day effective yield 4.72%)	28,488	28,488
Goldman Sachs Financial
Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	28,488	28,488

Schedules of investments

Delaware Ivy Multi-Asset Income Fund

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	28,488	$28,488
Total Short-Term Investments (cost $113,952)		113,952
Total Value of Securities—98.79% (cost $141,064,224)		$133,660,468

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
‡	Non-income producing security. Security is currently in default.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $34,840,151, which represents 25.75% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
>	PIK. 100% of the income received was in the form of cash.
>>	PIK. 100% of the income received was in the form of principal.
Ψ	Perpetual security. Maturity date represents next call date.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 10 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2023:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
TD	CAD	(195,000)	USD	145,766	4/21/23	$1,439

Futures Contracts
Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
1	US Treasury 2yr Notes	$206,453	$204,189	6/30/23	$2,264	$—	$141
(3)	US Treasury 10 yr Notes	(344,765)	(335,102)	6/21/23	—	(9,663)	(1,031)
(4)	US Treasury 10 yr Ultra Notes	(484,563)	(467,396)	6/21/23	—	(17,167)	(2,188)
2	US Treasury Long Bonds	262,313	250,458	6/21/23	11,855	—	2,000
Total Futures Contracts			$(347,851)		$14,119	$(26,830)	$(1,078)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

AG – Aktiengesellschaft

CDOR03M – 3 Month Canadian Dollar Offered Rate

CVA – Certified Dutch Certificate

ETF – Exchange-Traded Fund

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

PIK – Payment-in-kind

REIT – Real Estate Investment Trust

S&P – Standard & Poor’s Financial Services LLC

S.F. – Single Family

SOFR03M – Secured Overnight Financing Rate 3 Month

SPDR – Standard & Poor’s Depositary Receipt

TD – TD Bank

yr – Year

Summary of currencies:

CAD – Canadian Dollar

EUR – European Monetary Unit

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Ivy Strategic Income Fund	March 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 7.79%
Fannie Mae REMIC
Series 2014-34 MA 3.00% 2/25/44	55,833	$53,366
Freddie Mac Structured
Agency Credit Risk REMICs Trust
Series 2021-DNA5 M2 144A 6.21% (SOFR + 1.65%) 1/25/34 #, •	2,349,241	2,305,410
Series 2021-HQA1 M2 144A 6.81% (SOFR + 2.25%) 8/25/33 #, •	3,000,000	2,887,872
Series 2022-DNA1 M2 144A 7.06% (SOFR + 2.50%) 1/25/42 #, •	3,000,000	2,767,500
Series 2022-DNA2 M2 144A 8.31% (SOFR + 3.75%) 2/25/42 #, •	3,000,000	2,887,582
GNMA Series 2015-151 KC 3.50% 4/20/34	20,013	19,495
Total Agency Collateralized Mortgage Obligations (cost $11,463,272)		10,921,225

Agency Mortgage-Backed Securities — 2.34%
Fannie Mae S.F. 30 yr
5.00% 10/1/52	702,371	700,435
5.50% 10/1/52	1,687,443	1,715,460
6.00% 12/1/52	845,688	864,006
Total Agency Mortgage-Backed Securities (cost $3,196,249)		3,279,901

Convertible Bond — 0.30%
Spirit Airlines 1.00% exercise
price $42.88, maturity date
5/15/26	518,000	419,839
Total Convertible Bond (cost $469,989)		419,839

Corporate Bonds — 50.31%
Banking — 7.04%
Banco BBVA Peru 5.25% 9/22/29 µ	125,000	120,614
Banco de Credito del Peru 144A 4.25% 4/1/23 #	550,000	550,000
Banco General 144A 5.25% 5/7/31 #, µ, Ψ	200,000	174,759
Banco Internacional del Peru 144A 3.25% 10/4/26 #	1,500,000	1,367,674
Banco Santander Mexico 144A 5.95% 10/1/28 #, µ	350,000	342,642
BBVA Bancomer
144A 1.875% 9/18/25 #	600,000	548,103
144A 5.875% 9/13/34 #, µ	600,000	524,520
5.875% 9/13/34 µ	200,000	174,840
Citizens Bank 6.064% 10/24/25 µ	285,000	268,373
Corp. Financiera de Desarrollo 144A 2.40% 9/28/27 #	500,000	431,735
Credit Suisse 1.00% 5/5/23	250,000	247,813
Deutsche Bank 3.729% 1/14/32 µ	200,000	149,325
Hana Bank 144A 3.50% 10/19/26 #, µ, Ψ	200,000	170,427
ICICI Bank 144A 4.00% 3/18/26 #	1,200,000	1,159,620
Itau Unibanco Holding 144A 3.25% 1/24/25 #	470,000	453,052
KeyCorp 4.789% 6/1/33 µ	68,000	60,945
NBK SPC 144A 1.625% 9/15/27 #, µ	1,800,000	1,602,612
NBK Tier 1 144A 3.625% 8/24/26 #, µ, Ψ	206,000	176,407
NBK Tier 1 Financing 2 144A 4.50% 8/27/25 #, µ, Ψ	300,000	272,868
Power Finance 3.90% 9/16/29	1,100,000	984,792
SVB Financial Group 4.57% 4/29/33 µ, ‡	156,000	90,620
		9,871,741
Basic Industry — 2.30%
AngloGold Ashanti Holdings
3.75% 10/1/30	350,000	306,444
6.50% 4/15/40	120,000	117,441
First Quantum Minerals 144A 6.875% 10/15/27 #	505,000	487,301
GUSAP III 144A 4.25% 1/21/30 #	900,000	827,937
Industrias Penoles 144A 4.15% 9/12/29 #	700,000	641,303
Suzano Austria 2.50% 9/15/28	1,000,000	852,010
		3,232,436
Brokerage — 1.03%
NFP 144A 6.875% 8/15/28 #	1,687,000	1,449,251
		1,449,251

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Capital Goods — 2.57%
Canpack 144A 3.875% 11/15/29 #		170,000	$137,836
Cemex 144A 9.125% 3/14/28 #, µ, Ψ		570,000	571,541
CP Atlas Buyer 144A 7.00% 12/1/28 #		140,000	104,133
DAE Funding 144A 1.55% 8/1/24 #		300,000	282,310
GFL Environmental 144A 5.125% 12/15/26 #		76,000	74,385
NESCO Holdings II 144A 5.50% 4/15/29 #		612,000	554,285
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #		450,000	379,445
Standard Industries
144A 4.375% 7/15/30 #		1,392,000	1,212,613
144A 4.75% 1/15/28 #		38,000	35,553
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #		200,000	196,774
Wesco Aircraft Holdings 144A 8.50% 11/15/24 #		710,000	53,250
			3,602,125
Communications — 5.82%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #		881,000	672,049
ATP Tower Holdings 144A 4.05% 4/27/26 #		300,000	258,199
CCO Holdings
144A 4.25% 2/1/31 #		41,000	33,572
144A 4.50% 8/15/30 #		530,000	448,452
Colombia Telecomunicaciones 144A 4.95% 7/17/30 #		200,000	152,584
Consolidated Communications
144A 5.00% 10/1/28 #		146,000	99,321
144A 6.50% 10/1/28 #		307,000	223,281
CSC Holdings
144A 5.375% 2/1/28 #		343,000	281,331
144A 5.75% 1/15/30 #		248,000	130,820
Digicel International Finance 144A 8.75% 5/25/24 #		1,132,000	1,018,917
Directv Financing 144A 5.875% 8/15/27 #		390,000	353,597
DISH DBS 144A 5.75% 12/1/28 #		465,000	347,878
Frontier Communications Holdings
144A 5.00% 5/1/28 #		203,000	176,383
144A 5.875% 10/15/27 #		336,000	305,760
5.875% 11/1/29		338,226	258,257
144A 6.00% 1/15/30 #		216,000	164,519
144A 6.75% 5/1/29 #		219,000	173,770
Globo Comunicacao e Participacoes 144A 4.875% 1/22/30 #		200,000	159,477
Gray Escrow II 144A 5.375% 11/15/31 #		320,000	212,843
IHS Holding 144A 5.625% 11/29/26 #		200,000	168,960
Ligado Networks 144A PIK 15.50% 11/1/23 #, >>		1,227,581	377,481
Matterhorn Telecom 3.125% 9/15/26	EUR	69,000	69,555
Millicom International Cellular 144A 4.50% 4/27/31 #		200,000	160,815
Network i2i 144A 5.65% 1/15/25 #, µ, Ψ		250,000	238,750
SK Telecom 144A 3.75% 4/16/23 #		500,000	499,829
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #		700,000	547,118
Telesat Canada
144A 5.625% 12/6/26 #		743,000	384,094
144A 6.50% 10/15/27 #		145,000	46,400
Warnermedia Holdings 144A 5.141% 3/15/52 #		235,000	190,666
			8,154,678
Consumer Cyclical — 6.59%
Alibaba Group Holding 3.40% 12/6/27		1,000,000	943,541
Alsea 144A 7.75% 12/14/26 #		1,570,000	1,534,997
Arches Buyer 144A 6.125% 12/1/28 #		463,000	382,496
Arcos Dorados 144A 6.125% 5/27/29 #		845,000	808,399
Carnival
144A 5.75% 3/1/27 #		291,000	239,032
144A 7.625% 3/1/26 #		1,383,000	1,263,343
Kia 144A 1.75% 10/16/26 #		200,000	177,832
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #		478,000	434,682
Michaels
144A 5.25% 5/1/28 #		351,000	292,899
144A 7.875% 5/1/29 #		852,000	597,205
PetSmart 144A 7.75% 2/15/29 #		590,000	579,781

Schedules of investments

Delaware Ivy Strategic Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	310,000	$274,040
Sands China 5.625% 8/8/25	600,000	585,324
Staples
144A 7.50% 4/15/26 #	720,000	631,512
144A 10.75% 4/15/27 #	500,000	363,162
VICI Properties
4.95% 2/15/30	50,000	46,969
5.125% 5/15/32	95,000	89,589
		9,244,803
Consumer Non-Cyclical — 3.53%
American Greetings 144A 8.75% 4/15/25 #	118,000	116,631
DP World 4.70% 9/30/49	200,000	174,406
DP World Crescent 3.875% 7/18/29	600,000	566,535
Endo Luxembourg Finance I 144A 6.125% 4/1/29 #, ‡	42,000	31,107
Grifols Escrow Issuer 144A 4.75% 10/15/28 #	147,000	120,689
Hadrian Merger Sub 144A 8.50% 5/1/26 #	239,000	196,315
InRetail Consumer 144A 3.25% 3/22/28 #	600,000	519,429
JBS USA Lux 144A 3.00% 2/2/29 #	268,000	228,986
JBS USA LUX 144A 3.625% 1/15/32 #	400,000	331,888
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	743,000	551,127
Medline Borrower 144A 3.875% 4/1/29 #	579,000	502,954
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	402,000	341,742
Par Pharmaceutical 144A 7.50% 4/1/27 #, ‡	342,000	254,740
Pilgrim’s Pride 4.25% 4/15/31	433,000	382,328
Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28	400,000	400,522
US Renal Care 144A 10.625% 7/15/27 #	851,000	224,814
		4,944,213
Electric — 2.30%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	620,000	442,896
Enel Chile 4.875% 6/12/28	840,000	819,735
Kallpa Generacion 144A 4.875% 5/24/26 #	1,000,000	963,455
Minejesa Capital 5.625% 8/10/37	200,000	156,967
TerraForm Power Operating 144A 5.00% 1/31/28 #	115,000	109,394
Vistra 144A 7.00% 12/15/26 #, µ, Ψ	775,000	682,802
Vistra Operations 144A 4.30% 7/15/29 #	52,000	46,605
		3,221,854
Energy — 8.57%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	96,000	84,816
144A 7.00% 11/1/26 #	236,000	228,349
Bellatrix Exploration
8.50% 9/11/23 =	228,000	0
12.50% 12/15/23 =	249,000	0
Callon Petroleum
144A 7.50% 6/15/30 #	1,605,000	1,510,249
144A 8.00% 8/1/28 #	75,000	74,370
Cosan 144A 5.50% 9/20/29 #	700,000	634,123
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	210,000	202,570
144A 6.00% 2/1/29 #	49,000	46,709
Ecopetrol 6.875% 4/29/30	49,000	45,204
Energy Transfer 6.50% 11/15/26 µ, Ψ	267,000	235,627
EQM Midstream Partners 144A 4.75% 1/15/31 #	2,475,000	2,057,690
Ferrellgas 144A 5.375% 4/1/26 #	187,000	175,301
Genesis Energy
7.75% 2/1/28	345,000	334,919
8.00% 1/15/27	590,000	583,988
Geopark 144A 5.50% 1/17/27 #	600,000	504,000
Mesquite Energy 144A 7.25% 2/15/24 #, ‡	122,000	1,068
Murphy Oil 6.375% 7/15/28	1,627,000	1,604,658
NuStar Logistics
6.00% 6/1/26	1,210,000	1,187,585
6.375% 10/1/30	1,225,000	1,176,747
Petrobras Global Finance 5.60% 1/3/31	500,000	477,837
Petroleos Mexicanos 6.70% 2/16/32	237,000	188,833
Petronas Capital 144A 3.50% 4/21/30 #	350,000	326,914

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Energy (continued)
Vital Energy 10.125% 1/15/28		351,000	$337,378
			12,018,935
Finance Companies — 0.56%
Aircastle 4.40% 9/25/23		800,000	785,875
			785,875
Financials — 0.47%
Country Garden Holdings 7.25% 4/8/26		200,000	127,000
First Abu Dhabi Bank 4.50% 4/5/26 µ, Ψ		200,000	188,466
Highlands Holdings Bond Issuer 144A PIK 7.625% 10/15/25 #, >		320,897	297,145
Logan Group 5.75% 1/14/25		200,000	46,827
			659,438
Industrials — 0.77%
Adtalem Global Education 144A 5.50% 3/1/28 #		653,000	620,278
Ardagh Metal Packaging Finance USA 2.00% 9/1/28	EUR	500,000	453,590
			1,073,868
Insurance — 1.55%
AIA Group 144A 3.375% 4/7/30 #		200,000	184,063
Ardonagh Midco 2 144A PIK 11.50% 1/15/27 #, >		850,984	778,650
MetLife 10.75% 8/1/69		530,000	688,678
Sagicor Financial 144A 5.30% 5/13/28 #		555,000	525,629
			2,177,020
Real Estate Investment Trusts — 0.36%
Trust Fibra Uno 144A 4.869% 1/15/30 #		600,000	509,400
			509,400
Technology — 2.29%
CDW 3.276% 12/1/28		95,000	83,864
CommScope Technologies 144A 6.00% 6/15/25 #		150,000	141,410
Consensus Cloud Solutions
144A 6.00% 10/15/26 #		97,000	84,357
144A 6.50% 10/15/28 #		3,000	2,491
Entegris Escrow 144A 4.75% 4/15/29 #		215,000	203,457
Iron Mountain 144A 5.25% 7/15/30 #		348,000	314,114
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		1,065,000	915,561
NCR
144A 5.00% 10/1/28 #		314,000	276,320
144A 5.125% 4/15/29 #		1,118,000	968,466
144A 5.25% 10/1/30 #		106,000	86,632
144A 6.125% 9/1/29 #		141,000	139,205
			3,215,877
Transportation — 3.53%
Abertis Infraestructuras Finance 3.248% 11/24/25 µ, Ψ	EUR	300,000	290,765
Azul Investments 144A 7.25% 6/15/26 #		200,000	131,315
Babcock International Group 1.375% 9/13/27	EUR	1,250,000	1,191,798
Burlington Northern Santa Fe 2.875% 6/15/52		180,000	126,317
Empresa de Transporte de Pasajeros Metro 144A 3.65% 5/7/30 #		600,000	556,200
ENA Master Trust 144A 4.00% 5/19/48 #		200,000	151,153
Georgian Railway JSC 4.00% 6/17/28		510,000	439,640
Grupo Aeromexico 144A 8.50% 3/17/27 #		1,500,000	1,320,986
Rumo Luxembourg 144A 5.25% 1/10/28 #		800,000	738,000
			4,946,174
Utilities — 1.03%
Comision Federal de Electricidad 144A 3.875% 7/26/33 #		750,000	573,357
Grupo Energia Bogota 144A 4.875% 5/15/30 #		200,000	177,476
Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 5.45% 5/21/28 #		700,000	698,092
			1,448,925
Total Corporate Bonds (cost $80,446,203)			70,556,613

Schedules of investments

Delaware Ivy Strategic Income Fund

	Principal amount°	Value (US $)
Municipal Bonds — 0.92%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 2.986% 7/1/24^	31,434	$29,596
Series A-1 4.00% 7/1/35	68,614	59,973
Series A-1 4.00% 7/1/37	22,930	19,461
GDB Debt Recovery Authority of Puerto Rico (Taxable) 7.50% 8/20/40	1,424,973	1,182,728
Total Municipal Bonds (cost $1,473,398)		1,291,758

Non-Agency Collateralized Mortgage Obligations — 4.08%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2
144A 6.46% (SOFR + 1.90%) 12/25/41 #, •	3,000,000	2,871,732
Series 2022-R02 2M2 144A 7.56% (SOFR + 3.00%) 1/25/42 #, •	3,000,000	2,846,347
Total Non-Agency Collateralized Mortgage Obligations (cost $6,000,000)		5,718,079

Non-Agency Commercial Mortgage-Backed Securities — 0.60%
BANK Series 2022-BNK39 B 3.239% 2/15/55 •	600,000	472,163
Benchmark Mortgage Trust Series 2020-B21 C 3.346% 12/17/53 •	500,000	362,803
Total Non-Agency Commercial Mortgage- Backed Securities (cost $958,965)		834,966

Loan Agreements — 1.77%
Applied Systems 2nd Lien 11.489% (SOFR03M + 6.75%) 9/17/27 •	539,334	541,356
Ascent Resources Utica Holdings 2nd Lien 13.815% (LIBOR03M + 9.00%) 11/1/25 •	179,000	190,076
Foresight Energy Operating Tranche A 13.159% (LIBOR03M + 8.00%) 6/30/27 •	287,088	279,911
Frontier Communications Tranche B 8.625% (LIBOR01M + 3.75%) 5/1/28 •	245,000	232,750
Jones DesLauriers Insurance Management 1st Lien
9.27% (CDOR03M + 4.25%) 3/27/28 •	314,687	231,096
9.27% (CDOR03M + 4.25%) 3/27/28 •	71,682	52,641
MLN US HoldCo 11.556% (SOFR01M + 6.80%)10/18/27 •	1,413,880	812,981
MLN US HoldCo Tranche B 13.704% (SOFR03M + 9.25%) 10/18/27 •	427,200	147,384
Total Loan Agreements (cost $3,170,254)		2,488,195

Sovereign Bonds — 5.16%Δ
Brazil — 0.19%
Brazilian Government International Bond 3.75% 9/12/31	300,000	260,079
		260,079
Chile — 0.59%
Chile Government International Bond 2.55% 7/27/33	1,000,000	824,636
		824,636
Colombia — 0.36%
Colombia Government International Bonds
3.125% 4/15/31	200,000	153,061
4.50% 3/15/29	400,000	353,533
		506,594
Dominican Republic — 0.12%
Dominican Republic International Bond 144A 4.875% 9/23/32 #	200,000	170,327
		170,327
Indonesia — 0.61%
Indonesia Government International Bond 3.85% 10/15/30	900,000	858,833
		858,833
Mexico — 0.82%
Mexico Government International Bonds
3.25% 4/16/30	654,000	587,140
3.50% 2/12/34	670,000	569,708
		1,156,848

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Morocco — 0.31%
Morocco Government International Bond 144A 2.375% 12/15/27 #	500,000	$441,338
		441,338
Panama — 0.61%
Panama Notas del Tesoro 3.75% 4/17/26	900,000	854,325
		854,325
Peru — 1.33%
Corp Financiera de Desarrollo 5.25% 7/15/29 µ	200,000	193,368
Peruvian Government International Bonds
2.392% 1/23/26	1,000,000	943,864
2.783% 1/23/31	850,000	727,615
		1,864,847
Serbia — 0.22%
Serbia International Bond 144A 2.125% 12/1/30 #	400,000	304,542
		304,542
Total Sovereign Bonds (cost $8,172,267)		7,242,369

Supranational Banks — 0.75%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #	800,000	736,794
Corp Andina de Fomento 2.375% 5/12/23	320,000	318,966
Total Supranational Banks (cost $1,118,013)		1,055,760

US Treasury Obligations — 22.35%
US Treasury Bonds
3.625% 2/15/53	4,670,000	4,637,529
US Treasury Floating Rate Notes
4.931% (USBMMY3M + 0.20%) 1/31/25 •	7,275,000	7,279,946
US Treasury Notes
3.50% 1/31/30	2,795,000	2,784,082
3.50% 2/15/33	670,000	671,099
3.625% 3/31/28	1,745,000	1,747,999
3.875% 12/31/27	120,000	121,287
4.00% 2/28/30	570,000	585,141
4.125% 10/31/27	3,420,000	3,486,262
4.125% 11/15/32	4,220,000	4,434,956
US Treasury Notes
4.50% 11/30/24	5,570,000	5,592,846
Total US Treasury Obligations (cost $31,127,025)		31,341,147

	Number of shares
Common Stocks — 1.33%
Basic Industry — 0.52%
Foresight Energy =, †	42,271	722,404
Westmoreland Coal =, †	7,276	3,274
		725,678
Consumer Cyclical — 0.33%
Studio City International ADR †	19,076	126,981
Studio City International Holdings ADR †	46,303	308,221
True Religion Apparel =, †	2	36,517
		471,719
Energy — 0.17%
KCA Deutag International =, †	3,940	237,878
		237,878
Financials — 0.31%
New Cotai =, †	414,307	422,128
Riverbed Holdings =, †	32,302	8,076
		430,204
Total Common Stocks (cost $6,248,872)		1,865,479

Preferred Stock — 0.01%
True Religion Apparel 6.25% =, ω	2	11,435
Total Preferred Stock (cost $37,635)		11,435

Warrants — 0.01%
California Resources †	1,368	11,628
Total Warrants (cost $119,109)		11,628

Schedules of investments

Delaware Ivy Strategic Income Fund

	Notional amount*	Value (US $)
Options Purchased — 0.08%
Put Swaptions — 0.08%
CDX.HY.39.V1 5 yr strike price $100.50, expiration date 5/17/23 (MS)	8,300,000	$106,960
Total Options Purchased (cost $112,050)		106,960

	Number of shares
Short-Term Investments — 1.70%
Money Market Mutual Funds — 1.70%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	594,570	594,570
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	594,570	594,570
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	594,570	594,570
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	594,570	594,570
Total Short-Term Investments (cost $2,378,280)		2,378,280
Total Value of Securities Before Options Written—99.50% (cost $156,491,581)		139,523,634

	Notional amount*
Options Written — (0.05%)
Put Swaptions — (0.05%)
CDX.HY.39.V1 5 yr strike price $96.50, expiration date 5/17/23 (MS)	(8,300,000)	(33,290)
CDX.HY.39.V1 5 yr strike price $98.50, expiration date 5/17/23 (MS)	(4,400,000)	(31,083)
Total Options Written (premium received $83,390)		(64,373)

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $70,313,516, which represents 50.14% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
Ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
>>	PIK. 100% of the income received was in the form of principal.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 10 in “Notes to financial statements.”
>	PIK. 100% of the income received was in the form of cash.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
*	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2023:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	EUR	(5,000)	USD	5,382	4/28/23	$—	$(48)
TD	CAD	(270,000)	USD	201,830	4/21/23	1,992	—
TD	EUR	(1,790,000)	USD	1,947,822	4/21/23	4,292	—
Total Foreign Currency Exchange Contracts						$6,284	$(48)

Futures Contracts
Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(4)	Euro-BOBL	$(511,364)	$(517,819)	6/8/23	$6,455	$(1,346)
58	US Treasury 5 yr Notes	6,351,453	6,221,091	6/30/23	130,362	13,140
22	US Treasury 10 yr Notes	2,528,281	2,443,430	6/21/23	84,851	7,563
47	US Treasury 10 yr Ultra Notes	5,693,610	5,498,540	6/21/23	195,070	25,703
8	US Treasury Long Bonds	1,049,250	1,001,833	6/21/23	47,417	8,000
Total Futures Contracts			$14,647,075		$464,155	$53,060

Swap Contracts

CDS Contracts2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Payments Protection	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/
Moody’s Ratings:
CDX.NA.HY.39.V1[6]
12/20/27 - Quarterly	1,400,000	5.000%	$16,381	$(16,567)	$32,948	$10,590
Total CDS Contracts			$16,381	$(16,567)	$32,948	$10,590

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

Schedules of investments

Delaware Ivy Strategic Income Fund

[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $974.

Summary of abbreviations:

ADR – American Depositary Receipt

BOBL – Bundesobligationen

CDOR03M – 3 Month Canadian Dollar Offered Rate

GNMA – Government National Mortgage Association

JPMCB – JPMorgan Chase Bank

JSC – Joint Stock Company

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

MS – Morgan Stanley

PIK – Payment-in-kind

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

SOFR – Secured Overnight Financing Rate

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

TD – TD Bank

USBMMY3M – US Treasury 3 Month Bill Money Market Yield

yr – Year

Summary of currencies:

CAD – Canadian Dollar

EUR – European Monetary Unit

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Total Return Bond Fund	March 31, 2023 (Unaudited)

	Principal amount°		Value (US $)
Agency Mortgage-Backed Securities — 7.94%
Fannie Mae S.F. 20 yr
4.00% 8/1/42		109,195	$105,452
Fannie Mae S.F. 30 yr
2.50% 4/1/51		284,580	245,341
3.50% 1/1/52		479,768	445,854
3.50% 6/1/52		422,383	392,505
4.00% 5/1/51		162,882	157,596
4.50% 9/1/49		95,171	94,862
5.00% 9/1/52		586,534	584,917
5.50% 10/1/52		343,917	348,691
5.50% 3/1/53		660,143	666,781
Freddie Mac S.F. 15 yr
4.50% 9/1/37		175,142	174,787
Freddie Mac S.F. 30 yr
2.50% 5/1/52		142,785	123,152
3.00% 12/1/46		257,702	235,820
3.00% 7/1/50		405,022	368,991
4.00% 8/1/52		243,833	234,560
4.50% 9/1/52		303,686	297,903
5.00% 7/1/52		360,999	360,534
6.00% 12/1/52		140,610	143,656
GNMA II S.F. 30 yr
3.00% 12/20/51		175,213	159,902
Total Agency Mortgage-Backed Securities (cost $5,154,231)			5,141,304

Corporate Bonds — 47.70%
Banking — 15.72%
Akbank TAS 144A 6.80% 2/6/26 #		200,000	193,980
Banco Bradesco 144A 4.375% 3/18/27 #		200,000	189,428
Bank of America 6.204% 11/10/28 µ		475,000	496,982
Bank of New York Mellon 5.802% 10/25/28 µ		129,000	134,507
Barclays 7.385% 11/2/28 µ		385,000	408,425
BPCE 144A 5.125% 1/18/28 #		600,000	594,998
Citigroup 5.61% 9/29/26 µ		415,000	418,376
Credit Agricole 144A 5.301% 7/12/28 #		485,000	492,056
Credit Suisse 7.95% 1/9/25		340,000	346,038
DBS Group Holdings 1.50% 4/11/28 µ	EUR	400,000	433,258
Deutsche Bank
5.625% 5/19/31 µ	EUR	100,000	103,115
6.72% 1/18/29 µ		150,000	149,073
Development Bank of Kazakhstan JSC 144A 10.95% 5/6/26 #	KZT	100,000,000	182,317
Fifth Third Bank 5.852% 10/27/25 µ		895,000	882,805
Huntington National Bank 5.65% 1/10/30		485,000	465,141
ING Groep 3.00% 4/11/28 µ	EUR	1,700,000	1,842,160
KeyCorp 4.789% 6/1/33 µ		41,000	36,746
Morgan Stanley
2.95% 5/7/32 µ	EUR	500,000	493,949
6.138% 10/16/26 µ		490,000	499,685
6.296% 10/18/28 µ		651,000	685,120
SVB Financial Group 4.57% 4/29/33 µ, ‡		264,000	153,358
Truist Financial 6.123% 10/28/33 µ		224,000	235,222
US Bancorp
4.653% 2/1/29 µ		353,000	345,319
5.727% 10/21/26 µ		400,000	402,105
			10,184,163
Basic Industry — 2.44%
Celanese US Holdings
6.05% 3/15/25		205,000	206,320
6.165% 7/15/27		75,000	75,534
ELM for Firmenich International 3.75% 9/3/25 µ, Ψ	EUR	500,000	513,305
ICL Group 144A 6.375% 5/31/38 #		333,000	331,223
Metinvest 8.50% 4/23/26		200,000	123,930
Nutrien 4.90% 3/27/28		25,000	25,012
PPG Industries 2.75% 6/1/29	EUR	300,000	303,530
			1,578,854
Capital Goods — 1.41%
Cemex 144A 7.375% 6/5/27 #		200,000	207,080
Holcim Finance Luxembourg 0.50% 4/23/31	EUR	600,000	486,118
Honeywell International 4.125% 11/2/34	EUR	200,000	220,420
			913,618
Communications — 0.73%
Charter Communications Operating 3.85% 4/1/61		75,000	46,857
CK Hutchison Group Telecom Finance 1.50% 10/17/31	EUR	200,000	169,372
CT Trust 144A 5.125% 2/3/32 #		200,000	167,500

Schedules of investments

Delaware Ivy Total Return Bond Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Communications (continued)
Discovery Communications 4.00% 9/15/55		130,000	$86,388
			470,117
Consumer Cyclical — 1.03%
Ford Motor Credit
2.30% 2/10/25		200,000	185,644
2.90% 2/10/29		200,000	165,839
VICI Properties 4.95% 2/15/30		335,000	314,691
			666,174
Consumer Non-Cyclical — 3.30%
Amgen
5.25% 3/2/33		470,000	483,135
5.65% 3/2/53		255,000	265,638
Central American Bottling 144A 5.25% 4/27/29 #		200,000	186,083
GE HealthCare Technologies
144A 5.60% 11/15/25 #		415,000	420,252
144A 5.65% 11/15/27 #		415,000	429,190
MHP Lux 6.95% 4/3/26		215,000	109,065
Zoetis 5.40% 11/14/25		240,000	244,179
			2,137,542
Electric — 4.95%
Duke Energy
2.55% 6/15/31		61,000	51,102
3.10% 6/15/28	EUR	200,000	206,842
Duke Energy Carolinas 4.95% 1/15/33		290,000	298,205
Enel 1.875% 6/8/30 µ, Ψ	EUR	300,000	234,561
Energo-Pro 144A 8.50% 2/4/27 #		200,000	192,750
Exelon 5.30% 3/15/33		315,000	320,776
Indianapolis Power & Light 144A 5.65% 12/1/32 #		620,000	651,983
Public Service of Colorado 5.25% 4/1/53		370,000	377,455
Southern 1.875% 9/15/81 µ	EUR	300,000	257,594
Vistra Operations
144A 5.00% 7/31/27 #		580,000	549,205
144A 5.625% 2/15/27 #		68,000	66,084
			3,206,557
Energy — 5.93%
BP Capital Markets America 4.812% 2/13/33		335,000	340,278
Enbridge 5.70% 3/8/33		225,000	234,167
Energean Israel Finance 144A 4.875% 3/30/26 #		200,000	185,750
Energy Transfer 5.75% 2/15/33		132,000	135,333
Enterprise Products Operating 5.35% 1/31/33		145,000	150,350
Galaxy Pipeline Assets Bidco
144A 2.16% 3/31/34 #		184,932	159,489
2.16% 3/31/34		184,932	159,489
Greenko Power II 144A 4.30% 12/13/28 #		191,000	165,454
KazTransGas JSC 144A 4.375% 9/26/27 #		235,000	211,269
Kinder Morgan 5.20% 6/1/33		495,000	492,157
Raizen Fuels Finance 144A 5.30% 1/20/27 #		389,000	376,440
Targa Resources Partners 5.00% 1/15/28		320,000	309,718
Thaioil Treasury Center 144A 2.50% 6/18/30 #		200,000	161,213
TotalEnergies 2.708% 5/5/23 µ, Ψ	EUR	700,000	757,815
			3,838,922
Finance Companies — 1.11%
Air Lease 5.85% 12/15/27		400,000	402,462
Aviation Capital Group
144A 3.50% 11/1/27 #		195,000	174,334
144A 6.25% 4/15/28 #		145,000	145,224
			722,020
Financial Services — 0.64%
Aroundtown
1.45% 7/9/28	EUR	400,000	269,149
1.625% 1/31/28	EUR	200,000	143,175
			412,324
Industrials — 0.27%
Georgian Railway JSC 4.00% 6/17/28		200,000	172,408
			172,408
Insurance — 4.07%
Allianz 2.625% 10/30/30 µ, Ψ	EUR	400,000	301,120
American International Group 5.125% 3/27/33		355,000	353,088
Aon 5.00% 9/12/32		200,000	201,052
AXA 5.125% 7/4/43 µ	EUR	500,000	542,225
Elevance Health 5.125% 2/15/53		175,000	174,491
Sagicor Financial 144A 5.30% 5/13/28 #		200,000	189,416
UnitedHealth Group 4.50% 4/15/33		880,000	875,328
			2,636,720

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Natural Gas — 0.30%
ENN Energy Holdings 144A 4.625% 5/17/27 #		200,000	$197,976
			197,976
Real Estate Investment Trusts — 0.49%
Digital Stout Holding 3.75% 10/17/30	GBP	300,000	320,650
			320,650
Technology — 2.21%
Autodesk 2.40% 12/15/31		190,000	158,132
CDW 3.276% 12/1/28		180,000	158,899
Entegris Escrow 144A 4.75% 4/15/29 #		405,000	383,257
Oracle
4.65% 5/6/30		220,000	214,287
5.55% 2/6/53		160,000	152,528
6.15% 11/9/29		345,000	367,632
			1,434,735
Transportation — 2.84%
Abertis Infraestructuras Finance 3.248% 11/24/25 µ, Ψ	EUR	100,000	96,922
Autostrade per l’Italia 2.00% 12/4/28	EUR	300,000	282,204
Babcock International Group 1.375% 9/13/27	EUR	300,000	286,031
International Consolidated Airlines Group 3.75% 3/25/29	EUR	100,000	90,426
Mileage Plus Holdings 144A 6.50% 6/20/27 #		238,000	237,468
Rumo Luxembourg 144A 5.25% 1/10/28 #		215,000	198,338
Rutas 2 and 7 Finance 144A 8.67% 9/30/36 #, ^		359,334	227,413
Wizz Air Finance 1.35% 1/19/24	EUR	400,000	421,966
			1,840,768
Utilities — 0.26%
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #		200,000	166,188
			166,188
Total Corporate Bonds (cost $32,573,269)			30,899,736

Sovereign Bonds — 36.22%Δ
Albania — 0.28%
Albania Government International Bond 144A 3.50% 11/23/31 #	EUR	200,000	180,461
			180,461
Angola — 0.52%
Angolan Government International Bond 144A 8.75% 4/14/32 #		400,000	339,000
			339,000
Armenia — 0.24%
Republic of Armenia International Bond 144A 3.60% 2/2/31 #		200,000	154,842
			154,842
Bermuda — 0.96%
Bermuda Government International Bonds
144A 2.375% 8/20/30 #		250,000	214,467
144A 5.00% 7/15/32 #		200,000	201,088
5.00% 7/15/32		206,000	207,120
			622,675
Brazil — 0.26%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/33	BRL	1,000,000	168,116
			168,116
Canada — 2.74%
Canadian When Issued Government Bond 1.00% 6/1/27	CAD	2,600,000	1,774,021
			1,774,021
Chile — 0.63%
Chile Government International Bond
3.10% 5/7/41		282,000	212,368
4.34% 3/7/42		219,000	194,080
			406,448
Colombia — 1.29%
Colombia Government International Bonds
4.50% 1/28/26		400,000	384,425
6.125% 1/18/41		553,000	454,033
			838,458
Denmark — 2.63%
Denmark Government Bond 144A 2.25% 11/15/33 #	DKK	12,000,000	1,702,921
			1,702,921

Schedules of investments

Delaware Ivy Total Return Bond Fund

	Principal amount°		Value (US $)
Sovereign Bonds∆ (continued)
Dominican Republic — 1.17%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		400,000	$349,293
144A 4.875% 9/23/32 #		267,000	227,386
6.50% 2/15/48		210,000	178,616
			755,295
Egypt — 0.24%
Egypt Government International Bond 5.25% 10/6/25		200,000	158,420
			158,420
Finland — 1.59%
Finland Government Bond 144A 1.375% 4/15/27 #	EUR	1,000,000	1,031,613
			1,031,613
Georgia — 0.28%
Georgia Government International Bond 144A 2.75% 4/22/26 #		200,000	179,028
			179,028
Germany — 1.90%
Bundesrepublik Deutschland Bundesanleihe
1.642% 8/15/50	EUR	1,450,000	848,157
1.80% 8/15/53	EUR	400,000	380,557
			1,228,714
Honduras — 0.24%
Honduras Government International Bond 144A 5.625% 6/24/30 #		200,000	158,717
			158,717
Indonesia — 1.53%
Indonesia Government International Bonds
1.40% 10/30/31	EUR	219,000	187,558
3.85% 10/15/30		416,000	396,972
4.65% 9/20/32		200,000	199,587
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32		204,000	203,911
			988,028
Italy — 5.14%
Italy Buoni Poliennali Del Tesoro
0.35% 2/1/25	EUR	2,000,000	2,059,995
144A 0.60% 8/1/31 #	EUR	940,000	783,427
0.95% 6/1/32	EUR	580,000	485,364
			3,328,786

Ivory Coast — 0.98%
Ivory Coast Government International Bonds
4.875% 1/30/32	EUR	390,000	323,506
5.875% 10/17/31	EUR	350,000	312,895
			636,401
Kazakhstan — 0.28%
Kazakhstan Government International Bond 4.875% 10/14/44		200,000	178,982
			178,982
Morocco — 1.02%
Morocco Government International Bonds
4.00% 12/15/50		590,000	403,412
5.50% 12/11/42		300,000	259,988
			663,400
Netherlands — 1.67%
Netherlands Government Bonds
144A 0.50% 7/15/32 #	EUR	430,000	386,620
144A 2.50% 7/15/33 #	EUR	650,000	698,362
			1,084,982
New Zealand — 2.71%
New Zealand Government Bond 4.25% 5/15/34	NZD	2,800,000	1,755,008
			1,755,008
Pakistan — 0.10%
Pakistan Water & Power Development Authority 7.50% 6/4/31		200,000	64,604
			64,604
Paraguay — 1.63%
Paraguay Government International Bonds
144A 2.739% 1/29/33 #		278,000	226,603
144A 4.95% 4/28/31 #		625,000	607,725
5.60% 3/13/48		248,000	221,085
			1,055,413
Philippines — 0.47%
Philippine Government International Bond 0.25% 4/28/25	EUR	304,000	305,044
			305,044

	Principal amount°		Value (US $)
Sovereign BondsΔ (continued)
Republic of North Macedonia — 0.35%
North Macedonia Government International Bond 144A 1.625% 3/10/28 #	EUR	262,000	$225,952
			225,952
Senegal — 0.25%
Senegal Government International Bond 6.25% 5/23/33		200,000	159,579
			159,579
South Africa — 1.70%
Republic of South Africa Government International Bonds
5.75% 9/30/49		602,000	443,647
5.875% 6/22/30		700,000	658,087
			1,101,734
Spain — 1.15%
Spain Government Bond 144A 1.85% 7/30/35 #	EUR	820,000	747,649
			747,649
United Kingdom — 0.76%
United Kingdom Gilt 0.375% 10/22/30	GBP	500,000	493,790
			493,790
Uzbekistan — 1.51%
Republic of Uzbekistan International Bonds
3.90% 10/19/31		625,000	502,891
5.375% 2/20/29		519,000	476,198
			979,089
Total Sovereign Bonds (cost $26,115,265)			23,467,170

Supranational Banks — 2.58%
Banque Ouest Africaine de Developpement
4.70% 10/22/31		200,000	164,242
5.00% 7/27/27		200,000	184,468
Corp Andina de Fomento 5.25% 11/21/25		200,000	202,338
European Union 1.00% 7/6/32	EUR	1,230,000	1,123,295
Total Supranational Banks (cost $1,778,143)			1,674,343

US Treasury Obligation — 0.73%
US Treasury Notes 3.625% 3/31/28		475,000	475,816
Total US Treasury Obligation (cost $473,993)			475,816

		Number of contracts
Options Purchased — 0.19%
Foreign Currency Call Option — 0.00%
USD vs CNH, strike price $7.30, expiration date 4/13/23, notional amount $23,472,566 (JPMCB)		3,215,420	28
Foreign Currency Put Options — 0.01%
EUR vs JPY, strike price 128 EUR, expiration date 5/23/23, notional amount $240,000,000 (JPMCB)		1,875,000	2,175
EUR vs USD, strike price 0.70 EUR, expiration date 4/14/23, notional amount $523,215 (JPMCB)		747,450	0
EUR vs USD, strike price 0.94 EUR, expiration date 4/12/23, notional amount $1,405,206 (JPMCB)		1,494,900	0
GBP vs USD, strike price 0.74 GBP, expiration date 4/12/23, notional amount $461,094 (JPMCB)		623,100	0
GBP vs USD, strike price 1.04 GBP, expiration date 4/12/23, notional amount $1,296,048 (JPMCB)		1,246,200	0

		Notional amount*
Put Swaptions — 0.18%
CDX.NA.HY.39.V1 5yr strike price $101.50, expiration date 5/17/23 (BNP)		6,800,000	118,667
Total Options Purchased (cost $252,651)			120,870

Schedules of investments

Delaware Ivy Total Return Bond Fund

	Number of shares	Value (US $)
Short-Term Investments — 0.55%
Money Market Mutual Funds — 0.55%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	88,781	$88,781
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	88,781	88,781
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	88,781	88,781
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	88,781	88,781
Total Short-Term Investments (cost $355,124)		355,124
Total Value of Securities Before Options Written—95.91% (cost $66,702,676)		62,134,363

	Number of contracts
Options Written — (0.13%)
Foreign Currency Call Option — (0.00%)
USD vs CNH, strike price $7.50, expiration date 4/13/23, notional amount $(24,115,650) (JPMCB)	(3,215,420)	(3)
Foreign Currency Put Options — (0.00%)
EUR vs JPY, strike price 118 EUR, expiration date 5/23/23, notional amount $(221,250,000) (JPMCB)	(1,875,000)	(364)
GBP vs USD, strike price 0.94 GBP, expiration date 4/12/23, notional amount $(1,757,142) (JPMCB)	(1,869,300)	0
EUR vs USD, strike price 0.86 EUR, expiration date 4/12/23, notional amount $(1,928,421) (JPMCB)	(2,242,350)	0

	Notional amount*
Put Swaptions — (0.13%)
CDX.NA.HY.39.V1 5yr strike price $97.50, expiration date 5/17/23 (BNP)	(6,800,000)	(36,042)
CDX.NA.HY.39.V1 5yr strike price $99.50, expiration date 5/17/23 (BNP)	(5,100,000)	(48,387)
Total Options Written (premium received $167,747)		$(84,796)

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $16,448,512, which represents 25.39% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
‡	Non-income producing security. Security is currently in default.
Ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
∆	Securities have been classified by country of risk.
*	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2023:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	CZK	7,951,180	USD	(358,000)	4/28/23	$8,885	$—
JPMCB	EUR	6,350,000	USD	(6,826,445)	4/21/23	68,203	—
JPMCB	EUR	(1,440,000)	USD	1,574,983	4/28/23	10,854	—
JPMCB	EUR	2,100,000	USD	(2,297,358)	4/28/23	—	(16,337)
JPMCB	GBP	374,198	USD	(459,305)	4/21/23	2,506	—
JPMCB	IDR	5,504,245,803	USD	(358,000)	4/28/23	9,796	—
JPMCB	INR	29,567,219	USD	(358,000)	4/28/23	1,259	—
JPMCB	JPY	72,309,120	USD	(570,585)	4/21/23	—	(24,146)
JPMCB	KRW	469,697,120	USD	(361,000)	4/28/23	—	(880)
JPMCB	KZT	164,964,003	USD	(354,000)	4/28/23	2,234	—
JPMCB	MXN	5,678,167	USD	(295,259)	4/28/23	18,127	—
JPMCB	MXN	(5,678,167)	USD	296,666	4/28/23	—	(16,720)
JPMCB	NZD	(2,800,000)	USD	1,812,975	4/21/23	62,061	—
TD	AUD	1,320,000	USD	(928,142)	4/21/23	—	(45,126)
TD	CAD	(2,476,083)	USD	1,850,919	4/21/23	18,266	—
TD	DKK	(11,725,000)	USD	1,715,809	4/21/23	6,612	—
TD	EUR	(28,746,850)	USD	31,354,189	4/21/23	141,681	—
Total Foreign Currency Exchange Contracts						$350,484	$(103,209)

Futures Contracts
Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(54)	3 month Euro-EURIBOR	$(14,122,467)	$(14,164,120)	12/18/23	$41,653	$—	$(240)
54	3 month Euro-EURIBOR	14,202,990	14,271,145	12/16/24	—	(68,155)	4,073
37	Australian Treasury 10 yr Bonds	3,039,307	2,947,199	6/15/23	92,108	—	13,870
(10)	Canadian Treasury 10 yr Bonds	(933,481)	(895,649)	6/21/23	—	(37,832)	(3,279)
(9)	Euro-Bobl	(1,150,568)	(1,124,293)	6/8/23	—	(26,275)	(2,794)
(24)	Euro-BTP	(3,002,330)	(2,890,359)	6/8/23	—	(111,971)	(20,035)
(14)	Euro-Bund	(2,062,459)	(2,072,044)	6/8/23	9,585	—	(9,523)
(14)	Euro-Buxl	(2,138,677)	(2,003,823)	6/8/23	—	(134,854)	(16,020)
(1)	Euro-OAT	(141,234)	(136,287)	6/8/23	—	(4,947)	(691)
(9)	Euro-Schatz	(1,031,636)	(1,021,759)	6/8/23	—	(9,877)	(385)
9	Long 10 yr Gilt	1,147,433	1,142,303	6/28/23	5,130	—	(469)
23	Short Euro-BTP	2,628,297	2,598,163	6/8/23	30,134	—	3,589
(29)	US Treasury 2 yr Notes	(5,987,141)	(5,921,369)	6/30/23	—	(65,772)	(4,078)
100	US Treasury 5 yr Notes	10,950,781	10,912,321	6/30/23	38,460	—	22,656
91	US Treasury 10 yr Notes	10,457,891	10,157,038	6/21/23	300,853	—	31,281
2	US Treasury 10 yr Ultra Notes	242,281	233,724	6/21/23	8,557	—	1,094

Schedules of investments

Delaware Ivy Total Return Bond Fund

Futures Contracts
Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
	US Treasury Long
(1)	Bonds	$(131,156)	$(125,224)	6/21/23	$—	$(5,932)	$(1,000)
	US Treasury Long
(1)	Bonds	(131,250)	(129,716)	9/20/23	—	(1,534)	(1,000)
	US Treasury Ultra
(9)	Bonds	(1,270,125)	(1,208,534)	6/21/23	—	(61,591)	(12,094)
Total Futures Contracts			$10,568,716		$526,480	$(528,740)	$4,955

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

BNP – BNP Paribas

BTP – Buoni del Tesoro Poliennali

CDX.NA.HY – Credit Default Swap Index North America High Yield

EURIBOR – Euro interbank offered rate

GNMA – Government National Mortgage Association

JPMCB – JPMorgan Chase Bank

JSC – Joint Stock Company

OAT – Obligations Assimilables du Tresor

S.F. – Single Family

TD – TD Bank

yr – Year

Summary of currencies:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CNH – Chinese Yuan Renminbi

CZK – Czech Koruna

DKK – Danish Krone

EUR – European Monetary Unit

GBP – British Pound Sterling

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

KZT – Kazakhstani Tenge

MXN – Mexican Peso

NZD – New Zealand Dollar

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Ivy Funds	March 31, 2023 (Unaudited)
	Delaware Ivy California Municipal High Income Fund	Delaware Ivy Corporate Bond Fund	Delaware Ivy Crossover Credit Fund	Delaware Ivy Emerging Markets Local Currency Debt Fund
Assets:
Investments, at value*	$14,082,336	$355,379,514	$15,643,751	$18,752,939
Foreign currencies, at valueΔ	—	—	—	1,231,560
Dividends and interest receivable	138,185	3,048,840	139,180	355,203
Investment management fees receivable	7,862	—	10,471	11,606
Receivable for securities sold	—	416,511	17,400	—
Foreign tax reclaims receivable	—	—	—	42,426
Receivable for fund shares sold	—	462,796	9,728	52,527
Unrealized appreciation on foreign currency exchange contracts	—	—	—	23,763
Securities lending income receivable	—	316	75	—
Prepaid expenses	—	5,662	25,760	32,239
Other assets	—	13,368	—	—
Total Assets	14,228,383	359,327,007	15,846,365	20,502,263
Liabilities:
Due to custodian	—	809,409	2,516	277,900
Other accrued expenses	36,469	556,572	60,474	126,763
Payable for fund shares redeemed	12,358	699,995	26,029	63,680
Administration expenses payable to affiliates	3,563	106,365	6,366	8,529
Distribution fees payable to affiliates	2,074	42,180	854	335
Distribution payable	516	—	—	—
Payable for securities purchased	—	297,597	14,880	1,604
Investment management fees payable to affiliates	—	104,511	—	—
Unrealized depreciation on foreign currency exchange contracts	—	—	—	51,170
Due to broker	—	—	—	44,452
Accrued capital gains taxes on appreciated securities	—	—	—	26,863
Total Liabilities	54,980	2,616,629	111,119	601,296
Total Net Assets	$14,173,403	$356,710,378	$15,735,246	$19,900,967

Net Assets Consist of:
Paid-in capital	$15,171,582	$451,834,775	$21,804,720	$27,973,280
Total distributable earnings (loss)	(998,179)	(95,124,397)	(6,069,474)	(8,072,313)
Total Net Assets	$14,173,403	$356,710,378	$15,735,246	$19,900,967

Statements of assets and liabilities

Ivy Funds

	Delaware Ivy California Municipal High Income Fund	Delaware Ivy Corporate Bond Fund	Delaware Ivy Crossover Credit Fund	Delaware Ivy Emerging Markets Local Currency Debt Fund
Net Asset Value

Class A:
Net assets	$7,921,480	$194,431,556	$2,990,884	$1,146,323
Shares of beneficial interest outstanding, unlimited authorization, no par	859,115	12,342,678	349,857	147,350
Net asset value per share	$9.22	$15.75	$8.55	$7.78
Sales charge	4.50%	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$9.65	$16.49	$8.95	$8.15

Class C:
Net assets	$375,513	$1,209,234	$—	$54,772
Shares of beneficial interest outstanding, unlimited authorization, no par	40,726	76,894	—	7,366
Net asset value per share	$9.22	$15.73	$—	$7.44

Class I:
Net assets	$5,826,897	$160,860,581	$11,733,282	$5,647,034
Shares of beneficial interest outstanding, unlimited authorization, no par	632,146	10,202,487	1,372,519	711,022
Net asset value per share	$9.22	$15.77	$8.55	$7.94

Class R6:
Net assets	$—	$—	$—	$12,827,280
Shares of beneficial interest outstanding, unlimited authorization, no par	—	—	—	1,616,119
Net asset value per share	$—	$—	$—	$7.94

Class Y:
Net assets	$49,513	$209,007	$1,011,080	$225,558
Shares of beneficial interest outstanding, unlimited authorization, no par	5,370	13,270	118,325	28,973
Net asset value per share	$9.22	$15.75	$8.54	$7.79

* Investments, at cost	$15,010,327	$405,211,306	$18,562,307	$20,921,184
Δ Foreign currencies, at cost	—	—	—	1,179,539

See accompanying notes, which are an integral part of the financial statements.

	Delaware Ivy Government Securities Fund	Delaware Ivy High Yield Fund	Delaware Ivy International Small Cap Fund	Delaware Ivy Multi-Asset Income Fund
Assets:
Investments, at value*	$165,005,995	$35,749,124	$33,414,284	$133,660,468
Cash	8,879	3,699	60,401	304,179
Cash collateral due from brokers	207,515	—	—	15,210
Foreign currencies, at valueΔ	—	—	50,124	—
Dividends and interest receivable	1,002,058	627,265	89,067	1,486,732
Receivable for fund shares sold	407,452	114,603	6,607	175,347
Variation margin due from broker on futures contracts	26,765	—	—	—
Prepaid expenses	6,140	27,786	30,372	—
Securities lending income receivable	74	—	—	2,432
Receivable for securities sold	—	85,167	124,226	1,129,940
Foreign tax reclaims receivable	—	—	104,953	154,720
Unrealized appreciation on foreign currency exchange contracts	—	—	—	1,439
Other assets	10,194	—	—	—
Total Assets	166,675,072	36,607,644	33,880,034	136,930,467
Liabilities:
Due to custodian	—	—	—	42,765
Payable for securities purchased	3,434,836	102,721	143,341	934,904
Payable for fund shares redeemed	634,618	123,892	38,618	321,451
Other accrued expenses	274,520	77,728	179,261	245,809
Investment management fees payable to affiliates	56,111	6,094	1,041	39,053
Administration expenses payable to affiliates	45,786	15,952	16,387	36,879
Distribution fees payable to affiliates	11,282	1,976	949	15,111
Distribution payable	404	—	—	—
Variation margin due to broker on futures contracts	—	—	—	1,078
Accrued capital gains taxes on appreciated securities	—	—	56,012	—
Total Liabilities	4,457,557	328,363	435,609	1,637,050
Total Net Assets	$162,217,515	$36,279,281	$33,444,425	$135,293,417

Net Assets Consist of:
Paid-in capital	$199,034,434	$47,138,280	$36,299,133	$149,321,616
Total distributable earnings (loss)	(36,816,919)	(10,858,999)	(2,854,708)	(14,028,199)
Total Net Assets	$162,217,515	$36,279,281	$33,444,425	$135,293,417

Statements of assets and liabilities

Ivy Funds

	Delaware Ivy Government Securities Fund	Delaware Ivy High Yield Fund	Delaware Ivy International Small Cap Fund	Delaware Ivy Multi-Asset Income Fund
Net Asset Value

Class A:
Net assets	$51,047,681	$9,459,396	$3,414,813	$52,716,440
Shares of beneficial interest outstanding, unlimited authorization, no par	10,392,196	1,142,184	379,091	5,601,642
Net asset value per share	$4.91	$8.28	$9.01	$9.41
Sales charge	4.50%	4.50%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$5.14	$8.67	$9.56	$9.98

Class C:
Net assets	$762,848	$—	$212,970	$4,627,627
Shares of beneficial interest outstanding, unlimited authorization, no par	155,261	—	24,188	491,333
Net asset value per share	$4.91	$—	$8.80	$9.42

Class I:
Net assets	$84,082,161	$26,805,353	$9,988,982	$76,822,191
Shares of beneficial interest outstanding, unlimited authorization, no par	17,120,707	3,234,272	1,100,377	8,157,619
Net asset value per share	$4.91	$8.29	$9.08	$9.42

Class R6:
Net assets	$26,324,825	$14,532	$19,815,904	$1,067,426
Shares of beneficial interest outstanding, unlimited authorization, no par	5,358,894	1,742	2,184,179	113,420
Net asset value per share	$4.91	$8.34	$9.07	$9.41

Class Y:
Net assets	$—	$—	$11,756	$59,733
Shares of beneficial interest outstanding, unlimited authorization, no par	—	—	1,306	6,335
Net asset value per share	$—	$—	$9.00	$9.43

* Investments, at cost	$169,752,086	$38,571,460	$31,395,789	$141,064,224
Δ Foreign currencies, at cost	—	—	47,771	—

See accompanying notes, which are an integral part of the financial statements.

	Delaware Ivy Strategic Income Fund	Delaware Ivy Total Return Bond Fund
Assets:
Investments, at value*	$139,523,634	$62,134,363
Cash	290,921	462,933
Cash collateral due from brokers	499,766	997,848
Foreign currencies, at valueΔ	15,590	987,705
Dividends and interest receivable	2,045,751	777,235
Receivable for securities sold	1,157,441	—
Receivable for fund shares sold	260,053	227,667
Variation margin due from broker on futures contracts	53,060	4,955
Variation margin due from broker on centrally cleared credit default swap contracts	10,590	—
Unrealized appreciation on foreign currency exchange contracts	6,284	350,484
Securities lending income receivable	4,566	196
Foreign tax reclaims receivable	1,181	—
Investment management fees receivable	—	13,378
Prepaid expenses	—	51,024
Total Assets	143,868,837	66,007,788
Liabilities:
Options written, at value∑	64,373	84,796
Payable for securities purchased	2,827,026	720,801
Payable for fund shares redeemed	376,527	242,142
Other accrued expenses	269,949	47,410
Administration expenses payable to affiliates	44,840	24,173
Investment management fees payable to affiliates	38,321	—
Distribution fees payable to affiliates	12,245	1,680
Due to broker	5,267	—
Unrealized depreciation on foreign currency exchange contracts	48	103,209
Total Liabilities	3,638,596	1,224,211
Total Net Assets	$140,230,241	$64,783,577

Net Assets Consist of:
Paid-in capital	$179,234,087	$84,325,769
Total distributable earnings (loss)	(39,003,846)	(19,542,192)
Total Net Assets	$140,230,241	$64,783,577

Statements of assets and liabilities

Ivy Funds

	Delaware Ivy Strategic Income Fund	Delaware Ivy Total Return Bond Fund
Net Asset Value

Class A:
Net assets	$48,161,404	$6,982,987
Shares of beneficial interest outstanding, unlimited authorization, no par	5,535,878	851,005
Net asset value per share	$8.70	$8.21
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$9.11	$8.60

Class C:
Net assets	$2,225,825	$268,950
Shares of beneficial interest outstanding, unlimited authorization, no par	255,827	33,160
Net asset value per share	$8.70	$8.11

Class I:
Net assets	$89,011,741	$25,826,239
Shares of beneficial interest outstanding, unlimited authorization, no par	10,227,592	3,123,165
Net asset value per share	$8.70	$8.27

Class R6:
Net assets	$720,739	$31,705,401
Shares of beneficial interest outstanding, unlimited authorization, no par	82,804	3,839,525
Net asset value per share	$8.70	$8.26

Class Y:
Net assets	$110,532	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	12,708	—
Net asset value per share	$8.70	$—

* Investments, at cost	$156,491,581	$66,702,676
Δ Foreign currencies, at cost	17,130	1,065,038
∑ Options written, premium received	(83,390)	(167,747)

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Ivy Funds	Six months ended March 31, 2023 (Unaudited)
	Delaware Ivy California Municipal High Income Fund	Delaware Ivy Corporate Bond Fund	Delaware Ivy Crossover Credit Fund	Delaware Ivy Emerging Markets Local Currency Debt Fund
Investment Income:
Interest	$289,114	$6,859,143	$284,888	$699,934
Dividends	1,673	144,800	14,676	2,409
Securities lending income	—	3,817	498	136
Foreign tax withheld	—	—	—	(16,664)
	290,787	7,007,760	300,062	685,815

Expenses:
Investment advisory fees	40,080	913,060	40,782	80,767
Distribution expenses — Class A	10,612	252,145	4,181	1,443
Distribution expenses — Class C	1,899	6,487	—	276
Distribution expenses — Class Y	70	256	1,231	273
Registration fees	30,095	24,603	37,403	35,500
Audit and tax fees	23,169	25,607	27,027	29,522
Accounting and administration expenses	19,846	80,180	21,072	22,728
Reports and statements to shareholders servicing expenses	7,118	11,370	7,282	7,684
Dividend disbursing and transfer agent fees and expenses	4,286	434,461	12,626	17,682
Trustees’ fees and expenses	775	1,690	1,284	1,849
Custodian fees	670	6,146	1,252	33,493
Legal fees	189	4,446	389	1,194
Other	5,757	15,393	4,836	9,363
	144,566	1,775,844	159,365	241,774
Less expenses waived	(84,997)	(60,445)	(97,664)	(151,706)
Less waived distribution expenses — Class A	(3,469)	(19,792)	(3,223)	(1,027)
Less waived distribution expenses — Class C	(114)	(362)	—	(136)
Less waived distribution expenses — Class Y	(21)	—	(4)	(6)
Less expenses paid indirectly	(12)	(799)	(46)	(164)
Total operating expenses	55,953	1,694,446	58,428	88,735
Net Investment Income (Loss)	234,834	5,313,314	241,634	597,080

Statements of operations

Ivy Funds

	Delaware Ivy California Municipal High Income Fund	Delaware Ivy Corporate Bond Fund	Delaware Ivy Crossover Credit Fund	Delaware Ivy Emerging Markets Local Currency Debt Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(192,176)	$(12,932,230)	$(270,465)	$(337,879)[1]
Foreign currencies	—	—	—	(436,302)
Foreign currency exchange contracts	—	—	—	78,458
Net realized gain (loss)	(192,176)	(12,932,230)	(270,465)	(695,723)

Net change in unrealized appreciation (depreciation) on:
Investments	784,653	31,288,067	1,184,550	2,875,3841
Foreign currencies	—	—	—	62,285
Foreign currency exchange contracts	—	—	—	16,362
Net change in unrealized appreciation (depreciation)	784,653	31,288,067	1,184,550	2,954,031
Net Realized and Unrealized Gain (Loss)	592,477	18,355,837	914,085	2,258,308
Net Increase (Decrease) in Net Assets Resulting from Operations	$827,311	$23,669,151	$1,155,719	$2,855,388

[1]	Includes $(22,529) capital gains tax paid and $(26,863) capital gains tax accrued for Delaware Ivy Emerging Markets Local Currency Debt Fund.

See accompanying notes, which are an integral part of the financial statements.

	Delaware Ivy Government Securities Fund	Delaware Ivy High Yield Fund	Delaware Ivy International Small Cap Fund	Delaware Ivy Multi-Asset Income Fund
Investment Income:
Interest	$2,518,426	$1,382,045	$—	$2,451,943
Dividends	101,954	30,866	242,727	1,177,711
Securities lending income	4,706	10,211	13,482	82,616
Interest from affiliated fund	—	—	—	9,837
Foreign tax withheld	—	—	(24,398)	(71,687)
	2,625,086	1,423,122	231,811	3,650,420

Expenses:
Investment advisory fees	422,331	125,727	185,454	519,499
Distribution expenses — Class A	65,471	12,262	4,245	69,129
Distribution expenses — Class C	3,593	—	1,078	24,356
Distribution expenses — Class Y	—	—	111	100
Dividend disbursing and transfer agent fees and expenses	119,824	19,766	22,411	106,496
Accounting and administration expenses	45,348	26,372	26,308	41,617
Registration fees	22,624	13,217	36,708	37,538
Audit and tax fees	17,679	24,159	20,222	27,120
Trustees’ fees and expenses	10,063	1,841	2,011	8,828
Reports and statements to shareholders servicing expenses	8,925	7,830	7,648	8,558
Custodian fees	3,216	3,154	30,287	26,142
Legal fees	1,773	3,673	753	6,756
Other	7,735	10,364	15,601	30,457
	728,582	248,365	352,837	906,596
Less expenses waived	(51,569)	(85,737)	(163,141)	(192,693)
Less waived distribution expenses — Class A	(34,098)	(4,702)	(3,010)	(24,690)
Less waived distribution expenses — Class C	(1,000)	—	(474)	(3,626)
Less waived distribution expenses — Class Y	—	—	(24)	(1)
Less expenses paid indirectly	(253)	(160)	(174)	(345)
Total operating expenses	641,662	157,766	186,014	685,241
Net Investment Income (Loss)	1,983,424	1,265,356	45,797	2,965,179

Statements of operations

Ivy Funds

	Delaware Ivy Government Securities Fund	Delaware Ivy High Yield Fund	Delaware Ivy International Small Cap Fund	Delaware Ivy Multi-Asset Income Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(6,414,758)	$(2,609,784)	$(2,550,278)[1]	$(8,174,439)
Foreign currencies	—	—	40,127	(2,265)
Foreign currency exchange contracts	—	—	(141,921)	(38,722)
Futures contracts	148,108	—	—	(33,673)
Options purchased	7,523	—	—	—
Options written	(48,335)	—	—	—
Net realized gain (loss)	(6,307,462)	(2,609,784)	(2,652,072)	(8,249,099)

Net change in unrealized appreciation (depreciation) on:
Investments	10,512,338	4,484,449	9,021,213 [1]	22,893,968
Affiliated investments	—	—	—	2,779,792
Foreign currencies	—	—	11,281	12,098
Foreign currency exchange contracts	—	—	10,172	(50,213)
Futures contracts	67,651	—	—	33,975
Net change in unrealized appreciation (depreciation)	10,579,989	4,484,449	9,042,666	25,669,620
Net Realized and Unrealized Gain (Loss)	4,272,527	1,874,665	6,390,594	17,420,521
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,255,951	$3,140,021	$6,436,391	$20,385,700

[1]	Includes $(95,477) capital gains tax paid and $(56,012) capital gains tax accrued for Delaware Ivy International Small Cap Fund.

See accompanying notes, which are an integral part of the financial statements.

	Delaware Ivy Strategic Income Fund	Delaware Ivy Total Return Bond Fund
Investment Income:
Interest	$4,537,594	$1,208,315
Dividends	105,629	41,955
Securities lending income	86,597	7,524
Foreign tax withheld	—	(2,975)
	4,729,820	1,254,819

Expenses:
Investment advisory fees	526,396	320,168
Distribution expenses — Class A	63,644	8,583
Distribution expenses — Class C	12,285	1,477
Distribution expenses — Class Y	125	—
Dividend disbursing and transfer agent fees and expenses	89,189	30,302
Accounting and administration expenses	43,604	31,679
Registration fees	40,026	37,221
Audit and tax fees	30,137	28,718
Legal fees	11,226	950
Trustees’ fees and expenses	9,732	3,786
Custodian fees	9,728	16,700
Reports and statements to shareholders servicing expenses	8,838	8,271
Other	29,326	30,626
	874,256	518,481
Less expenses waived	(227,452)	(173,307)
Less waived distribution expenses — Class A	(25,986)	(2,673)
Less waived distribution expenses — Class C	(3,737)	(630)
Less waived distribution expenses — Class Y	(17)	—
Less expenses paid indirectly	(346)	(201)
Total operating expenses	616,718	341,670
Net Investment Income (Loss)	4,113,102	913,149

Statements of operations

Ivy Funds

	Delaware Ivy Strategic Income Fund	Delaware Ivy Total Return Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(6,657,349)	$(3,609,002)
Foreign currencies	(92,707)	(1,056,879)
Foreign currency exchange contracts	(93,437)	(1,534,297)
Futures contracts	(670,768)	319,567
Options purchased	(43,049)	(12,669)
Options written	—	95,886
Swap contracts	48	(70,281)
Net realized gain (loss)	(7,557,262)	(5,867,675)

Net change in unrealized appreciation (depreciation) on:
Investments	11,900,207	10,336,545
Foreign currencies	9,786	(4,398)
Foreign currency exchange contracts	(205,958)	(1,373,010)
Futures contracts	1,201,298	145,373
Options purchased	(5,090)	(198,912)
Options written	19,017	103,513
Swap contracts	33,922	—
Net change in unrealized appreciation (depreciation)	12,953,182	9,009,111
Net Realized and Unrealized Gain (Loss)	5,395,920	3,141,436
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,509,022	$4,054,585

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Ivy Funds

	Delaware Ivy California Municipal High Income Fund		Delaware Ivy Corporate Bond Fund
	Six months ended 3/31/23 (Unaudited)	Year ended 9/30/22	Six months ended 3/31/23 (Unaudited)	Year ended 9/30/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$234,834	$644,820	$5,313,314	$13,765,466
Net realized gain (loss)	(192,176)	75,266	(12,932,230)	(32,185,238)
Net change in unrealized appreciation (depreciation)	784,653	(3,529,781)	31,288,067	(105,724,711)
Net increase (decrease) in net assets resulting from operations	827,311	(2,809,695)	23,669,151	(124,144,483)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(149,008)	(437,916)	(2,750,327)	(15,880,323)
Class C	(4,971)	(14,595)	(11,090)	(87,488)
Class I	(117,428)	(336,405)	(2,718,936)	(20,399,993)
Class R6	—	—	—	(1,574,023)
Class Y	(970)	(7,314)	(2,906)	(13,108)
	(272,377)	(796,230)	(5,483,259)	(37,954,935)

Capital Share Transactions:
Proceeds from shares sold:
Class A	104,333	819,986	7,093,429	16,105,405
Class B1	—	—	—	5
Class C	3,171	11,882	311,824	296,440
Class I	2,535,628	4,365,370	11,813,794	43,638,479
Class R6	—	—	—	2,893,526
Class Y	—	218	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	146,990	369,801	2,743,051	15,832,747
Class C	4,949	12,324	11,090	87,488
Class I	116,555	329,346	2,717,559	20,269,987
Class R6	—	—	—	1,574,023
Class Y	904	2,488	—	—
	2,912,530	5,911,415	24,690,747	100,698,100
Cost of shares redeemed:
Class A	(2,220,468)	(5,078,671)	(35,432,101)	(81,875,467)
Class B1	—	—	—	(21,579)
Class C	(27,303)	(1,101,152)	(445,226)	(960,393)
Class I	(4,201,329)	(4,907,564)	(65,090,121)	(217,782,912)
Class R6	—	—	—	(38,717,423)
Class Y	(29,826)	(1,089,953)	—	—
	(6,478,926)	(12,177,340)	(100,967,448)	(339,357,774)
Decrease in net assets derived from capital share transactions	(3,566,396)	(6,265,925)	(76,276,701)	(238,659,674)
Net Decrease in Net Assets	(3,011,462)	(9,871,850)	(58,090,809)	(400,759,092)

Net Assets:
Beginning of period	17,184,865	27,056,715	414,801,187	815,560,279
End of period	$14,173,403	$17,184,865	$356,710,378	$414,801,187

Statements of changes in net assets

Ivy Funds

[1]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the tables above and on the previous pages.

See accompanying notes, which are an integral part of the financial statements.

	Delaware Ivy Crossover Credit Fund		Delaware Ivy Emerging Markets Local Currency Debt Fund
	Six months ended 3/31/23 (Unaudited)	Year ended 9/30/22	Six months ended 3/31/23 (Unaudited)	Year ended 9/30/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$241,634	$810,642	$597,080	$1,555,978
Net realized gain (loss)	(270,465)	(2,805,608)	(695,723)	(4,428,084)
Net change in unrealized appreciation (depreciation)	1,184,550	(4,811,927)	2,954,031	(5,058,266)
Net increase (decrease) in net assets resulting from operations	1,155,719	(6,806,893)	2,855,388	(7,930,372)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(50,292)	(435,802)	—	—
Class I	(199,058)	(1,992,355)	—	—
Class R6	—	(358,625)	—	—
Class Y	(15,240)	(82,061)	—	—
	(264,590)	(2,868,843)	—	—

Capital Share Transactions:
Proceeds from shares sold:
Class A	24,229	704,434	84,181	91,257
Class C	—	—	1,381	593
Class I	1,483,817	9,822,946	414,207	1,673,252
Class R6	—	690,846	243	2,885,006
Class Y	2,993	105,176	1,123,303	9

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	50,292	432,820	—	—
Class I	199,058	1,992,348	—	—
Class R6	—	358,625	—	—
Class Y	2,339	10,801	—	—
	1,762,728	14,117,996	1,623,315	4,650,117
Cost of shares redeemed:
Class A	(1,196,058)	(2,951,222)	(251,677)	(1,212,158)
Class C	—	—	(15,049)	(15,430)
Class I	(3,024,861)	(22,523,248)	(2,914,085)	(18,770,346)
Class R6	—	(5,897,342)	(2,620,484)	(6,378,476)
Class Y	(2,062)	(70,626)	(1,124,922)	(470)
	(4,222,981)	(31,442,438)	(6,926,217)	(26,376,880)
Decrease in net assets derived from capital share transactions	(2,460,253)	(17,324,442)	(5,302,902)	(21,726,763)
Net Decrease in Net Assets	(1,569,124)	(27,000,178)	(2,447,514)	(29,657,135)

Net Assets:
Beginning of period	17,304,370	44,304,548	22,348,481	52,005,616
End of period	$15,735,246	$17,304,370	$19,900,967	$22,348,481

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Ivy Funds

	Delaware Ivy Government Securities Fund		Delaware Ivy High Yield Fund
	Six months ended 3/31/23 (Unaudited)	Year ended 9/30/22	Six months ended 3/31/23 (Unaudited)	Year ended 9/30/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,983,424	$2,450,378	$1,265,356	$4,578,831
Net realized gain (loss)	(6,307,462)	(21,575,366)	(2,609,784)	(5,297,682)
Net change in unrealized appreciation (depreciation)	10,579,989	(19,961,522)	4,484,449	(11,010,810)
Net increase (decrease) in net assets resulting from operations	6,255,951	(39,086,510)	3,140,021	(11,729,661)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(616,227)	(588,347)	(325,297)	(1,063,272)
Class C	(5,541)	(378)	—	—
Class I	(1,164,162)	(1,277,007)	(1,042,907)	(4,984,513)
Class R6	(354,674)	(1,189,521)	(491)	(1,898,457)
	(2,140,604)	(3,055,253)	(1,368,695)	(7,946,242)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,080,886	6,165,836	1,586,458	2,918,308
Class C	168,178	220,005	—	—
Class I	13,493,564	58,154,785	2,217,588	14,011,810
Class R6	2,242,990	29,480,422	—	131,510

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	613,217	594,917	324,808	1,062,455
Class C	5,486	597	—	—
Class I	1,164,209	1,298,536	1,042,907	4,984,606
Class R6	354,674	1,212,166	491	1,898,457
	23,123,204	97,127,264	5,172,252	25,007,146
Cost of shares redeemed:
Class A	(11,208,747)	(20,444,518)	(2,839,092)	(4,950,550)
Class B1	—	(22,641)	—	—
Class C	(180,713)	(635,701)	—	—
Class I	(34,277,812)	(70,104,153)	(10,744,794)	(58,445,870)
Class R6	(5,666,031)	(125,457,686)	—	(32,689,570)
	(51,333,303)	(216,664,699)	(13,583,886)	(96,085,990)
Decrease in net assets derived from capital share transactions	(28,210,099)	(119,537,435)	(8,411,634)	(71,078,844)
Net Decrease in Net Assets	(24,094,752)	(161,679,198)	(6,640,308)	(90,754,747)

Net Assets:
Beginning of period	186,312,267	347,991,465	42,919,589	133,674,336
End of period	$162,217,515	$186,312,267	$36,279,281	$42,919,589

[1]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the tables above.

See accompanying notes, which are an integral part of the financial statements.

	Delaware Ivy International Small Cap Fund		Delaware Ivy Multi-Asset Income Fund
	Six months ended 3/31/23 (Unaudited)	Year ended 9/30/22	Six months ended 3/31/23 (Unaudited)	Year ended 9/30/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$45,797	$347,832	$2,965,179	$8,435,472
Net realized gain (loss)	(2,652,072)	16,420,540	(8,249,099)	21,731,856
Net change in unrealized appreciation (depreciation)	9,042,666	(45,828,652)	25,669,620	(66,930,961)
Net increase (decrease) in net assets resulting from operations	6,436,391	(29,060,280)	20,385,700	(36,763,633)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(329,915)	(1,036,290)	(3,941,005)	(3,852,612)
Class C	(22,704)	(60,730)	(336,650)	(297,376)
Class I	(1,286,502)	(7,303,050)	(6,479,290)	(8,976,790)
Class R6	(2,153,456)	(7,790,687)	(79,239)	(70,658)
Class Y	(116,619)	(14,316)	(6,328)	(5,729)
	(3,909,196)	(16,205,073)	(10,842,512)	(13,203,165)

Capital Share Transactions:
Proceeds from shares sold:
Class A	337,292	492,404	2,699,937	6,665,626
Class C	17,552	74,322	98,590	425,965
Class I	603,964	4,590,035	2,251,114	15,102,649
Class R6	312,123	5,932,670	64,555	165,002
Class Y	3,926,616	481,816	—	4,366

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	329,612	1,034,791	3,936,847	3,821,297
Class C	22,704	59,484	336,382	291,596
Class I	1,286,502	7,301,071	6,468,185	8,928,446
Class R6	2,153,456	7,790,687	79,239	70,658
Class Y	116,619	14,316	6,328	5,729
	9,106,440	27,771,596	15,941,177	35,481,334
Cost of shares redeemed:
Class A	(764,877)	(2,671,873)	(14,342,457)	(24,588,526)
Class C	(56,048)	(131,818)	(1,003,587)	(2,509,562)
Class I	(5,664,267)	(39,850,541)	(34,879,292)	(105,567,503)
Class R6	(4,779,968)	(22,577,066)	(162,113)	(359,224)
Class Y	(3,924,741)	(612,604)	(40,657)	(18,620)
	(15,189,901)	(65,843,902)	(50,428,106)	(133,043,435)
Decrease in net assets derived from capital share transactions	(6,083,461)	(38,072,306)	(34,486,929)	(97,562,101)
Net Decrease in Net Assets	(3,556,266)	(83,337,659)	(24,943,741)	(147,528,899)

Net Assets:
Beginning of period	37,000,691	120,338,350	160,237,158	307,766,057
End of period	$33,444,425	$37,000,691	$135,293,417	$160,237,158

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Ivy Funds

	Delaware Ivy Strategic Income Fund		Delaware Ivy Total Return Bond Fund
	Six months ended 3/31/23 (Unaudited)	Year ended 9/30/22	Six months ended 3/31/23 (Unaudited)	Year ended 9/30/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,113,102	$10,865,992	$913,149	$1,380,058
Net realized gain (loss)	(7,557,262)	(11,932,950)	(5,867,675)	(1,413,925)
Net change in unrealized appreciation (depreciation)	12,953,182	(33,089,309)	9,009,111	(17,091,093)
Net increase (decrease) in net assets resulting from operations	9,509,022	(34,156,267)	4,054,585	(17,124,960)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,404,362)	(3,015,633)	(564,204)	(276,561)
Class C	(57,787)	(122,545)	(22,288)	(13,264)
Class I	(2,916,996)	(7,986,695)	(2,770,727)	(2,253,223)
Class R6	(22,280)	(45,685)	(2,882,968)	(1,408,771)
Class Y	(2,807)	(5,869)	—	(1)
	(4,404,232)	(11,176,427)	(6,240,187)	(3,951,820)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,032,064	9,534,8781	1,268,001	837,399
Class C	214,885	656,3821	17,569	38,513
Class I	6,266,847	30,435,0031	869,367	6,347,278
Class R6	89,664	340,6561	1,669,990	1,417,122
Class Y	15,075	24,8621	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,403,577	2,994,432	564,204	276,089
Class C	57,767	121,569	22,288	13,264
Class I	2,916,348	7,961,689	2,770,727	2,248,668
Class R6	22,280	45,685	2,882,968	1,408,771
Class Y	2,801	5,706	—	—
	15,021,308	52,120,862	10,065,114	12,587,104
Cost of shares redeemed:
Class A	(13,555,379)	(31,678,540)	(1,789,662)	(4,938,497)
Class C	(772,725)	(1,992,721)	(111,943)	(246,828)
Class I	(37,942,352)	(133,548,730)	(14,557,747)	(58,274,370)
Class R6	(213,159)	(534,175)	(6,334,768)	(20,143,529)
Class Y	(477)	(63,610)	—	(30)
	(52,484,092)	(167,817,776)	(22,794,120)	(83,603,254)
Decrease in net assets derived from capital share transactions	(37,462,784)	(115,696,914)	(12,729,006)	(71,016,150)
Net Decrease in Net Assets	(32,357,994)	(161,029,608)	(14,914,608)	(92,092,930)

Net Assets:
Beginning of period	172,588,235	333,617,843	79,698,185	171,791,115
End of period	$140,230,241	$172,588,235	$64,783,577	$79,698,185

[1]	Included payments from affiliates.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy California Municipal High Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.90	$10.68	$10.48	$10.58	$9.98	$10.16

Income (loss) from investment operations:
Net investment income[2]	0.14	0.30	0.21	0.21	0.26	0.26
Net realized and unrealized gain (loss)	0.34	(1.70)	0.20	(0.11)	0.60	(0.16)
Total from investment operations	0.48	(1.40)	0.41	0.10	0.86	0.10

Less dividends and distributions from:
Net investment income	(0.13)	(0.27)	(0.21)	(0.20)	(0.26)	(0.26)
Net realized gain	(0.03)	(0.11)	—	—	—	(0.02)
Total dividends and distributions	(0.16)	(0.38)	(0.21)	(0.20)	(0.26)	(0.28)

Net asset value, end of period	$9.22	$8.90	$10.68	$10.48	$10.58	$9.98

Total return[3]	5.43%	(13.46)%	3.97%	1.01%	8.73%	0.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,921	$9,573	$15 [4]	$19 [4]	$17 [4]	$14 [4]
Ratio of expenses to average net assets[5]	0.80%	0.80%	0.80%	0.80%	0.80%	0.78%
Ratio of expenses to average net assets prior to fees waived[5]	1.98%	1.52%	1.33%	1.23%	1.29%	1.32%
Ratio of net investment income to average net assets	3.01%	3.03%	1.94%	2.03%	2.54%	2.56%
Ratio of net investment income to average net assets prior to fees waived	1.83%	2.31%	1.41%	1.60%	2.05%	2.02%
Portfolio turnover	3%	28%	16%	9%	10%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy California Municipal High Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.90	$10.68	$10.48	$10.58	$9.98	$10.16

Income (loss) from investment operations:
Net investment income[2]	0.10	0.19	0.12	0.12	0.17	0.17
Net realized and unrealized gain (loss)	0.34	(1.68)	0.20	(0.11)	0.60	(0.17)
Total from investment operations	0.44	(1.49)	0.32	0.01	0.77	— [3]

Less dividends and distributions from:
Net investment income	(0.09)	(0.18)	(0.12)	(0.11)	(0.17)	(0.16)
Net realized gain	(0.03)	(0.11)	—	—	—	(0.02)
Total dividends and distributions	(0.12)	(0.29)	(0.12)	(0.11)	(0.17)	(0.18)

Net asset value, end of period	$9.22	$8.90	$10.68	$10.48	$10.58	$9.98

Total return[4]	4.96%	(14.28)%	3.09%	0.13%	7.81%	(0.07)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$375	$381	$2 [5]	$2 [5]	$2 [5]	$2 [5]
Ratio of expenses to average net assets[6]	1.70%	1.70%	1.65%	1.67%	1.66%	1.63%
Ratio of expenses to average net assets prior to fees waived[6]	2.87%	2.20%	2.10%	2.02%	2.06%	2.08%
Ratio of net investment income to average net assets	2.12%	1.92%	1.09%	1.16%	1.69%	1.70%
Ratio of net investment income to average net assets prior to fees waived	0.95%	1.42%	0.64%	0.81%	1.29%	1.25%
Portfolio turnover	3%	28%	16%	9%	10%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy California Municipal High Income Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.90	$10.68	$10.48	$10.58	$9.98	$10.16

Income (loss) from investment operations:
Net investment income[2]	0.15	0.33	0.23	0.23	0.28	0.28
Net realized and unrealized gain (loss)	0.34	(1.71)	0.21	(0.10)	0.60	(0.16)
Total from investment operations	0.49	(1.38)	0.44	0.13	0.88	0.12

Less dividends and distributions from:
Net investment income	(0.14)	(0.29)	(0.24)	(0.23)	(0.28)	(0.28)
Net realized gain	(0.03)	(0.11)	—	—	—	(0.02)
Total dividends and distributions	(0.17)	(0.40)	(0.24)	(0.23)	(0.28)	(0.30)

Net asset value, end of period	$9.22	$8.90	$10.68	$10.48	$10.58	$9.98

Total return[3]	5.55%	(13.29)%	4.18%	1.21%	8.95%	1.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,827	$7,154	$9 [4]	$13 [4]	$13 [4]	$11 [4]
Ratio of expenses to average net assets[5]	0.58%	0.60%	0.60%	0.60%	0.60%	0.58%
Ratio of expenses to average net assets prior to fees waived[5]	1.71%	1.45%	1.21%	1.12%	1.16%	1.20%
Ratio of net investment income to average net assets	3.23%	3.27%	2.12%	2.23%	2.75%	2.74%
Ratio of net investment income to average net assets prior to fees waived	2.10%	2.42%	1.51%	1.71%	2.19%	2.12%
Portfolio turnover	3%	28%	16%	9%	10%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy California Municipal High Income Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.90	$10.68	$10.48	$10.58	$9.98	$10.16

Income (loss) from investment operations:
Net investment income[2]	0.14	0.26	0.21	0.21	0.26	0.25
Net realized and unrealized gain (loss)	0.34	(1.66)	0.20	(0.11)	0.60	(0.15)
Total from investment operations	0.48	(1.40)	0.41	0.10	0.86	0.10

Less dividends and distributions from:
Net investment income	(0.13)	(0.27)	(0.21)	(0.20)	(0.26)	(0.26)
Net realized gain	(0.03)	(0.11)	—	—	—	(0.02)
Total dividends and distributions	(0.16)	(0.38)	(0.21)	(0.20)	(0.26)	(0.28)

Net asset value, end of period	$9.22	$8.90	$10.68	$10.48	$10.58	$9.98

Total return[3]	5.43%	(13.48)%	3.97%	1.01%	8.73%	0.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$50	$77	$1 [4]	$1 [4]	$1 [4]	$1 [4]
Ratio of expenses to average net assets[5]	0.80%	0.80%	0.80%	0.80%	0.80%	0.78%
Ratio of expenses to average net assets prior to fees waived[5]	1.96%	1.26%	1.45%	1.35%	1.40%	1.44%
Ratio of net investment income to average net assets	2.99%	2.51%	1.96%	2.03%	2.55%	2.56%
Ratio of net investment income to average net assets prior to fees waived	1.83%	2.05%	1.31%	1.48%	1.95%	1.90%
Portfolio turnover	3%	28%	16%	9%	10%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22[2]	9/30/21[2]	9/30/20[2]	9/30/19[2]	9/30/18[2]
Net asset value, beginning of period	$15.03	$19.62	$20.70	$19.62	$18.06	$18.81

Income (loss) from investment operations:
Net investment income[3]	0.20	0.36	0.39	0.45	0.48	0.45
Net realized and unrealized gain (loss)	0.73	(3.97)	(0.03)	1.11	1.56	(0.78)
Total from investment operations	0.93	(3.61)	0.36	1.56	2.04	(0.33)

Less dividends and distributions from:
Net investment income	(0.21)	(0.39)	(0.42)	(0.48)	(0.48)	(0.42)
Net realized gain	—	(0.59)	(1.02)	—	—	—
Total dividends and distributions	(0.21)	(0.98)	(1.44)	(0.48)	(0.48)	(0.42)

Net asset value, end of period	$15.75	$15.03	$19.62	$20.70	$19.62	$18.06

Total return[4]	6.22%[5]	(19.22)%	1.59%	8.07%	11.48%	(1.72)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$194,431	$210,466	$333 [6]	$355 [6]	$348 [6]	$364 [6]
Ratio of expenses to average net assets[7]	1.03%	1.01%	0.96%	1.00%	1.02%	1.05%
Ratio of expenses to average net assets prior to fees waived[7]	1.08%	1.01%	0.96%	1.00%	1.02%	1.05%
Ratio of net investment income to average net assets	2.61%	2.05%	1.89%	2.26%	2.54%	2.41%
Ratio of net investment income to average net assets prior to fees waived	2.56%	2.05%	1.89%	2.26%	2.54%	2.41%
Portfolio turnover	25%	52%	72%	84%	63%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information listed have been revised to reflect the reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22[2]	9/30/21[2]	9/30/20[2]	9/30/19[2]	9/30/18[2]
Net asset value, beginning of period	$15.01	$19.59	$20.67	$19.59	$18.03	$18.78

Income (loss) from investment operations:
Net investment income[3]	0.12	0.18	0.21	0.27	0.30	0.27
Net realized and unrealized gain (loss)	0.73	(3.96)	(0.03)	1.11	1.56	(0.75)
Total from investment operations	0.85	(3.78)	0.18	1.38	1.86	(0.48)

Less dividends and distributions from:
Net investment income	(0.13)	(0.21)	(0.24)	(0.30)	(0.30)	(0.27)
Net realized gain	—	(0.59)	(1.02)	—	—	—
Total dividends and distributions	(0.13)	(0.80)	(1.26)	(0.30)	(0.30)	(0.27)

Net asset value, end of period	$15.73	$15.01	$19.59	$20.67	$19.59	$18.03

Total return[4]	5.69%[5]	(20.01)%	0.68%	7.13%	10.52%	(2.63)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,209	$1,271	$2 [6]	$4 [6]	$4 [6]	$4 [6]
Ratio of expenses to average net assets[7]	2.07%	2.05%	1.84%	1.89%	1.92%	1.94%
Ratio of expenses to average net assets prior to fees waived[7]	2.16%	2.05%	1.84%	1.89%	1.920%	1.94%
Ratio of net investment income to average net assets	1.57%	1.01%	1.02%	1.37%	1.64%	1.48%
Ratio of net investment income to average net assets prior to fees waived	1.48%	1.01%	1.02%	1.37%	1.64%	1.48%
Portfolio turnover	25%	52%	72%	84%	63%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information listed have been revised to reflect the reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Corporate Bond Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22[2]	9/30/21[2]	9/30/20[2]	9/30/19[2]	9/30/18[2]
Net asset value, beginning of period	$15.04	$19.62	$20.70	$19.62	$18.06	$18.81

Income (loss) from investment operations:
Net investment income[3]	0.23	0.41	0.42	0.51	0.54	0.51
Net realized and unrealized gain (loss)	0.74	(3.97)	(0.03)	1.11	1.56	(0.78)
Total from investment operations	0.97	(3.56)	0.39	1.62	2.10	(0.27)

Less dividends and distributions from:
Net investment income	(0.24)	(0.43)	(0.45)	(0.54)	(0.54)	(0.48)
Net realized gain	—	(0.59)	(1.02)	—	—	—
Total dividends and distributions	(0.24)	(1.02)	(1.47)	(0.54)	(0.54)	(0.48)

Net asset value, end of period	$15.77	$15.04	$19.62	$20.70	$19.62	$18.06

Total return[4]	6.45%[5]	(18.98)%	1.87%	8.39%	11.84%	(1.41)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$160,861	$202,864	$442 [6]	$460 [6]	$523 [6]	$545 [6]
Ratio of expenses to average net assets[7]	0.71%	0.72%	0.70%	0.71%	0.70%	0.72%
Ratio of expenses to average net assets prior to fees waived[7]	0.74%	0.72%	0.70%	0.71%	0.70%	0.72%
Ratio of net investment income to average net assets	2.94%	2.31%	2.15%	2.55%	2.86%	2.74%
Ratio of net investment income to average net assets prior to fees waived	2.91%	2.31%	2.15%	2.55%	2.86%	2.74%
Portfolio turnover	25%	52%	72%	84%	63%	29%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information listed have been revised to reflect the reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Corporate Bond Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[2]	Year ended				10/16/17[1] to
	(Unaudited)	9/30/22[3]	9/30/21[3]	9/30/20[3]	9/30/19[3]	9/30/18[3]
Net asset value, beginning of period	$15.03	$19.62	$20.70	$19.59	$18.03	$18.84

Income (loss) from investment operations:
Net investment income[4]	0.21	0.37	0.39	0.45	0.48	0.45
Net realized and unrealized gain (loss)	0.73	(3.97)	(0.06)	1.14	1.59	(0.87)
Total from investment operations	0.94	(3.60)	0.33	1.59	2.07	(0.42)

Less dividends and distributions from:
Net investment income	(0.22)	(0.40)	(0.39)	(0.48)	(0.51)	(0.39)
Net realized gain	—	(0.59)	(1.02)	—	—	—
Total dividends and distributions	(0.22)	(0.99)	(1.41)	(0.48)	(0.51)	(0.39)

Net asset value, end of period	$15.75	$15.03	$19.62	$20.70	$19.59	$18.03

Total return[5]	6.27%[6]	(19.18)%	1.58%	8.29%	11.62%	(2.16)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$209	$200	$— [7,8]	$— [7,8]	$— [7,8]	$— [7,8]
Ratio of expenses to average net assets[9]	0.94%	0.95%	0.95%	0.94%	0.93%	1.00%
Ratio of expenses to average net assets prior to fees waived[9]	0.97%	0.95%	0.95%	0.94%	0.93%	1.00%
Ratio of net investment income to average net assets	2.70%	2.13%	1.90%	2.32%	2.62%	2.62%
Ratio of net investment income to average net assets prior to fees waived	2.67%	2.13%	1.90%	2.32%	2.62%	2.62%
Portfolio turnover	25%	52%	72%	84%	63%	29%[10]

1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2	Ratios have been annualized and total return and portfolio turnover have not been annualized.
3	On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The net asset values and per share information listed have been revised to reflect the reverse stock split.
4	Calculated using average shares outstanding.
5	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
6	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
7	Net assets reported in millions.
8	Rounds to less than $500 thousands.
9	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[10]	Portfolio turnover is representative of the Fund for the period ended September 30, 2018.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Crossover Credit Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.09	$10.88	$11.28	$10.51	$9.64	$10.26

Income (loss) from investment operations:
Net investment income[2]	0.12	0.22	0.21	0.28	0.32	0.30
Net realized and unrealized gain (loss)	0.47	(2.30)	0.33	0.77	0.90	(0.56)
Total from investment operations	0.59	(2.08)	0.54	1.05	1.22	(0.26)

Less dividends and distributions from:
Net investment income	(0.13)	(0.23)	(0.22)	(0.28)	(0.35)	(0.27)
Net realized gain	—	(0.48)	(0.72)	—	—	(0.09)
Total dividends and distributions	(0.13)	(0.71)	(0.94)	(0.28)	(0.35)	(0.36)

Net asset value, end of period	$8.55	$8.09	$10.88	$11.28	$10.51	$9.64

Total return[3]	7.30%	(20.27)%	4.93%	10.18%	13.10%	(2.56)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,991	$3,924	$7 [4]	$18 [4]	$12 [4]	$12 [4]
Ratio of expenses to average net assets[5]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets prior to fees waived[5]	2.41%	1.69%	1.23%	1.21%	1.25%	1.19%
Ratio of net investment income to average net assets	2.78%	2.26%	1.92%	2.64%	3.23%	3.07%
Ratio of net investment income to average net assets prior to fees waived	1.27%	1.47%	1.59%	2.33%	2.88%	2.78%
Portfolio turnover	21%	60%	135%	165%	94%	85%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Crossover Credit Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.09	$10.88	$11.28	$10.51	$9.64	$10.26

Income (loss) from investment operations:
Net investment income[2]	0.13	0.24	0.24	0.31	0.34	0.33
Net realized and unrealized gain (loss)	0.47	(2.29)	0.33	0.77	0.90	(0.56)
Total from investment operations	0.60	(2.05)	0.57	1.08	1.24	(0.23)

Less dividends and distributions from:
Net investment income	(0.14)	(0.26)	(0.25)	(0.31)	(0.37)	(0.30)
Net realized gain	—	(0.48)	(0.72)	—	—	(0.09)
Total dividends and distributions	(0.14)	(0.74)	(0.97)	(0.31)	(0.37)	(0.39)

Net asset value, end of period	$8.55	$8.09	$10.88	$11.28	$10.51	$9.64

Total return[3]	7.45%	(20.05)%	5.19%	10.46%	13.39%	(2.41)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,733	$12,427	$30 [4]	$39 [4]	$27 [4]	$23 [4]
Ratio of expenses to average net assets[5]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to fees waived[5]	1.82%	1.27%	1.03%	1.06%	1.13%	1.06%
Ratio of net investment income to average net assets	3.03%	2.48%	2.18%	2.89%	3.47%	3.33%
Ratio of net investment income to average net assets prior to fees waived	1.86%	1.86%	1.80%	2.48%	2.99%	2.92%
Portfolio turnover	21%	60%	135%	165%	94%	85%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Crossover Credit Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.08	$10.88	$11.28	$10.51	$9.64	$10.26

Income (loss) from investment operations:
Net investment income[2]	0.12	0.22	0.21	0.28	0.32	0.30
Net realized and unrealized gain (loss)	0.47	(2.31)	0.33	0.77	0.90	(0.56)
Total from investment operations	0.59	(2.09)	0.54	1.05	1.22	(0.26)

Less dividends and distributions from:
Net investment income	(0.13)	(0.23)	(0.22)	(0.28)	(0.35)	(0.27)
Net realized gain	—	(0.48)	(0.72)	—	—	(0.09)
Total dividends and distributions	(0.13)	(0.71)	(0.94)	(0.28)	(0.35)	(0.36)

Net asset value, end of period	$8.54	$8.08	$10.88	$11.28	$10.51	$9.64

Total return[3]	7.32%	(20.35)%	4.93%	10.18%	13.10%	(2.56)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,011	$953	$1 [4]	$1 [4]	$1 [4]	$1 [4]
Ratio of expenses to average net assets[5]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of expenses to average net assets prior to fees waived[5]	2.03%	1.57%	1.26%	1.30%	1.37%	1.29%
Ratio of net investment income to average net assets	2.78%	2.29%	1.93%	2.65%	3.23%	3.06%
Ratio of net investment income to average net assets prior to fees waived	1.65%	1.62%	1.57%	2.25%	2.76%	2.67%
Portfolio turnover	21%	60%	135%	165%	94%	85%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Emerging Markets Local Currency Debt Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$6.84	$8.74	$8.46	$8.68	$8.22	$9.47

Income (loss) from investment operations:
Net investment income[2]	0.19	0.33	0.29	0.31	0.42	0.39
Net realized and unrealized gain (loss)	0.75	(2.23)	—	(0.43)	0.04	(1.40)
Total from investment operations	0.94	(1.90)	0.29	(0.12)	0.46	(1.01)

Less dividends and distributions from:
Net investment income	—	—	(0.01)	(0.10)	—	(0.24)
Total dividends and distributions	—	—	(0.01)	(0.10)	—	(0.24)

Net asset value, end of period	$7.78	$6.84	$8.74	$8.46	$8.68	$8.22

Total return[3]	13.74%	(21.74)%	3.40%	(1.39)%	5.73%	(11.01)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,146	$1,165	$3 [4]	$8 [4]	$9 [4]	$12 [4]
Ratio of expenses to average net assets[5]	1.17%	1.23%	1.23%	1.19%	1.21%	1.21%
Ratio of expenses to average net assets prior to fees waived[5]	3.20%	2.53%	1.63%	1.50%	1.44%	1.45%
Ratio of net investment income to average net assets	5.20%	4.08%	3.21%	3.63%	4.94%	4.28%
Ratio of net investment income to average net assets prior to fees waived	3.17%	2.78%	2.81%	3.32%	4.71%	4.04%
Portfolio turnover	0%	63%	120%	121%	111%	90%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Emerging Markets Local Currency Debt Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$6.56	$8.45	$8.20	$8.47	$8.06	$9.28

Income (loss) from investment operations:
Net investment income[2]	0.16	0.25	0.23	0.25	0.36	0.31
Net realized and unrealized gain (loss)	0.72	(2.14)	0.02	(0.43)	0.05	(1.37)
Total from investment operations	0.88	(1.89)	0.25	(0.18)	0.41	(1.06)

Less dividends and distributions from:
Net investment income	—	—	—	(0.09)	—	(0.16)
Total dividends and distributions	—	—	—	(0.09)	—	(0.16)

Net asset value, end of period	$7.44	$6.56	$8.45	$8.20	$8.47	$8.06

Total return[3]	13.42%	(22.37)%	3.05%	(2.14)%	5.09%	(11.56)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$55	$61	$— [4,5]	$2 [4]	$2 [4]	$2 [4]
Ratio of expenses to average net assets[6]	1.90%	2.00%	1.84%	1.83%	1.85%	1.86%
Ratio of expenses to average net assets prior to fees waived[6]	3.71%	3.13%	2.24%	2.14%	2.08%	2.10%
Ratio of net investment income to average net assets	4.49%	3.31%	2.66%	3.02%	4.36%	3.54%
Ratio of net investment income to average net assets prior to fees waived	2.68%	2.18%	2.24%	2.71%	4.13%	3.30%
Portfolio turnover	0%	63%	120%	121%	111%	90%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Rounds to less than $500 thousands.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Emerging Markets Local Currency Debt Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$6.97	$8.87	$8.57	$8.77	$8.28	$9.54

Income (loss) from investment operations:
Net investment income[2]	0.21	0.37	0.33	0.35	0.47	0.43
Net realized and unrealized gain (loss)	0.76	(2.27)	—	(0.44)	0.04	(1.41)
Total from investment operations	0.97	(1.90)	0.33	(0.09)	0.51	(0.98)

Less dividends and distributions from:
Net investment income	—	—	(0.03)	(0.11)	(0.02)	(0.28)
Total dividends and distributions	—	—	(0.03)	(0.11)	(0.02)	(0.28)

Net asset value, end of period	$7.94	$6.97	$8.87	$8.57	$8.77	$8.28

Total return[3]	13.92%	(21.42)%	3.88%	(1.07)%	6.17%	(10.56)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,647	$7,252	$28 [4]	$28 [4]	$77 [4]	$80 [4]
Ratio of expenses to average net assets[5]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets prior to fees waived[5]	2.32%	1.73%	1.42%	1.29%	1.21%	1.23%
Ratio of net investment income to average net assets	5.57%	4.49%	3.64%	4.07%	5.43%	4.80%
Ratio of net investment income to average net assets prior to fees waived	4.05%	3.56%	3.02%	3.58%	5.02%	4.37%
Portfolio turnover	0%	63%	120%	121%	111%	90%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$6.96	$8.86	$8.57	$8.77	$8.28	$9.54

Income (loss) from investment operations:
Net investment income[2]	0.21	0.36	0.32	0.36	0.46	0.44
Net realized and unrealized gain (loss)	0.77	(2.26)	—	(0.45)	0.05	(1.42)
Total from investment operations	0.98	(1.90)	0.32	(0.09)	0.51	(0.98)

Less dividends and distributions from:
Net investment income	—	—	(0.03)	(0.11)	(0.02)	(0.28)
Total dividends and distributions	—	—	(0.03)	(0.11)	(0.02)	(0.28)

Net asset value, end of period	$7.94	$6.96	$8.86	$8.57	$8.77	$8.28

Total return[3]	14.08%	(21.45)%	3.76%	(1.07)%	6.17%	(10.56)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,827	$13,672	$21 [4]	$20 [4]	$34 [4]	$41 [4]
Ratio of expenses to average net assets[5]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets prior to fees waived[5]	2.11%	1.54%	1.21%	1.12%	1.04%	1.05%
Ratio of net investment income to average net assets	5.57%	4.50%	3.57%	4.12%	5.36%	4.83%
Ratio of net investment income to average net assets prior to fees waived	4.26%	3.76%	3.16%	3.80%	5.12%	4.58%
Portfolio turnover	0%	63%	120%	121%	111%	90%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Emerging Markets Local Currency Debt Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$6.84	$8.75	$8.46	$8.69	$8.22	$9.48

Income (loss) from investment operations:
Net investment income[2]	0.19	0.32	0.27	0.31	0.43	0.37
Net realized and unrealized gain (loss)	0.76	(2.23)	0.03	(0.44)	0.04	(1.39)
Total from investment operations	0.95	(1.91)	0.30	(0.13)	0.47	(1.02)

Less dividends and distributions from:
Net investment income	—	—	(0.01)	(0.10)	—	(0.24)
Total dividends and distributions	—	—	(0.01)	(0.10)	—	(0.24)

Net asset value, end of period	$7.79	$6.84	$8.75	$8.46	$8.69	$8.22

Total return[3]	13.89%	(21.83)%	3.52%	(1.51)%	5.72%	(11.00)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$226	$198	$— [4,5]	$2 [4]	$3 [4]	$3 [4]
Ratio of expenses to average net assets[6]	1.15%	1.25%	1.20%	1.19%	1.21%	1.21%
Ratio of expenses to average net assets prior to fees waived[6]	2.48%	2.01%	1.60%	1.51%	1.44%	1.45%
Ratio of net investment income to average net assets	5.22%	4.07%	3.04%	3.65%	4.99%	4.11%
Ratio of net investment income to average net assets prior to fees waived	3.89%	3.31%	2.64%	3.33%	4.76%	3.87%
Portfolio turnover	0%	63%	120%	121%	111%	90%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Rounds to less than $500 thousands.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Government Securities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$4.80	$5.61	$5.78	$5.59	$5.23	$5.43

Income (loss) from investment operations:
Net investment income[2]	0.05	0.04	0.03	0.06	0.08	0.06
Net realized and unrealized gain (loss)	0.12	(0.80)	(0.14)	0.20	0.37	(0.19)
Total from investment operations	0.17	(0.76)	(0.11)	0.26	0.45	(0.13)

Less dividends and distributions from:
Net investment income	(0.06)	(0.05)	(0.06)	(0.07)	(0.09)	(0.07)
Total dividends and distributions	(0.06)	(0.05)	(0.06)	(0.07)	(0.09)	(0.07)

Net asset value, end of period	$4.91	$4.80	$5.61	$5.78	$5.59	$5.23

Total return[3]	3.50%	(13.67)%	(1.94)%	4.75%	8.59%	(2.35)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$51,048	$55,336	$79 [4]	$96 [4]	$68 [4]	$71 [4]
Ratio of expenses to average net assets[5]	0.94%	0.97%	0.97%	0.98%	1.00%	1.04%
Ratio of expenses to average net assets prior to fees waived[5]	1.13%	1.13%	1.00%	1.05%	1.13%	1.16%
Ratio of net investment income to average net assets	2.17%	0.67%	0.59%	1.07%	1.47%	1.19%
Ratio of net investment income to average net assets prior to fees waived	1.98%	0.51%	0.56%	1.00%	1.34%	1.07%
Portfolio turnover	90%	148%[6]	31%	43%	12%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Government Securities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$4.80	$5.61	$5.78	$5.59	$5.23	$5.43

Income (loss) from investment operations:
Net investment income (loss)[2]	0.03	(0.01)[3]	(0.01)	0.01	0.03	0.01
Net realized and unrealized gain (loss)	0.12	(0.80)	(0.15)	0.20	0.37	(0.18)
Total from investment operations	0.15	(0.81)	(0.16)	0.21	0.40	(0.17)

Less dividends and distributions from:
Net investment income	(0.04)	— [4]	(0.01)	(0.02)	(0.04)	(0.03)
Total dividends and distributions	(0.04)	— [4]	(0.01)	(0.02)	(0.04)	(0.03)

Net asset value, end of period	$4.91	$4.80	$5.61	$5.78	$5.59	$5.23

Total return[5]	3.08%[6]	(14.44)%[6]	(2.75)%	3.83%	7.61%	(3.14)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$763	$754	$1 [7]	$2 [7]	$1 [7]	$1 [7]
Ratio of expenses to average net assets[8]	1.76%	1.83%	1.82%	1.86%	1.88%	1.88%
Ratio of expenses to average net assets prior to fees waived[8]	2.10%	2.06%	1.82%	1.90%	1.95%	2.16%
Ratio of net investment income (loss) to average net assets	1.36%	(0.19)%	(0.26)%	0.18%	0.59%	0.24%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.02%	(0.42)%	(0.26)%	0.14%	0.52%	(0.04)%
Portfolio turnover	90%	148%[9]	31%	43%	12%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Government Securities Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$4.80	$5.61	$5.78	$5.59	$5.23	$5.43

Income (loss) from investment operations:
Net investment income[2]	0.06	0.05	0.05	0.08	0.09	0.08
Net realized and unrealized gain (loss)	0.11	(0.80)	(0.15)	0.20	0.37	(0.19)
Total from investment operations	0.17	(0.75)	(0.10)	0.28	0.46	(0.11)

Less dividends and distributions from:
Net investment income	(0.06)	(0.06)	(0.07)	(0.09)	(0.10)	(0.09)
Total dividends and distributions	(0.06)	(0.06)	(0.07)	(0.09)	(0.10)	(0.09)

Net asset value, end of period	$4.91	$4.80	$5.61	$5.78	$5.59	$5.23

Total return[3]	3.63%	(13.45)%	(1.69)%	5.01%	8.89%	(2.10)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$84,082	$101,424	$130 [4]	$140 [4]	$93 [4]	$124 [4]
Ratio of expenses to average net assets[5]	0.69%	0.72%	0.72%	0.72%	0.72%	0.78%
Ratio of expenses to average net assets prior to fees waived[5]	0.75%	0.80%	0.76%	0.77%	0.77%	0.82%
Ratio of net investment income to average net assets	2.41%	0.91%	0.84%	1.32%	1.75%	1.46%
Ratio of net investment income to average net assets prior to fees waived	2.35%	0.83%	0.80%	1.27%	1.70%	1.42%
Portfolio turnover	90%	148%[6]	31%	43%	12%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Government Securities Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[2]	Year ended				10/16/17[1] to
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$4.80	$5.61	$5.78	$5.59	$5.23	$5.43

Income (loss) from investment operations:
Net investment income[3]	0.06	0.05	0.05	0.08	0.10	0.08
Net realized and unrealized gain (loss)	0.12	(0.79)	(0.14)	0.20	0.37	(0.19)
Total from investment operations	0.18	(0.74)	(0.09)	0.28	0.47	(0.11)

Less dividends and distributions from:
Net investment income	(0.07)	(0.07)	(0.08)	(0.09)	(0.11)	(0.09)
Total dividends and distributions	(0.07)	(0.07)	(0.08)	(0.09)	(0.11)	(0.09)

Net asset value, end of period	$4.91	$4.80	$5.61	$5.78	$5.59	$5.23

Total return[4]	3.68%[5]	(13.36)%[5]	(1.57)%	5.13%	9.01%	(1.99)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,325	$28,798	$138 [6]	$172 [6]	$120 [6]	$179 [6]
Ratio of expenses to average net assets[7]	0.60%	0.62%	0.60%	0.61%	0.61%	0.63%
Ratio of expenses to average net assets prior to fees waived[7]	0.67%	0.63%	0.60%	0.61%	0.61%	0.63%
Ratio of net investment income to average net assets	2.51%	0.96%	0.96%	1.44%	1.86%	1.74%
Ratio of net investment income to average net assets prior to fees waived	2.44%	0.95%	0.96%	1.44%	1.86%	1.74%
Portfolio turnover	90%	148%[8]	31%	43%	12%	42%[9]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.
[9]	Portfolio turnover is representative of the Fund for the period ended September 30, 2018.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy High Yield Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$7.96	$10.24	$9.72	$9.88	$9.81	$10.15

Income (loss) from investment operations:
Net investment income[2]	0.25	0.47	0.47	0.48	0.52	0.48
Net realized and unrealized gain (loss)	0.35	(1.98)	0.54	(0.16)	0.06	(0.30)
Total from investment operations	0.60	(1.51)	1.01	0.32	0.58	0.18

Less dividends and distributions from:
Net investment income	(0.28)	(0.50)	(0.49)	(0.48)	(0.51)	(0.49)
Net realized gain	—	(0.27)	—	—	—	(0.03)
Total dividends and distributions	(0.28)	(0.77)	(0.49)	(0.48)	(0.51)	(0.52)

Net asset value, end of period	$8.28	$7.96	$10.24	$9.72	$9.88	$9.81

Total return[3]	7.55%	(15.64)%	10.50%	3.40%	6.27%	1.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,459	$9,968	$14 [4]	$15 [4]	$10 [4]	$8 [4]
Ratio of expenses to average net assets[5]	0.97%	0.99%	0.99%	0.99%	1.00%	1.00%
Ratio of expenses to average net assets prior to fees waived[5]	1.47%	1.28%	1.13%	1.16%	1.15%	1.11%
Ratio of net investment income to average net assets	6.09%	5.05%	4.64%	5.02%	5.32%	4.83%
Ratio of net investment income to average net assets prior to fees waived	5.59%	4.76%	4.50%	4.85%	5.17%	4.72%
Portfolio turnover	28%	47%	83%	80%	69%	81%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy High Yield Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$7.96	$10.25	$9.72	$9.88	$9.81	$10.15

Income (loss) from investment operations:
Net investment income[2]	0.26	0.49	0.50	0.51	0.54	0.51
Net realized and unrealized gain (loss)	0.36	(1.98)	0.54	(0.17)	0.07	(0.31)
Total from investment operations	0.62	(1.49)	1.04	0.34	0.61	0.20

Less dividends and distributions from:
Net investment income	(0.29)	(0.53)	(0.51)	(0.50)	(0.54)	(0.51)
Net realized gain	—	(0.27)	—	—	—	(0.03)
Total dividends and distributions	(0.29)	(0.80)	(0.51)	(0.50)	(0.54)	(0.54)

Net asset value, end of period	$8.29	$7.96	$10.25	$9.72	$9.88	$9.81

Total return[3]	7.82%	(15.51)%	10.91%	3.68%	6.44%	2.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,805	$32,938	$85 [4]	$87 [4]	$54 [4]	$46 [4]
Ratio of expenses to average net assets[5]	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of expenses to average net assets prior to fees waived[5]	1.16%	1.03%	0.97%	1.01%	1.02%	1.00%
Ratio of net investment income to average net assets	6.35%	5.23%	4.90%	5.30%	5.60%	5.14%
Ratio of net investment income to average net assets prior to fees waived	5.91%	4.92%	4.65%	5.01%	5.30%	4.86%
Portfolio turnover	28%	47%	83%	80%	69%	81%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy High Yield Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.01	$10.24	$9.71	$9.88	$9.80	$10.15

Income (loss) from investment operations:
Net investment income[2]	0.26	0.49	0.50	0.51	0.54	0.51
Net realized and unrealized gain (loss)	0.36	(1.99)	0.54	(0.18)	0.08	(0.32)
Total from investment operations	0.62	(1.50)	1.04	0.33	0.62	0.19

Less dividends and distributions from:
Net investment income	(0.29)	(0.46)	(0.51)	(0.50)	(0.54)	(0.51)
Net realized gain	—	(0.27)	—	—	—	(0.03)
Total dividends and distributions	(0.29)	(0.73)	(0.51)	(0.50)	(0.54)	(0.54)

Net asset value, end of period	$8.34	$8.01	$10.24	$9.71	$9.88	$9.80

Total return[3]	7.78%	(15.56)%	10.92%	3.58%	6.55%	2.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15	$14	$35 [4]	$40 [4]	$38 [4]	$32 [4]
Ratio of expenses to average net assets[5]	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of expenses to average net assets prior to fees waived[5]	1.22%	0.87%	0.80%	0.83%	0.84%	0.83%
Ratio of net investment income to average net assets	6.38%	5.20%	4.91%	5.29%	5.59%	5.10%
Ratio of net investment income to average net assets prior to fees waived	5.88%	5.05%	4.83%	5.18%	5.47%	4.99%
Portfolio turnover	28%	47%	83%	80%	69%	81%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy International Small Cap Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.49	$16.09	$12.42	$11.38	$12.28	$12.06

Income (loss) from investment operations:
Net investment income[2]	— [3]	0.03	0.07	0.06	0.11	0.10
Net realized and unrealized gain (loss)	1.50	(5.18)	3.64	1.19	(0.85)	0.14
Total from investment operations	1.50	(5.15)	3.71	1.25	(0.74)	0.24

Less dividends and distributions from:
Net investment income	—	(0.84)	(0.04)	(0.21)	(0.14)	(0.02)
Net realized gain	(0.98)	(1.61)	—	—	(0.02)	—
Total dividends and distributions	(0.98)	(2.45)	(0.04)	(0.21)	(0.16)	(0.02)

Net asset value, end of period	$9.01	$8.49	$16.09	$12.42	$11.38	$12.28

Total return[4]	17.92%	(37.08)%	29.97%	11.04%	(5.92)%	1.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,414	$3,285	$8 [5]	$16 [5]	$16 [5]	$18 [5]
Ratio of expenses to average net assets[6]	1.31%	1.37%	1.37%	1.37%	1.39%	1.45%
Ratio of expenses to average net assets prior to fees waived[6]	2.41%	2.03%	1.59%	1.57%	1.58%	1.54%
Ratio of net investment income (loss) to average net assets	(0.01)%	0.23%	0.48%	0.50%	1.02%	0.79%
Ratio of net investment income (loss) to average net assets prior to fees waived	(1.11)%	(0.43)%	0.26%	0.30%	0.83%	0.70%
Portfolio turnover	39%	132%[7]	47%	75%	73%	60%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy International Small Cap Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.35	$15.85	$12.29	$11.27	$12.14	$12.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.03)[3]	(0.06)[3]	(0.05)	(0.03)	0.03	0.01
Net realized and unrealized gain (loss)	1.46	(5.10)	3.61	1.18	(0.84)	0.13
Total from investment operations	1.43	(5.16)	3.56	1.15	(0.81)	0.14

Less dividends and distributions from:
Net investment income	—	(0.73)	—	(0.13)	(0.04)	—
Net realized gain	(0.98)	(1.61)	—	—	(0.02)	—
Total dividends and distributions	(0.98)	(2.34)	—	(0.13)	(0.06)	—

Net asset value, end of period	$8.80	$8.35	$15.85	$12.29	$11.27	$12.14

Total return[4]	17.49%	(37.56)%	28.97%	10.22%	(6.62)%	1.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$213	$217	$— [5,6]	$2 [5]	$2 [5]	$2 [5]
Ratio of expenses to average net assets[7]	2.07%	2.12%	2.12%	2.13%	2.14%	2.22%
Ratio of expenses to average net assets prior to fees waived[7]	3.33%	2.87%	2.34%	2.33%	2.33%	2.27%
Ratio of net investment income (loss) to average net assets	(0.78)%	(0.50)%	(0.33)%	(0.31)%	0.25%	0.11%
Ratio of net investment income (loss) to average net assets prior to fees waived	(2.04)%	(1.25)%	(0.55)%	(0.51)%	0.06%	0.06%
Portfolio turnover	39%	132%[8]	47%	75%	73%	60%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy International Small Cap Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.54	$16.17	$12.47	$11.42	$12.33	$12.08

Income (loss) from investment operations:
Net investment income[2]	0.01	0.05	0.14	0.10	0.16	0.16
Net realized and unrealized gain (loss)	1.51	(5.17)	3.64	1.21	(0.87)	0.13
Total from investment operations	1.52	(5.12)	3.78	1.31	(0.71)	0.29

Less dividends and distributions from:
Net investment income	—	(0.90)	(0.08)	(0.26)	(0.18)	(0.04)
Net realized gain	(0.98)	(1.61)	—	—	(0.02)	—
Total dividends and distributions	(0.98)	(2.51)	(0.08)	(0.26)	(0.20)	(0.04)

Net asset value, end of period	$9.08	$8.54	$16.17	$12.47	$11.42	$12.33

Total return[3]	18.19%	(36.81)%	30.45%	11.54%	(5.64)%	2.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,989	$12,838	$60 [4]	$77 [4]	$72 [4]	$66 [4]
Ratio of expenses to average net assets[5]	0.97%	0.99%	0.99%	0.99%	0.99%	1.12%
Ratio of expenses to average net assets prior to fees waived[5]	1.94%	1.62%	1.40%	1.38%	1.37%	1.34%
Ratio of net investment income to average net assets	0.24%	0.43%	0.96%	0.91%	1.47%	1.28%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.73)%	(0.20)%	0.55%	0.52%	1.09%	1.06%
Portfolio turnover	39%	132%[6]	47%	75%	73%	60%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy International Small Cap Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.53	$16.17	$12.46	$11.42	$12.32	$12.09

Income (loss) from investment operations:
Net investment income[2]	0.01	0.07	0.14	0.10	0.15	0.16
Net realized and unrealized gain (loss)	1.51	(5.20)	3.65	1.20	(0.85)	0.11
Total from investment operations	1.52	(5.13)	3.79	1.30	(0.70)	0.27

Less dividends and distributions from:
Net investment income	—	(0.90)	(0.08)	(0.26)	(0.18)	(0.04)
Net realized gain	(0.98)	(1.61)	—	—	(0.02)	—
Total dividends and distributions	(0.98)	(2.51)	(0.08)	(0.26)	(0.20)	(0.04)

Net asset value, end of period	$9.07	$8.53	$16.17	$12.46	$11.42	$12.32

Total return[3]	18.08%	(36.87)%	30.55%	11.45%	(5.57)%	2.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,816	$20,651	$52 [4]	$69 [4]	$73 [4]	$82 [4]
Ratio of expenses to average net assets[5]	0.96%	0.99%	0.99%	0.99%	0.99%	1.13%
Ratio of expenses to average net assets prior to fees waived[5]	1.79%	1.48%	1.22%	1.20%	1.20%	1.18%
Ratio of net investment income to average net assets	0.30%	0.58%	0.92%	0.89%	1.40%	1.25%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.53)%	0.09%	0.69%	0.68%	1.19%	1.20%
Portfolio turnover	39%	132%[6]	47%	75%	73%	60%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy International Small Cap Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.49	$16.09	$12.42	$11.37	$12.28	$12.06

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.02)[3]	0.04	0.07	0.03	0.08	0.14
Net realized and unrealized gain (loss)	1.51	(5.19)	3.64	1.23	(0.83)	0.10
Total from investment operations	1.49	(5.15)	3.71	1.26	(0.75)	0.24

Less dividends and distributions from:
Net investment income	—	(0.84)	(0.04)	(0.21)	(0.14)	(0.02)
Net realized gain	(0.98)	(1.61)	—	—	(0.02)	—
Total dividends and distributions	(0.98)	(2.45)	(0.04)	(0.21)	(0.16)	(0.02)

Net asset value, end of period	$9.00	$8.49	$16.09	$12.42	$11.37	$12.28

Total return[4]	17.94%	(37.08)%	29.97%	11.14%	(6.00)%	1.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$10	$— [5,6]	$1 [5]	$1 [5]	$5 [5]
Ratio of expenses to average net assets[7]	0.82%	1.35%	1.37%	1.37%	1.39%	1.45%
Ratio of expenses to average net assets prior to fees waived[7]	1.69%	1.94%	1.63%	1.59%	1.63%	1.59%
Ratio of net investment income (loss) to average net assets	(0.34)%	0.34%	0.50%	0.27%	0.71%	1.10%
Ratio of net investment income (loss) to average net assets prior to fees waived	(1.21)%	(0.25)%	0.24%	0.05%	0.47%	0.96%
Portfolio turnover	39%	132%[8]	47%	75%	73%	60%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statements of operations due to class specific expenses.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Multi-Asset Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.90	$11.28	$9.81	$10.58	$11.07	$11.02

Income (loss) from investment operations:
Net investment income[2]	0.18	0.34	0.37	0.39	0.43	0.42
Net realized and unrealized gain (loss)	1.04	(2.18)	1.53	(0.61)	(0.13)	0.05
Total from investment operations	1.22	(1.84)	1.90	(0.22)	0.30	0.47

Less dividends and distributions from:
Net investment income	(0.09)	(0.54)	(0.43)	(0.42)	(0.45)	(0.41)
Net realized gain	(0.62)	—	—	(0.13)	(0.34)	(0.01)
Total dividends and distributions	(0.71)	(0.54)	(0.43)	(0.55)	(0.79)	(0.42)

Net asset value, end of period	$9.41	$8.90	$11.28	$9.81	$10.58	$11.07

Total return[3]	13.97%	(16.99)%[4]	19.57%[4,5]	(2.10)%[4]	3.22%[4]	4.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$52,716	$56,948	$87 [6]	$88 [6]	$119 [6]	$131 [6]
Ratio of expenses to average net assets[7]	1.11%	1.19%	1.17%	1.20%	1.20%	1.24%
Ratio of expenses to average net assets prior to fees waived[7]	1.45%	1.36%	1.24%	1.27%	1.24%	1.24%
Ratio of net investment income to average net assets	3.80%	3.21%	3.38%	3.89%	4.06%	3.77%
Ratio of net investment income to average net assets prior to fees waived	3.46%	3.04%	3.31%	3.82%	4.02%	3.77%
Portfolio turnover	31%	127%[8]	57%	71%	54%	59%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Multi-Asset Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.91	$11.27	$9.81	$10.58	$11.07	$11.02

Income (loss) from investment operations:
Net investment income[2]	0.14	0.26	0.29	0.32	0.35	0.33
Net realized and unrealized gain (loss)	1.04	(2.17)	1.51	(0.61)	(0.12)	0.06
Total from investment operations	1.18	(1.91)	1.80	(0.29)	0.23	0.39

Less dividends and distributions from:
Net investment income	(0.05)	(0.45)	(0.34)	(0.35)	(0.38)	(0.33)
Net realized gain	(0.62)	—	—	(0.13)	(0.34)	(0.01)
Total dividends and distributions	(0.67)	(0.45)	(0.34)	(0.48)	(0.72)	(0.34)

Net asset value, end of period	$9.42	$8.91	$11.27	$9.81	$10.58	$11.07

Total return[3]	13.62%	(17.54)%[4]	18.56%[4,5]	(2.85)%[4]	2.46%[4]	3.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,628	$4,909	$8 [6]	$10 [6]	$14 [6]	$16 [6]
Ratio of expenses to average net assets[7]	1.88%	1.99%	1.95%	1.96%	1.94%	1.98%
Ratio of expenses to average net assets prior to fees waived[7]	2.28%	2.18%	2.02%	2.03%	1.98%	1.98%
Ratio of net investment income to average net assets	3.04%	2.40%	2.61%	3.13%	3.31%	3.01%
Ratio of net investment income to average net assets prior to fees waived	2.64%	2.21%	2.54%	3.06%	3.27%	3.01%
Portfolio turnover	31%	127%[8]	57%	71%	54%	59%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Multi-Asset Income Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.90	$11.28	$9.81	$10.59	$11.07	$11.02

Income (loss) from investment operations:
Net investment income[2]	0.20	0.39	0.42	0.43	0.47	0.45
Net realized and unrealized gain (loss)	1.04	(2.18)	1.53	(0.61)	(0.11)	0.06
Total from investment operations	1.24	(1.79)	1.95	(0.18)	0.36	0.51

Less dividends and distributions from:
Net investment income	(0.10)	(0.59)	(0.48)	(0.47)	(0.50)	(0.45)
Net realized gain	(0.62)	—	—	(0.13)	(0.34)	(0.01)
Total dividends and distributions	(0.72)	(0.59)	(0.48)	(0.60)	(0.84)	(0.46)

Net asset value, end of period	$9.42	$8.90	$11.28	$9.81	$10.59	$11.07

Total return[3]	14.26%	(16.64)%	20.08%[4]	(1.76)%	3.77%	4.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76,822	$97,268	$211 [5]	$220 [5]	$320 [5]	$354 [5]
Ratio of expenses to average net assets[6]	0.75%	0.75%	0.75%	0.75%	0.75%	0.93%
Ratio of expenses to average net assets prior to fees waived[6]	1.02%	1.05%	0.99%	0.99%	0.97%	0.96%
Ratio of net investment income to average net assets	4.17%	3.60%	3.81%	4.32%	4.51%	4.07%
Ratio of net investment income to average net assets prior to fees waived	3.90%	3.30%	3.57%	4.08%	4.29%	4.04%
Portfolio turnover	31%	127%[7]	57%	71%	54%	59%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Multi-Asset Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.90	$11.28	$9.82	$10.59	$11.08	$11.03

Income (loss) from investment operations:
Net investment income[2]	0.20	0.39	0.43	0.44	0.47	0.47
Net realized and unrealized gain (loss)	1.04	(2.18)	1.51	(0.61)	(0.12)	0.05
Total from investment operations	1.24	(1.79)	1.94	(0.17)	0.35	0.52

Less dividends and distributions from:
Net investment income	(0.11)	(0.59)	(0.48)	(0.47)	(0.50)	(0.46)
Net realized gain	(0.62)	—	—	(0.13)	(0.34)	(0.01)
Total dividends and distributions	(0.73)	(0.59)	(0.48)	(0.60)	(0.84)	(0.47)

Net asset value, end of period	$9.41	$8.90	$11.28	$9.82	$10.59	$11.08

Total return[3]	14.20%	(16.60)%	19.95%[4]	(1.66)%	3.69%	4.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,067	$1,024	$2 [5]	$3 [5]	$4 [5]	$4 [5]
Ratio of expenses to average net assets[6]	0.75%	0.75%	0.75%	0.75%	0.75%	0.79%
Ratio of expenses to average net assets prior to fees waived[6]	1.01%	0.92%	0.84%	0.84%	0.92%	0.80%
Ratio of net investment income to average net assets	4.17%	3.66%	3.91%	4.34%	4.50%	4.23%
Ratio of net investment income to average net assets prior to fees waived	3.91%	3.49%	3.82%	4.25%	4.33%	4.22%
Portfolio turnover	31%	127%[7]	57%	71%	54%	59%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Multi-Asset Income Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.90	$11.28	$9.82	$10.59	$11.07	$11.02

Income (loss) from investment operations:
Net investment income[2]	0.18	0.34	0.39	0.40	0.42	0.42
Net realized and unrealized gain (loss)	1.04	(2.17)	1.50	(0.61)	(0.10)	0.06
Total from investment operations	1.22	(1.83)	1.89	(0.21)	0.32	0.48

Less dividends and distributions from:
Net investment income	(0.07)	(0.55)	(0.43)	(0.43)	(0.46)	(0.42)
Net realized gain	(0.62)	—	—	(0.13)	(0.34)	(0.01)
Total dividends and distributions	(0.69)	(0.55)	(0.43)	(0.56)	(0.80)	(0.43)

Net asset value, end of period	$9.43	$8.90	$11.28	$9.82	$10.59	$11.07

Total return[3]	14.02%	(16.94)%[4]	19.50%[4,5]	(2.06)%[4]	3.33%[4]	4.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$60	$88	$— [6,7]	$3 [6]	$4 [6]	$6 [6]
Ratio of expenses to average net assets[8]	1.11%	1.16%	1.15%	1.15%	1.17%	1.19%
Ratio of expenses to average net assets prior to fees waived[8]	1.35%	1.33%	1.22%	1.22%	1.21%	1.19%
Ratio of net investment income to average net assets	3.83%	3.23%	3.61%	3.95%	4.06%	3.82%
Ratio of net investment income to average net assets prior to fees waived	3.59%	3.06%	3.54%	3.88%	4.02%	3.82%
Portfolio turnover	31%	127%[9]	57%	71%	54%	59%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Payments from affiliates had no impact on net asset value and total return.
[6]	Net assets reported in millions.
[7]	Rounds to less than $500 thousands.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Strategic Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.43	$10.20	$9.92	$9.99	$9.97	$10.27

Income (loss) from investment operations:
Net investment income[2]	0.22	0.38	0.41	0.42	0.44	0.42
Net realized and unrealized gain (loss)	0.29	(1.75)	0.33	(0.05)	0.06	(0.27)
Total from investment operations	0.51	(1.37)	0.74	0.37	0.50	0.15

Less dividends and distributions from:
Net investment income	(0.24)	(0.40)	(0.46)	(0.44)	(0.45)	(0.40)
Net realized gain	—	—	—	—	(0.03)	(0.05)
Total dividends and distributions	(0.24)	(0.40)	(0.46)	(0.44)	(0.48)	(0.45)

Net asset value, end of period	$8.70	$8.43	$10.20	$9.92	$9.99	$9.97

Total return[3]	6.11%	(13.81)%	7.59%[4]	3.84%	5.13%	1.53%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,161	$54,645	$87 [5]	$111 [5]	$120 [5]	$117 [5]
Ratio of expenses to average net assets[6]	1.00%	1.06%	1.04%	1.05%	1.05%	1.15%
Ratio of expenses to average net assets prior to fees waived[6]	1.38%	1.28%	1.19%	1.17%	1.15%	1.16%
Ratio of net investment income to average net assets	5.11%	4.04%	4.01%	4.35%	4.45%	4.14%
Ratio of net investment income to average net assets prior to fees waived	4.73%	3.82%	3.86%	4.23%	4.35%	4.13%
Portfolio turnover	35%	57%	62%	59%	45%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Strategic Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.43	$10.19	$9.91	$9.98	$9.97	$10.27

Income (loss) from investment operations:
Net investment income[2]	0.19	0.31	0.33	0.35	0.36	0.35
Net realized and unrealized gain (loss)	0.29	(1.75)	0.33	(0.06)	0.05	(0.27)
Total from investment operations	0.48	(1.44)	0.66	0.29	0.41	0.08

Less dividends and distributions from:
Net investment income	(0.21)	(0.32)	(0.38)	(0.36)	(0.37)	(0.33)
Net realized gain	—	—	—	—	(0.03)	(0.05)
Total dividends and distributions	(0.21)	(0.32)	(0.38)	(0.36)	(0.40)	(0.38)

Net asset value, end of period	$8.70	$8.43	$10.19	$9.91	$9.98	$9.97

Total return[3]	5.68%	(14.43)%	6.77%[4]	3.03%	4.21%	0.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,226	$2,647	$5 [5]	$5 [5]	$5 [5]	$6 [5]
Ratio of expenses to average net assets[6]	1.77%	1.82%	1.82%	1.83%	1.85%	1.85%
Ratio of expenses to average net assets prior to fees waived[6]	2.35%	2.25%	2.05%	2.08%	2.04%	2.02%
Ratio of net investment income to average net assets	4.33%	3.27%	3.22%	3.57%	3.65%	3.43%
Ratio of net investment income to average net assets prior to fees waived	3.75%	2.84%	2.99%	3.32%	3.46%	3.26%
Portfolio turnover	35%	57%	62%	59%	45%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Strategic Income Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21		9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.44	$10.20	$9.92		$9.99	$9.98	$10.28

Income (loss) from investment operations:
Net investment income[2]	0.23	0.42	0.45		0.46	0.48	0.45
Net realized and unrealized gain (loss)	0.29	(1.75)	0.33		(0.06)	0.05	(0.27)
Total from investment operations	0.52	(1.33)	0.78		0.40	0.53	0.18

Less dividends and distributions from:
Net investment income	(0.26)	(0.43)	(0.50)		(0.47)	(0.49)	(0.43)
Net realized gain	—	—	—		—	(0.03)	(0.05)
Total dividends and distributions	(0.26)	(0.43)	(0.50)		(0.47)	(0.52)	(0.48)

Net asset value, end of period	$8.70	$8.44	$10.20		$9.92	$9.99	$9.98

Total return[3]	6.15%	(13.36)%	7.99	%4	4.23%	5.43%	1.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$89,012	$114,410	$241	[5]	$257 [5]	$315 [5]	$315 [5]
Ratio of expenses to average net assets[6]	0.67%	0.67%	0.67%		0.67%	0.67%	0.82%
Ratio of expenses to average net assets prior to fees waived[6]	0.97%	1.00%	0.98%		0.96%	0.93%	0.93%
Ratio of net investment income to average net assets	5.44%	4.41%	4.36%		4.73%	4.83%	4.46%
Ratio of net investment income to average net assets prior to fees waived	5.14%	4.08%	4.05%		4.44%	4.57%	4.35%
Portfolio turnover	35%	57%	62%		59%	45%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Strategic Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.44	$10.21	$9.92	$9.99	$9.98	$10.28

Income (loss) from investment operations:
Net investment income[2]	0.23	0.42	0.45	0.46	0.48	0.46
Net realized and unrealized gain (loss)	0.28	(1.75)	0.34	(0.06)	0.05	(0.27)
Total from investment operations	0.51	(1.33)	0.79	0.40	0.53	0.19

Less dividends and distributions from:
Net investment income	(0.25)	(0.44)	(0.50)	(0.47)	(0.49)	(0.44)
Net realized gain	—	—	—	—	(0.03)	(0.05)
Total dividends and distributions	(0.25)	(0.44)	(0.50)	(0.47)	(0.52)	(0.49)

Net asset value, end of period	$8.70	$8.44	$10.21	$9.92	$9.99	$9.98

Total return[3]	6.14%	(13.44)%	8.09%[4]	4.23%	5.43%	1.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$721	$796	$1 [5]	$22 [5]	$48 [5]	$53 [5]
Ratio of expenses to average net assets[6]	0.67%	0.67%	0.67%	0.67%	0.67%	0.77%
Ratio of expenses to average net assets prior to fees waived[6]	0.97%	0.88%	0.84%	0.80%	0.78%	0.78%
Ratio of net investment income to average net assets	5.44%	4.45%	4.72%	4.71%	4.83%	4.52%
Ratio of net investment income to average net assets prior to fees waived	5.14%	4.24%	4.55%	4.58%	4.72%	4.51%
Portfolio turnover	35%	57%	62%	59%	45%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Strategic Income Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.43	$10.20	$9.92	$9.99	$9.97	$10.27

Income (loss) from investment operations:
Net investment income[2]	0.22	0.39	0.44	0.42	0.44	0.42
Net realized and unrealized gain (loss)	0.29	(1.76)	0.30	(0.05)	0.06	(0.27)
Total from investment operations	0.51	(1.37)	0.74	0.37	0.50	0.15

Less dividends and distributions from:
Net investment income	(0.24)	(0.40)	(0.46)	(0.44)	(0.45)	(0.40)
Net realized gain	—	—	—	—	(0.03)	(0.05)
Total dividends and distributions	(0.24)	(0.40)	(0.46)	(0.44)	(0.48)	(0.45)

Net asset value, end of period	$8.70	$8.43	$10.20	$9.92	$9.99	$9.97

Total return[3]	6.11%	(13.80)%	7.59%[4]	3.85%	5.13%	1.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$110	$90	$— [5,6]	$7 [5]	$7 [5]	$8 [5]
Ratio of expenses to average net assets[7]	1.00%	1.06%	1.04%	1.05%	1.05%	1.10%

Ratio of expenses to average net assets prior to fees waived[7]	1.31%	1.55%	1.21%	1.20%	1.18%	1.17%
Ratio of net investment income to average net assets	5.13%	4.06%	4.32%	4.35%	4.46%	4.18%
Ratio of net investment income to average net assets prior to fees waived	4.82%	3.57%	4.15%	4.20%	4.33%	4.11%
Portfolio turnover	35%	57%	62%	59%	45%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Total Return Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.49	$10.16	$10.22	$10.22	$10.02	$10.11

Income (loss) from investment operations:
Net investment income[2]	0.10	0.08	0.10	0.09	0.17	0.16
Net realized and unrealized gain (loss)	0.37	(1.50)	(0.04)	0.10	0.52	(0.18)
Total from investment operations	0.47	(1.42)	0.06	0.19	0.69	(0.02)

Less dividends and distributions from:
Net investment income	(0.75)	(0.09)	(0.02)	(0.16)	(0.49)	(0.07)
Net realized gain	—	(0.16)	(0.10)	(0.03)	—	—
Total dividends and distributions	(0.75)	(0.25)	(0.12)	(0.19)	(0.49)	(0.07)

Net asset value, end of period	$8.21	$8.49	$10.16	$10.22	$10.22	$10.02

Total return[3]	5.42%	(14.25)%	0.77%	2.07%	7.23%	(0.22)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,983	$7,125	$13 [4]	$23 [4]	$23 [4]	$21 [4]
Ratio of expenses to average net assets[5]	1.23%	1.33%	1.24%	1.22%	1.22%	1.22%
Ratio of expenses to average net assets prior to fees waived[5]	1.83%	1.59%	1.42%	1.41%	1.40%	1.39%
Ratio of net investment income to average net assets	2.32%	0.81%	0.95%	0.90%	1.74%	1.56%
Ratio of net investment income to average net assets prior to fees waived	1.72%	0.55%	0.77%	0.71%	1.56%	1.39%
Portfolio turnover	70%	105%	119%	112%	121%	152%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Total Return Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.33	$10.03	$10.10	$10.10	$9.91	$10.05

Income (loss) from investment operations:
Net investment income[2]	0.06	— [3]	0.02	0.02	0.10	0.09
Net realized and unrealized gain (loss)	0.37	(1.47)	(0.03)	0.10	0.51	(0.17)
Total from investment operations	0.43	(1.47)	(0.01)	0.12	0.61	(0.08)

Less dividends and distributions from:
Net investment income	(0.65)	(0.07)	(0.01)	(0.10)	(0.42)	(0.06)
Net realized gain	—	(0.16)	(0.05)	(0.02)	—	—
Total dividends and distributions	(0.65)	(0.23)	(0.06)	(0.12)	(0.42)	(0.06)

Net asset value, end of period	$8.11	$8.33	$10.03	$10.10	$10.10	$9.91

Total return[4]	5.14%	(14.92)%	(0.17)%	1.32%	6.45%	(0.85)%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$269	$348	$1 [5]	$5 [5]	$4 [5]	$4 [5]
Ratio of expenses to average net assets[6]	1.95%	2.08%	1.95%	1.92%	1.92%	1.92%
Ratio of expenses to average net assets prior to fees waived[6]	2.91%	2.58%	2.13%	2.11%	2.10%	2.09%
Ratio of net investment income to average net assets	1.57%	0.05%	0.22%	0.20%	1.05%	0.86%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.61%	(0.45)%	0.04%	0.01%	0.87%	0.69%
Portfolio turnover	70%	105%	119%	112%	121%	152%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Total Return Bond Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.54	$10.20	$10.25	$10.26	$10.06	$10.13

Income (loss) from investment operations:
Net investment income[2]	0.11	0.10	0.12	0.11	0.20	0.18
Net realized and unrealized gain (loss)	0.37	(1.50)	(0.02)	0.09	0.51	(0.18)
Total from investment operations	0.48	(1.40)	0.10	0.20	0.71	— [3]

Less dividends and distributions from:
Net investment income	(0.75)	(0.10)	(0.03)	(0.18)	(0.51)	(0.07)
Net realized gain	—	(0.16)	(0.12)	(0.03)	—	—
Total dividends and distributions	(0.75)	(0.26)	(0.15)	(0.21)	(0.51)	(0.07)

Net asset value, end of period	$8.27	$8.54	$10.20	$10.25	$10.26	$10.06

Total return[4]	5.73%	(14.03)%	0.96%	2.19%	7.45%	0.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$25,826	$37,651	$99 [5]	$102 [5]	$120 [5]	$123 [5]
Ratio of expenses to average net assets[6]	0.99%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets prior to fees waived[6]	1.48%	1.27%	1.23%	1.24%	1.23%	1.21%
Ratio of net investment income to average net assets	2.53%	1.10%	1.20%	1.12%	1.98%	1.79%
Ratio of net investment income to average net assets prior to fees waived	2.04%	0.83%	0.98%	0.88%	1.75%	1.58%
Portfolio turnover	70%	105%	119%	112%	121%	152%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Total Return Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/23[1]	Year ended
	(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$8.57	$10.23	$10.28	$10.28	$10.08	$10.13

Income (loss) from investment operations:
Net investment income[2]	0.11	0.12	0.14	0.13	0.21	0.18
Net realized and unrealized gain (loss)	0.38	(1.51)	(0.03)	0.09	0.51	(0.15)
Total from investment operations	0.49	(1.39)	0.11	0.22	0.72	0.03

Less dividends and distributions from:
Net investment income	(0.80)	(0.11)	(0.03)	(0.19)	(0.52)	(0.08)
Net realized gain	—	(0.16)	(0.13)	(0.03)	—	—
Total dividends and distributions	(0.80)	(0.27)	(0.16)	(0.22)	(0.52)	(0.08)

Net asset value, end of period	$8.26	$8.57	$10.23	$10.28	$10.28	$10.08

Total return[3]	5.66%	(13.95)%	1.08%	2.41%	7.57%	0.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31,706	$34,574	$60 [4]	$56 [4]	$70 [4]	$89 [4]
Ratio of expenses to average net assets[5]	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Ratio of expenses to average net assets prior to fees waived[5]	1.35%	1.13%	1.06%	1.07%	1.06%	1.05%
Ratio of net investment income to average net assets	2.66%	1.26%	1.33%	1.24%	2.11%	1.79%
Ratio of net investment income to average net assets prior to fees waived	2.18%	1.00%	1.14%	1.04%	1.92%	1.61%
Portfolio turnover	70%	105%	119%	112%	121%	152%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Ivy Funds	March 31, 2023 (Unaudited)

Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 39 series. These financial statements and the related notes pertain to 10 funds: Delaware Ivy California Municipal High Income Fund, Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund, Delaware Ivy Emerging Markets Local Currency Debt Fund, Delaware Ivy Government Securities Fund, Delaware Ivy High Yield Fund, Delaware Ivy International Small Cap Fund, Delaware Ivy Multi-Asset Income Fund, Delaware Ivy Strategic Income Fund, and Delaware Ivy Total Return Bond Fund, (each a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds, except for Delaware Ivy Emerging Markets Local Currency Debt Fund are considered diversified under the Investment Company Act of 1940, as amended (1940 Act). Delaware Ivy Emerging Markets Local Currency Debt Fund is considered nondiversified.

Each Fund currently offers Class A shares. Each Fund (other than Delaware Ivy Crossover Credit Fund and Delaware Ivy High Yield Fund) offers Class C shares, and each Fund (other than Delaware Ivy Government Securities Fund, Delaware Ivy High Yield Fund and Delaware Ivy Total Return Bond Fund) offers Class Y shares. On December 17, 2021, Delaware Ivy Total Return Bond Fund’s Class Y share liquidated. In addition, each Fund (other than Delaware Ivy California Municipal High Income Fund, Delaware Ivy Corporate Bond Fund and Delaware Ivy Crossover Credit Fund which does not offer Class R6 shares) offers Class I and Class R6 shares. On May 18, 2022, Class R6 share liquidated for Delaware Ivy Corporate Bond Fund and Delaware Ivy Crossover Credit Fund. Class A shares are subject to an initial sales charge. There is no front-end sales charge when you purchase $1 million or more ($250,000 or more for Delaware Ivy California Municipal High Income Fund) of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more ($250,000 or more for Delaware Ivy California Municipal High Income Fund) of Class A shares that received an NAV breakpoint for shares that are subject to a CDSC, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Effective December 10, 2021, all remaining shares of Class B were converted to Class A shares. Class C shares have no upfront sales charges, but are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class I shares, Class R6 shares and Class Y shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap (IRS) contracts, CDS and interest rate swap options contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published NAV. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds' valuation designee, Delaware

Notes to financial statements

Ivy Funds

1. Significant Accounting Policies (continued)

Management Company (DMC). Subject to the oversight of the Trust's Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund's tax positions taken or expected to be taken on each Fund's federal income tax returns through the six months ended March 31, 2023, and for all open tax years (years ended September 30, 2019 - September 30, 2022), and has concluded that no provision for federal income tax is required in each Fund's financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended March 31, 2023, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/ or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds' successful use of a derivative financial instrument depends on the investment adviser's ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Funds can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds' investments in these instruments, if any, are discussed in detail in the Notes to financial statements.

Segregation and Collateralizations — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the "Statements of assets and liabilities" as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the "Schedules of investments."

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which each Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Delaware Ivy California Municipal High Income Fund and Delaware Ivy Government Securities Fund declare dividends daily and pay monthly. Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund, Delaware Ivy High Yield Fund, and Delaware Ivy Strategic Income Fund declare and pay dividends monthly. Delaware Ivy Emerging Markets Local Currency Debt Fund, Delaware Ivy Multi-Asset Fund, and Delaware Ivy Total Return Bond Fund declare and pay dividends quarterly. Delaware Ivy International Small Cap Fund declares and pays dividends annually. Each Fund declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund's average daily net assets as follows:

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy California Municipal High Income Fund	0.525% of net assets up to $500 million;
0.50% of net assets over $500 million and up to $1 billion;
0.45% of net assets over $1 billion and up to $1.5 billion;
0.40% of net assets over $1.5 billion and up to $5 billion;
0.395% of net assets over $5 billion and up to $10 billion;
0.39% of net assets over $10 billion and up to $15 billion;
0.385% of net assets over $15 billion.

Delaware Ivy Corporate Bond Fund	0.475% of net assets up to $1 billion;
0.45% of net assets over $1 billion and up to $1.5 billion;
0.40% of net assets over $1.5 billion.

Delaware Ivy Crossover Credit Fund	0.50% of net assets up to $500 million;
0.45% of net assets over $500 million and up to $1 billion;
0.425% of net assets over $1 billion and up to $2.5 billion;
0.40% of net assets over $2.5 billion and up to $5 billion;
0.375% of net assets over $5 billion.

Delaware Ivy Emerging Markets Local Currency Debt Fund	0.75% of net assets up to $1 billion;
0.725% of net assets over $1 billion and up to $2 billion;
0.70% of net assets over $2 billion and up to $5 billion;
0.675% of net assets over $5 billion and up to $10 billion;
0.65% of net assets over $10 billion.

Delaware Ivy Government Securities Fund	0.50% of net assets up to $500 million;
0.45% of net assets over $500 million and up to $1 billion;
0.40% of net assets over $1 billion and up to $1.5 billion;
0.35% of net assets over $1.5 billion.

Delaware Ivy High Yield Fund	0.625% of net assets up to $500 million;
0.60% of net assets over $500 million and up to $1 billion;
0.55% of net assets over $1 billion and up to $1.5 billion;
0.50% of net assets over $1.5 billion and up to $10 billion;
0.49% of net assets over $10 billion and up to $20 billion;
0.48% of net assets over $20 billion.

Delaware Ivy International Small Cap Fund	1.00% of net assets up to $1 billion;
0.95% of net assets over $1 billion and up to $2 billion;
0.90% of net assets over $2 billion and up to $5 billion;
0.85% of net assets over $5 billion.

Delaware Ivy Multi-Asset Income Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.61% of net assets over $2 billion and up to $3 billion;
0.58% of net assets over $3 billion.

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy Strategic Income Fund	0.68% of net assets up to $1 billion;
0.62% of net assets over $1 billion and up to $2 billion;
0.58% of net assets over $2 billion and up to $3 billion;
0.57% of net assets over $3 billion.

Delaware Ivy Total Return Bond Fund	0.90% of net assets up to $1 billion;
0.85% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $5 billion;
0.75% of net assets over $5 billion.

DMC has entered into sub-advisory agreements with the following entities on behalf of Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund, Delaware Ivy Emerging Markets Local Currency Debt Fund, Delaware Ivy Government Securities Fund, Delaware Ivy High Yield Fund, Delaware Ivy Multi-Asset Income Fund, Delaware Ivy Strategic Income Fund and Delaware Ivy Total Return Fund: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL), each of which is an affiliate of DMC (the “Affiliated Sub-Advisors”).

MIMAK is a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. With respect to the Funds for which MIMAK serves as a sub-advisor, DMC has principal responsibility for all investment advisory services and may seek investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK's specialized market knowledge. In addition and with respect only to Delaware Ivy Multi-Asset Income Fund, MIMAK is responsible for the day-to-day management of the Fund.

MIMEL, is a part of MAM. Although DMC has principal responsibility for the DMC's portion of each Fund, DMC may seek investment advice and recommendations from MIMEL and the DMC may also permit MIMEL to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMEL's specialized market knowledge.

MIMGL, is a part of MAM. With respect to the Funds for which MIMGL serves as sub-advisor, DMC has principal responsibility for each Fund, and may seek investment advice and recommendations from MIMGL and DMC may also permit MIMGL to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL's specialized market knowledge. In addition and with respect only to Delaware Ivy Total Return Bond Fund, MIMGL along with DMC is responsible for the day-to-day management of the Fund. MIMGL also serves as sub-advisor to Delaware Ivy International Small Cap Fund, executing security trades on behalf of DMC.

Pursuant to the terms of the relevant sub-advisory agreement, DMC pays each Affiliated Sub-Advisor a sub-advisory fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses." For the six months ended March 31, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Ivy California Municipal High Income Fund	$2,071
Delaware Ivy Corporate Bond Fund	7,242
Delaware Ivy Crossover Credit Fund	2,087
Delaware Ivy Emerging Markets Local Currency Debt Fund	2,158
Delaware Ivy Government Securities Fund	4,209
Delaware Ivy High Yield Fund	2,439

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Fees
Delaware Ivy International Small Cap Fund	$2,378
Delaware Ivy Multi-Asset Income Fund	1,328
Delaware Ivy Strategic Income Fund	4,045
Delaware Ivy Total Return Bond Fund	2,860

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amount are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended March 31, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Ivy California Municipal High Income Fund	$5,686
Delaware Ivy Corporate Bond Fund	259,128
Delaware Ivy Crossover Credit Fund	10,619
Delaware Ivy Emerging Markets Local Currency Debt Fund	6,322
Delaware Ivy Government Securities Fund	76,907
Delaware Ivy High Yield Fund	22,816
Delaware Ivy International Small Cap Fund	12,512
Delaware Ivy Multi-Asset Income Fund	87,167
Delaware Ivy Strategic Income Fund	91,733
Delaware Ivy Total Return Bond Fund	27,360

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, and 0.25% of the average daily net assets of the Class A, Class C, and Class Y shares, respectively. The fees are calculated daily and paid monthly. Class I and Class R6 shares do not pay 12b-1 fee.

From January 30, 2023 through January 30, 2024, DMC, DDLP and/or DIFSC, each Fund’s transfer agent, have contractually agreed to waive all or a portion of fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC, DDLP, DIFSC and/or each Fund, as applicable. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets Class R6
Delaware Ivy California Municipal High Income Fund	0.55%	n/a

Fund	Operating expense limitation as a percentage of average daily net assets all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets Class R6
Delaware Ivy Corporate Bond Fund	0.61%	n/a
Delaware Ivy Crossover Credit Fund	0.65%	n/a
Delaware Ivy Emerging Markets Local Currency Debt Fund	0.80%	0.80%
Delaware Ivy Government Securities Fund	0.64%	0.60%
Delaware Ivy High Yield Fund	0.72%	0.72%
Delaware Ivy International Small Cap Fund	0.99%	0.99%
Delaware Ivy Multi-Asset Income Fund	0.75%	0.75%
Delaware Ivy Strategic Income Fund	0.67%	0.67%
Delaware Ivy Total Return Bond Fund	0.95%	0.87%

Prior to January 30, 2023, DMC, DDLP, and/or DIFSC had contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) as follows:

Fund	Operating expense limitation as a percentage of average daily net assets Class A	Operating expense limitation as a percentage of average daily net assets Class C	Operating expense limitation as a percentage of average daily net assets Class I	Operating expense limitation as a percentage of average daily net assets Class R6	Operating expense limitation as a percentage of average daily net assets Class Y
Delaware Ivy California Municipal High Income Fund	0.80%	1.65%	0.60%	n/a	0.80%
Delaware Ivy Corporate Bond Fund	n/a	n/a	n/a	n/a	n/a
Delaware Ivy Crossover Credit Fund	0.90%	n/a	0.65%	n/a	0.90%
Delaware Ivy Emerging Markets Local Currency Debt Fund	1.23%	1.84%	0.80%	0.80%	1.20%
Delaware Ivy Government Securities Fund	0.97%	1.82%	0.72%	0.60%	n/a
Delaware Ivy High Yield Fund	0.99%	n/a	0.72%	0.72%	n/a
Delaware Ivy International Small Cap Fund	1.37%	2.12%	0.99%	0.99%	1.37%
Delaware Ivy Multi- Asset Income Fund	1.17%	1.95%	0.75%	0.75%	1.15%

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Operating expense limitation as a percentage of average daily net assets Class A	Operating expense limitation as a percentage of average daily net assets Class C	Operating expense limitation as a percentage of average daily net assets Class I	Operating expense limitation as a percentage of average daily net assets Class R6	Operating expense limitation as a percentage of average daily net assets Class Y
Delaware Ivy Strategic Income Fund	1.04%	1.82%	0.67%	0.67%	1.04%
Delaware Ivy Total Return Bond Fund	1.24%	1.95%	1.00%	0.87%	n/a

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended March 31, 2023, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Ivy California Municipal High Income Fund	$245
Delaware Ivy Corporate Bond Fund	7,255
Delaware Ivy Crossover Credit Fund	361
Delaware Ivy Emerging Markets Local Currency Debt Fund	590
Delaware Ivy Government Securities Fund	3,399
Delaware Ivy High Yield Fund	890
Delaware Ivy International Small Cap Fund	755
Delaware Ivy Multi-Asset Income Fund	880
Delaware Ivy Strategic Income Fund	3,357
Delaware Ivy Total Return Bond Fund	1,593

For the six months ended March 31, 2023, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Ivy California Municipal High Income Fund	$55
Delaware Ivy Corporate Bond Fund	5,159
Delaware Ivy Crossover Credit Fund	60
Delaware Ivy Emerging Markets Local Currency Debt Fund	46
Delaware Ivy Government Securities Fund	1,212
Delaware Ivy High Yield Fund	850
Delaware Ivy International Small Cap Fund	609
Delaware Ivy Multi-Asset Income Fund	2,206
Delaware Ivy Strategic Income Fund	2,553
Delaware Ivy Total Return Bond Fund	45

For the six months ended March 31, 2023, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Ivy California Municipal High Income Fund	$846	$—
Delaware Ivy Corporate Bond Fund	358	2,657
Delaware Ivy Crossover Credit Fund	15	—
Delaware Ivy Emerging Markets Local Currency Debt Fund	27	—

Fund	Class A	Class C
Delaware Ivy Government Securities Fund	$76	$3
Delaware Ivy High Yield Fund	112	—
Delaware Ivy International Small Cap Fund	—	11
Delaware Ivy Multi-Asset Income Fund	471	99
Delaware Ivy Strategic Income Fund	496	73
Delaware Ivy Total Return Bond Fund	39	5

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETF in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

Cross trades for the six months ended March 31, 2023, were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews a report related to the Funds' compliance with the procedures adopted by the Board.

A summary of the transactions in affiliated companies during the six months ended March 31, 2023 was as follows:

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Interest income
Delaware Ivy Multi-Asset Income Fund
Corporate Bonds—0.00%
New Cotai
5.00% 2/2/27=,*	$340,012	$19,254	$—	$—	$(11,377)	$—	—	$9,837
Common Stock—0.00%
New Cotail=,†,*	—	—	—	—	2,791,169	—	—	—
	$340,012	$19,254	$—	$—	$2,779,792	$—	—	$9,837

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3.
†	Non-income producing security.
*	Issuer is not an affiliated investment of the Fund at March 31, 2023.

Notes to financial statements

Ivy Funds

3. Investments

For the six months ended March 31, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Delaware Ivy California Municipal High Income Fund	$460,654	$—	$3,573,590	$—
Delaware Ivy Corporate Bond Fund	79,672,682	13,166,314	157,750,239	7,292,432
Delaware Ivy Crossover Credit Fund	3,045,750	240,521	4,962,265	100,883
Delaware Ivy Emerging Markets Local Currency Debt Fund	—	—	3,574,256	—
Delaware Ivy Government Securities Fund	785,000	149,074,563	2,401,525	180,018,388
Delaware Ivy High Yield Fund	10,779,640	—	19,966,625	—
Delaware Ivy International Small Cap Fund	14,138,963	—	23,748,664	—
Delaware Ivy Multi-Asset Income Fund	35,658,691	8,851,917	69,668,399	10,396,602
Delaware Ivy Strategic Income Fund	9,350,083	42,282,239	56,563,898	24,532,261
Delaware Ivy Total Return Bond Fund	36,667,620	10,058,874	47,977,921	18,589,304

At March 31, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Delaware Ivy California Municipal High Income Fund	$15,010,327	$59,463	$(987,454)	$(927,991)
Delaware Ivy Corporate Bond Fund	405,211,306	1,526,121	(51,357,913)	(49,831,792)
Delaware Ivy Crossover Credit Fund	18,562,307	22,409	(2,940,965)	(2,918,556)
Delaware Ivy Emerging Markets Local Currency Debt Fund	20,921,184	779,030	(2,974,682)	(2,195,652)
Delaware Ivy Government Securities Fund	169,752,086	1,129,307	(5,807,747)	(4,678,440)
Delaware Ivy High Yield Fund	38,571,460	215,147	(3,037,483)	(2,822,336)
Delaware Ivy International Small Cap Fund	31,395,789	3,683,170	(1,664,675)	2,018,495
Delaware Ivy Multi-Asset Income Fund	141,064,224	6,797,043	(14,212,071)	(7,415,028)
Delaware Ivy Strategic Income Fund	156,408,191	1,228,552	(17,673,169)	(16,444,617)
Delaware Ivy Total Return Bond Fund	66,534,929	1,843,229	(6,083,576)	(4,240,347)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At September 30, 2022, capital loss carryforwards available to offset future realized capital gains, were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Ivy Corporate Bond Fund	$16,377,601	$15,932,656	$32,310,257
Delaware Ivy Crossover Credit Fund	1,625,545	1,241,756	2,867,301
Delaware Ivy Emerging Markets Local Currency Debt Fund	1,381,809	1,966,849	3,348,658
Delaware Ivy Government Securities Fund	12,417,195	13,069,371	25,486,566
Delaware Ivy Strategic Income Fund	5,778,693	10,021,920	15,800,613
Delaware Ivy Total Return Bond Fund	4,853,881	3,624,627	8,478,508

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of March 31, 2023:

	Delaware Ivy California Municipal High Income Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$14,026,636	$14,026,636
Short-Term Investments	55,700	—	55,700
Total Value of Securities	$55,700	$14,026,636	$14,082,336

Notes to financial statements

Ivy Funds

3. Investments (continued)

Delaware Ivy Corporate Bond Fund
Level 2
Securities
Assets:
Convertible Bond	$507,373
Corporate Bonds	338,489,089
Municipal Bonds	4,598,951
Sovereign Bonds	1,970,905
US Treasury Obligations	9,813,196
Total Value of Securities	$355,379,514

Delaware Ivy Crossover Credit Fund
Level 2
Securities
Assets:
Convertible Bond	$25,936
Corporate Bonds	15,365,529
Municipal Bonds	93,055
US Treasury Obligations	159,231
Total Value of Securities	$15,643,751

Delaware Ivy Emerging Markets Local Currency Debt Fund
Level 2
Securities
Assets:
Sovereign Bonds	$17,827,930
Supranational Banks	925,009
Total Value of Securities	$18,752,939

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$23,763
Liabilities:
Foreign Currency Exchange Contracts	$(51,170)
[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Ivy Government Securities Fund
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$4,367,517	$4,367,517
Agency Commercial Mortgage-Backed Securities	—	22,433,476	22,433,476
Agency Mortgage-Backed Securities	—	48,593,623	48,593,623
Agency Obligations	—	2,722,370	2,722,370
US Treasury Obligations	—	78,974,911	78,974,911
Short-Term Investments	7,914,098	—	7,914,098
Total Value of Securities	$7,914,098	$157,091,897	$165,005,995

Derivatives[1]
Assets:
Futures Contracts	$118,173	$—	$118,173
Liabilities:
Futures Contracts	$(50,522	$—	$(50,522)

1 Future contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Ivy High Yield Fund
	Level 1	Level 2	Total
Securities
Assets:
Convertible Bond	$—	$72,945	$72,945
Corporate Bonds	—	33,809,554	33,809,554
Municipal Bonds	—	202,223	202,223
Short-Term Investments	1,664,402	—	1,664,402
Total Value of Securities	$1,664,402	$34,084,722	$35,749,124

Notes to financial statements

Ivy Funds

3. Investments (continued)

		Delaware Ivy International Small Cap Fund
		Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Argentina		$299,973	$—	$299,973
Australia		—	875,785	875,785
Austria		—	936,454	936,454
Brazil		878,466	—	878,466
Canada		3,491,539	—	3,491,539
China		347,964	2,395,713	2,743,677
Denmark		—	505,049	505,049
Finland		—	329,702	329,702
France		—	454,018	454,018
Germany		—	1,282,921	1,282,921
Greece		—	169,518	169,518
India		—	385,368	385,368
Indonesia		—	274,429	274,429
Ireland		339,517	—	339,517
Israel		430,693	—	430,693
Italy		—	2,019,290	2,019,290
Japan		—	7,629,119	7,629,119
Mexico		1,334,422	—	1,334,422
Netherlands		—	368,245	368,245
Norway		—	657,792	657,792
Republic of Korea		—	734,605	734,605
South Africa		212,471	—	212,471
Spain		—	648,938	648,938
Sweden		—	866,265	866,265
Taiwan		—	1,777,075	1,777,075
Thailand		232,402	—	232,402
United Kingdom		463,491	1,611,009	2,074,500
United States		418,814	—	418,814
Preferred Stock		246,450	—	246,450
Rights		—	3,520	3,520
Short-Term Investments		793,267	—	793,267
Total Value of Securities		$9,489,469	$23,924,815	$33,414,284

	Delaware Ivy Multi-Asset Income Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Mortgage-Backed Securities	$—	$3,253,112	$—	$3,253,112
Common Stocks
Basic Industry	—	1,369,240	535,853	1,905,093
Capital Goods	362,920	—	—	362,920

	Delaware Ivy Multi-Asset Income Fund
	Level 1	Level 2	Level 3		Total
Communications	$—	$813,198	$—		$813,198
Consumer Cyclical	636,471	4,891,062	32,836		5,560,369
Consumer Non-Cyclical	7,905,252	14,208,295	—		22,113,547
Consumer Staples	695,558	—	—		695,558
Energy	4,340,376	649,740	350,779		5,340,895
Financial Services	—	—	332,150		332,150
Home builders	—	53,682	—		53,682
Industrials	1,813,483	4,020,032	—		5,833,515
Materials	4,040,265	657,208	—		4,697,473
Real Estate	567,529	526,763	—		1,094,292
REIT Diversified	117,562	1,482,456	—		1,600,018
REIT Healthcare	1,124,193	38,671	—		1,162,864
REIT Industrial	1,282,815	535,962	—		1,818,777
REIT Information Technology	972,066	—	—		972,066
REIT Lodging	287,250	—	—		287,250
REIT Mall	118,688	—	—		118,688
REIT Manufactured Housing	422,156	—	—		422,156
REIT Multifamily	1,324,071	270,087	—		1,594,158
REIT Office	117,440	274,038	—		391,478
REIT Retail	59,962	296,269	—		356,231
REIT Self-Storage	951,400	167,245	—		1,118,645
REIT Shopping Center	456,606	53,157	—		509,763
REIT Single Tenant	1,036,780	—	—		1,036,780
REIT Specialty	80,886	—	—		80,886
Technology	755,291	3,549,745	—		4,305,036
Utilities	1,002,458	4,773,969	—		5,776,427
Corporate Bonds[1]	—	45,155,378	917,576	[2]	46,072,954
Exchange-Traded Funds	7,371,568	—	—		7,371,568
Loan Agreements	—	1,776,631	—		1,776,631
Master Limited Partnerships	484,617	—	—		484,617
Non-Agency Commercial Mortgage-Backed Securities	—	944,036	—		944,036
Preferred Stock	—	—	10,280		10,280
US Treasury Obligations	—	3,269,484	—		3,269,484
Warrants	9,919	—	—		9,919
Short-Term Investments	113,952	—	—		113,952
Total Value of Securities	$38,451,534	$93,029,460	$2,179,474		$133,660,468

Derivatives[3]
Assets:
Foreign Currency Exchange Contracts	$—	$1,439	$—		$1,439
Futures Contracts	14,119	—	—		14,119
Liabilities:
Futures Contracts	$(26,830)	$—	$—		$(26,830)

Notes to financial statements

Ivy Funds

3. Investments (continued)

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	—	98.01%	1.99%	100.00%
[2]	The securities that have been valued at zero on the “Schedules of investments” is considered to be Level 3 investments in this table.
[3]	Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
	Delaware Ivy Strategic Income Fund
	Level 1	Level 2	Level 3		Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$10,921,225	$—		$10,921,225
Agency Mortgage-Backed Securities	—	3,279,901	—		3,279,901
Common Stocks
Basic Industry	—	—	725,678		725,678
Consumer Cyclical	435,202	—	36,517		471,719
Energy	—	—	237,878		237,878
Financials	—	—	430,204		430,204
Convertible Bond	—	419,839	—		419,839
Corporate Bonds	—	70,556,613	—	[1]	70,556,613
Loan Agreements	—	2,488,195	—		2,488,195
Municipal Bonds	—	1,291,758	—		1,291,758
Non-Agency Collateralized Mortgage Obligations	—	5,718,079	—		5,718,079
Non-Agency Commercial Mortgage-Backed Securities	—	834,966	—		834,966
Preferred Stock	—	—	11,435		11,435
Sovereign Bonds	—	7,242,369	—		7,242,369
Supranational Banks	—	1,055,760	—		1,055,760
US Treasury Obligations	—	31,341,147	—		31,341,147
Warrants	11,628	—	—		11,628
Options Purchased	—	106,960	—		106,960
Short-Term Investments	2,378,280	—	—		2,378,280
Total Value of Securities Before Options Written	$2,825,110	$135,256,812	$1,441,712		$139,523,634
Liabilities:
Options Written	$—	$(64,373)	$—		$(64,373)

	Delaware Ivy Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Derivatives[2]
Assets:
Centrally Cleared Credit Default Swaps	$—	$32,948	$—	$32,948
Foreign Currency Exchange Contracts	—	6,284	—	6,284
Futures Contracts	464,155	—	—	464,155
Liabilities:
Foreign Currency Exchange Contracts	$—	$(48)	$—	$(48)
[1]	The securities that have been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.
[2]	Foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
	Delaware Ivy Total Return Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Agency Mortgage-Backed Securities	$—	$5,141,304	$5,141,304
Corporate Bonds	—	30,899,736	30,899,736
Sovereign Bonds	—	23,467,170	23,467,170
Supranational Banks	—	1,674,343	1,674,343
US Treasury Obligation	—	475,816	475,816
Options Purchased	—	120,870	120,870
Short-Term Investments	355,124	—	355,124
Total Value of Securities Before Options Written	$355,124	$61,779,239	$62,134,363
Liabilities:
Options Written	$—	$(84,796)	$(84,796)

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$350,484	$350,484
Futures Contracts	526,480	—	526,480
Liabilities:
Foreign Currency Exchange Contracts	$—	$(103,209)	$(103,209)
Futures Contracts	(528,740)	—	(528,740)
[1]	Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

As a result of utilizing international fair value pricing at March 31, 2023, the majority of Delaware Ivy International Small Cap Fund’s common stock investments were categorized as Level 2.

Notes to financial statements

Ivy Funds

3. Investments (continued)

During the six months ended March 31, 2023, for all funds except Delaware Ivy Multi-Asset Income Fund and Delaware Ivy Strategic Income Fund, there were no transfers into or out of Level 3 investments. Each Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to each Fund’s net assets at the end of the period except for Delaware Ivy Multi-Asset Income Fund and Delaware Ivy Strategic Income Fund. Delaware Ivy California Municipal High Income Fund, Delaware Ivy Corporate Bond Fund, Delaware Ivy Crossover Credit Fund, Delaware Ivy Emerging Markets Local Currency Debt Fund, Delaware Ivy Government Securities Fund, Delaware Ivy High Yield Fund, Delaware Ivy International Small Cap Fund, and Delaware Ivy Total Return Bond Fund had no Level 3 investments at March 31, 2023.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

Delaware Ivy Multi-Asset Income Fund

	Common Stocks	Corporate Bonds	Preferred Stock
Balance as of 9/30/22	$1,060,800	$340,012	$10,280
Sales	(57,600)	—	—
Net realized gain (loss)	(16,200)	—	—
Amortization	—	1,264	—
Corporate Actions	—	17,990	—
Net change in unrealized appreciation (depreciation)	264,618	558,310	—
Balance as of 3/31/23	$1,251,618	$917,576	$10,280
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 3/31/23	$264,618	$558,310	$—

Delaware Ivy Strategic Income Fund

	Common Stocks	Preferred Stock
Balance as of 9/30/22	$1,061,033	$11,435
Sales	(60,000)	—
Net realized gain (loss)	10,800	—
Net change in unrealized appreciation (depreciation)	418,444	—
Balance as of 3/31/23	$1,430,277	$11,435
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 3/31/23	$418,444	$—

A significant change to the inputs may result in a significant change to the valuation. Quantitative information about Level 3 fair value measurements for the Fund is as follows:

Delaware Ivy Multi-Asset Income Fund

Security	Asset	Value	Valuation Technique	Unobservable Input	Input Value
Foresight Energy	Common Stocks	$532,579	Market approach	EV/Revenue multiple	0.68
				EV/EBITDA multiple	1.65
KCA Deutag International	Common Stocks	350,779	Market approach	Broker quotes	N/A
New Cotai	Common Stocks	324,324	Market approach	Financials	N/A
New Cotai	Corporate Bonds	917,576	Market approach	Financials	N/A
Riverbed Holdings	Common Stocks	7,826	Market approach	Broker quotes	N/A
True Religion Apparel	Common Stocks	32,836	Market approach	EV/Revenue multiple	0.43
				EV/EBITDA multiple	5.66
True Religion Apparel	Preferred Stock	10,280	Market approach	EV/Revenue multiple	0.43
				EV/EBITDA multiple	5.66
Westmoreland Coal	Common Stocks	3,274	Market approach	Broker quotes	N/A

Delaware Ivy Strategic Income Fund

Security	Asset	Value	Valuation Technique	Unobservable Input	Input Value
Foresight Energy	Common Stocks	$722,404	Market approach	EV/Revenue multiple	0.68
				EV/EBITDA multiple	1.65
KCA Deutag International	Common Stocks	237,878	Market approach	Broker quotes	N/A
New Cotai	Common Stocks	422,128	Market approach	Financials	N/A
Riverbed Holdings	Common Stocks	8,076	Market approach	Broker quotes	N/A
True Religion Apparel	Common Stocks	36,517	Market approach	EV/Revenue multiple	0.43
				EV/EBITDA multiple	5.66
True Religion Apparel	Preferred Stock	11,435	Market approach	EV/Revenue multiple	0.43
				EV/EBITDA multiple	5.66
Westmoreland Coal	Common Stocks	3,274	Market approach	Broker quotes	N/A

Notes to financial statements

Ivy Funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Ivy California Municipal High Income Fund		Delaware Ivy Corporate Bond Fund		Delaware Ivy Crossover Credit Fund
	Six months ended 3/31/23	Year ended 9/30/22	Six months ended 3/31/23	Year ended 9/30/22	Six months ended 3/31/23	Year ended 9/30/22
Shares sold:
Class A	11,386	83,321	456,706	2,618,451	2,914	69,948
Class C	346	1,176	20,797	48,522	—	—
Class I	282,069	442,675	760,816	7,318,249	174,906	979,757
Class R6[1]	—	—	—	469,044	—	69,216
Class Y	—	3	—	—	358	10,072

Shares issued upon reinvestment of dividends and distributions:
Class A	16,135	36,682	176,118	2,525,682	5,973	43,100
Class C	542	1,217	713	13,932	—	—
Class I	12,807	32,766	174,480	3,238,627	23,622	197,627
Class R6[1]	—	—	—	251,005	—	35,136
Class Y	100	246	—	—	278	1,088
	323,385	598,086	1,589,630	16,483,512	208,051	1,405,944

Shares from reverse stock split:[2]
Class A	—	—	—	(28,476,964)	—	—
Class C	—	—	—	(187,486)	—	—
Class I	—	—	—	(27,887,847)	—	—
Class Y	—	—	—	(26,539)	—	—

Shares redeemed:
Class A	(243,616)	(490,585)	(2,291,869)	(13,559,439)	(143,966)	(307,372)
Class B3	—	—	—	(3,382)	—	—
Class C	(2,997)	(103,128)	(29,343)	(146,095)	—	—
Class I	(466,487)	(504,238)	(4,218,497)	(36,736,275)	(362,633)	(2,369,868)
Class R6[1]	—	—	—	(6,601,449)	—	(652,932)
Class Y	(3,348)	(102,064)	—	—	(245)	(7,106)
	(716,448)	(1,200,015)	(6,539,709)	(113,625,476)	(506,844)	(3,337,278)
Net decrease	(393,063)	(601,929)	(4,950,079)	(97,141,964)	(298,793)	(1,931,334)

	Delaware Ivy Emerging Markets Local Currency Debt Fund		Delaware Ivy Government Securities Fund		Delaware Ivy High Yield Fund
	Six months ended 3/31/23	Year ended 9/30/22	Six months ended 3/31/23	Year ended 9/30/22	Six months ended 3/31/23	Year ended 9/30/22
Shares sold:
Class A	11,477	13,084	1,053,648	1,181,789	193,155	300,722
Class C	198	87	34,438	44,278	—	—
Class I	57,570	203,037	2,788,315	11,024,208	268,691	1,523,281
Class R6[1]	—	351,222	458,842	5,583,841	—	15,102
Class Y	147,854	1	—	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	—	—	126,687	113,295	39,403	113,168
Class C	—	—	1,133	107	—	—
Class I	—	—	240,633	247,464	126,443	524,409
Class R6[1]	—	—	73,288	227,162	59	199,551
	217,099	567,431	4,776,984	18,422,144	627,751	2,676,233

Shares redeemed:
Class A	(34,479)	(146,908)	(2,315,668)	(3,866,427)	(343,201)	(527,243)
Class B3	—	—	—	(4,056)	—	—
Class C	(2,187)	(926)	(37,324)	(117,526)	—	—
Class I	(387,354)	(2,279,871)	(7,037,318)	(13,277,747)	(1,297,662)	(6,178,495)
Class R6[1]	(347,268)	(798,250)	(1,172,166)	(24,421,944)	—	(3,625,930)
Class Y	(147,854)	—	—	—	—	—
	(919,142)	(3,225,955)	(10,562,476)	(41,687,700)	(1,640,863)	(10,331,668)
Net decrease	(702,043)	(2,658,524)	(5,785,492)	(23,265,556)	(1,013,112)	(7,655,435)

Notes to financial statements

Ivy Funds

4. Capital Shares (continued)

	Delaware Ivy International Small Cap Fund		Delaware Ivy Multi-Asset Income Fund		Delaware Ivy Strategic Income Fund
	Six months ended 3/31/23	Year ended 9/30/22	Six months ended 3/31/23	Year ended 9/30/22	Six months ended 3/31/23	Year ended 9/30/22
Shares sold:
Class A	36,867	39,545	291,046	619,676	467,689	984,411
Class C	1,912	7,261	10,469	40,737	24,887	69,100
Class I	66,426	379,066	238,982	1,405,194	723,749	3,149,670
Class R6[1]	33,827	514,078	6,911	15,911	10,437	36,179
Class Y	428,030	49,640	—	440	1,740	2,541

Shares issued upon reinvestment of dividends and distributions:
Class A	37,930	81,160	428,207	358,300	162,171	316,484
Class C	2,668	4,717	36,611	27,126	6,672	12,841
Class I	147,029	571,289	702,793	833,423	336,900	837,138
Class R6[1]	246,391	610,077	8,612	6,644	2,574	4,833
Class Y	13,435	1,124	688	538	324	605
	1,014,515	2,257,957	1,724,319	3,307,989	1,737,143	5,413,802

Shares redeemed:
Class A	(82,482)	(213,596)	(1,516,389)	(2,321,429)	(1,572,682)	(3,352,000)
Class C	(6,389)	(12,081)	(107,038)	(237,668)	(89,568)	(211,579)
Class I	(616,467)	(3,149,611)	(3,710,462)	(9,982,150)	(4,394,210)	(14,006,841)
Class R6[1]	(515,764)	(1,930,562)	(17,103)	(33,783)	(24,586)	(57,614)
Class Y	(441,341)	(59,198)	(4,236)	(1,725)	(55)	(7,050)
	(1,662,443)	(5,365,048)	(5,355,228)	(12,576,755)	(6,081,101)	(17,635,084)
Net decrease	(647,928)	(3,107,091)	(3,630,909)	(9,268,766)	(4,343,958)	(12,221,282)

	Delaware Ivy Total Return Bond Fund
	Six months ended 3/31/23	Year ended 9/30/22
Shares sold:
Class A	155,344	89,758
Class C	2,092	4,467
Class I	104,471	671,920
Class R6[1]	202,177	158,026

Shares issued upon reinvestment of dividends and distributions:
Class A	69,313	28,317
Class C	2,762	1,378
Class I	337,894	229,690
Class R6[1]	352,011	143,606
	1,226,064	1,327,162

Shares redeemed:
Class A	(213,115)	(522,452)
Class C	(13,480)	(26,901)
Class I	(1,726,141)	(6,169,250)
Class R6[1]	(748,250)	(2,126,484)
Class Y	—	(3)
	(2,700,986)	(8,845,090)
Net decrease	(1,474,922)	(7,517,928)

[1]	Effective July 1, 2021, Class N shares were renamed Class R6 shares.
[2]	On September 9, 2022, the Fund declared a 3 for 1 reverse stock split. The shares of beneficial interest outstanding, net asset value per share and offering price per shares have reflected the reverse stock split.
[3]	On December 10, 2021, all Class B shares were converted into Class A shares. These transactions are included as subscriptions of Class A shares and redemptions of Class B shares in the tables above and on the previous pages.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the previous pages and on the “Statements of changes in net assets.” For the six months ended March 31, 2023 and the year ended September 30, 2022, each Fund had the following exchange transactions:

	Six months ended March 31, 2023			Year Ended September 30, 2022
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Delaware Ivy California Municipal High
Income Fund			$473,697			$321,052
Class A	50,159	—		31,420	208
Class C	—	185		693	—
Class I	—	50,359		—	31,905
Delaware Ivy Corporate Bond Fund			$5,102,170			$4,906,817
Class A	465,118	17,103		761,707	63,875

Notes to financial statements

Ivy Funds

4. Capital Shares (continued)

	Six months ended March 31, 2023			Year Ended September 30, 2022
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Class B	—	—		5,194	—
Class C	11,723	—		29,831	—
Class I	5,401	464,692		29,978	762,319
Delaware Ivy Crossover Credit Fund			$245,979			$76,648
Class A	28,156	196		7,060	533
Class I	196	28,156		533	7,059
Delaware Ivy Emerging Markets Local Currency Debt Fund			$16,110			$46,666
Class A	1,490	672		4,427	1,277
Class I	660	1,464		1,257	4,357
Delaware Ivy Government Securities Fund			$1,742,589			$799,769
Class A	341,894	10,320		99,340	48,447
Class B	—	—		2,624	—
Class C	10,138	—		40,149	—
Class I	187	341,996		6,639	100,299
Delaware Ivy High Yield Fund			$168,904			$1,165,268
Class A	18,508	529		114,721	4,122
Class I	529	18,498		4,118	114,698
Delaware Ivy International Small Cap Fund			$61,317			$244,487
Class A	6,122	115		11,392	3,138
Class C	247	—		1,205	—
Class I	108	6,318		3,112	14,603
Class Y	—	—		2,103	—
Delaware Ivy Multi-Asset Income Fund			$1,267,494			$4,415,461
Class A	78,807	44,388		294,024	101,214
Class C	44,411	—		100,877	—
Class I	3,731	77,500		8,567	296,306
Class R6	—	3,036		—	5,842
Delaware Ivy Strategic Income Fund			$686,622			$5,096,100
Class A	65,821	7,913		435,821	68,241
Class C	6,188	—		73,857	—
Class I	2,981	66,119		6,534	443,364
Class R6	—	928		—	4,474
Delaware Ivy Total Return Bond Fund			$256,232			$304,442
Class A	24,602	4,918		14,787	14,610
Class C	4,223	—		10,720	—
Class I	757	24,444		6,529	17,215

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022.

On October 31, 2022, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $355,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 30, 2023.

Each Fund had no amounts outstanding as of March 31, 2023, or at any time during the period then ended.

6. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended March 31, 2023.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover each Fund’s exposure to the counterparty. Open foreign currency exchange contracts, if any, are disclosed on the "Schedules of investments."

During the six months ended March 31, 2023, Delaware Ivy Emerging Markets Local Currency Debt Fund, Delaware Ivy Multi-Asset Income Fund, Delaware Ivy Strategic Income Fund and Delaware Ivy Total Return Bond Fund used foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies. During the six months ended March 31, 2023, Delaware Ivy International Small Cap Fund, Delaware Ivy Multi-Asset Income Fund and Delaware Ivy Total Return Bond Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures in the normal course of pursuing its investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Funds deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These

Notes to financial statements

Ivy Funds

7. Derivatives (continued)

receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Delaware Ivy Government Securities Fund posted $207,515, Delaware Ivy Multi-Asset Income Fund posted $15,210, Delaware Ivy Strategic Income Fund posted $374,084 and Delaware Ivy Total Return Bond Fund posted $997,848 cash collateral as margin for open futures contracts, which is presented as "Cash collateral due from brokers" on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the "Schedules of investments."

During the six months ended March 31, 2023, Delaware Ivy Government Securities Fund, Delaware Ivy Multi-Asset Income Fund, and Delaware Ivy Strategic Income Fund invested in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. During the six months ended March 31, 2023, Delaware Ivy Multi-Asset Income Fund invested in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions as a cash management tool. During the six months ended March 31, 2023, Delaware Ivy Total Return Bond Fund invested in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to reduce transaction costs.

Options Contracts — Each Fund may enter into options contracts in the normal course of pursuing its investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting each Fund's overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended March 31, 2023, Delaware Ivy Government Securities Fund, Delaware Ivy Strategic Income Fund, and Delaware Ivy Total Return Bond Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions. In addition, Delaware Ivy Total Return Bond Fund used options contracts to offset capital losses. In addition, Delaware Ivy Strategic Income Fund and Delaware Ivy Total Return Bond used options contracts to manage the Fund's exposure to changes in foreign currencies.

Swap Contracts — Certain Funds enter into CDS contracts in the normal course of pursuing its investment objective. Delaware Ivy Emerging Markets Local Currency Debt Fund and Delaware Ivy Total Return Bond Fund entered into CDS contracts in order to hedge against a credit event. In addition, Delaware Ivy Strategic Income Fund entered into CDS contracts to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by a Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended March 31, 2023, Delaware Ivy Total Return Bond Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended March 31, 2023, Delaware Ivy Strategic Income Fund and Delaware Ivy Total Return Bond Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended March 31, 2023, the Delaware Ivy Strategic Income Fund and Delaware Ivy Total Return Bond Fund used CDS contracts to hedge against credit events. In addition, Delaware Ivy Strategic Income Fund used CDS contracts to gain exposure to certain securities or markets.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

At March 31, 2023, for bilateral derivative contracts, the Delaware Ivy Strategic Income Fund posted $125,682 in cash collateral, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.”

Notes to financial statements

Ivy Funds

7. Derivatives (continued)

Fair values of derivative instruments as of March 31, 2023 were as follows:

Delaware Ivy Government Securities Fund Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$118,173

Delaware Ivy Government Securities Fund Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Rate Contracts
Variation margin due to broker on futures contracts*	$(50,522)

	Delaware Ivy Multi-Asset Income Fund Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$1,439	$—	$1,439
Variation margin due from broker on futures contracts*	—	14,119	14,119
Total	$1,439	$14,119	$15,558

Delaware Ivy Multi-Asset Income Fund Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$(26,830)

	Delaware Ivy Strategic Income Fund Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$6,284	$—	$—	$6,284
Variation margin due from broker on futures contracts*	—	464,155	—	464,155
Variation margin due from brokers on centrally cleared credit default swap contracts*	—	—	32,948	32,948
Options purchased**	—	—	106,960	106,960
Total	$6,284	$464,155	$139,908	$610,347

	Delaware Ivy Strategic Income Fund Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(48)	$—	$(48)
Options written, at value	—	(64,373)	(64,373)
Total	$(48)	$(64,373)	$(64,421)

	Delaware Ivy Total Return Bond Fund Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$350,484	$—	$—	$350,484
Variation margin due from broker on futures contracts*	—	526,480	—	526,480
Options purchased**	2,203	—	118,667	120,870
Total	$352,687	$526,480	$118,667	$997,834

	Delaware Ivy Total Return Bond Fund Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$(103,209)	$—	$—	$(103,209)
Variation margin due to broker on futures contracts*	—	(528,740)	—	(528,740)
Options written, at value	(367)	—	(84,429)	(84,796)
Total	$(103,576)	$(528,740)	$(84,429)	$(716,745)
*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023. Only current day variation margin is reported on the Fund’s “Statements of assets and liabilities.”
**	Included with "Investments, at value."

Notes to financial statements

Ivy Funds

7. Derivatives (continued)

The effect of derivative instruments on the “Statements of operations” for the six months ended March 31, 2023 was as follows:

Delaware Ivy Government Securities Fund	Net Realized Gain (Loss) on:
	Futures Contracts	Options Purchased	Options Written	Total

Interest rate contracts	$148,108	$7,523	$(48,335)	$107,296

Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts

Interest rate contracts	$67,651

Delaware Ivy Multi-Asset Income Fund	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Total

Currency contracts	$(38,722)	$—	$(38,722)
Interest rate contracts	—	(33,258)	(33,258)
Equity contracts	—	(415)	(415)
Total	$(38,722)	$(33,673)	$(72,395)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Total
Currency contracts	$(50,213)	$—	$(50,213)
Interest rate contracts	—	33,975	33,975
Total	$(50,213)	$33,975	$(16,238)

Delaware Ivy Strategic Income Fund	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swap Contracts	Total
Currency contracts	$(93,437)	$—	$—	$—	$(93,437)
Interest rate contracts	—	(670,768)	(43,049)	—	(713,817)
Credit contracts	—	—	—	48	48
Total	$(93,437)	$(670,768)	$(43,049)	$48	$(807,206)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$(205,958)	$—	$—	$—	$—	$(205,958)
Interest rate contracts	—	1,201,298	—	—	—	1,201,298
Credit contracts	—	—	(5,090)	19,017	33,922	47,849
Total	$(205,958)	$1,201,298	$(5,090)	$19,017	$33,922	$1,043,189
Delaware Ivy Total Return Bond Fund	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$(1,534,297)	$—	$(37,078)	$16,325	$—	$(1,555,050)
Interest rate contracts	—	319,567	—	41,921	—	361,488
Credit contracts	—	—	24,409	37,640	(70,281)	(8,232)
Total	$(1,534,297)	$319,567	$(12,669)	$95,886	$(70,281)	$(1,201,794)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Total
Currency contracts	$(1,373,010)	$—	$—	$—	$(1,373,010)
Interest rate contracts	—	145,373	—	—	145,373
Credit contracts	—	—	(198,912)	103,513	(95,399)
Total	$(1,373,010)	$145,373	$(198,912)	$103,513	$(1,323,036)

Notes to financial statements

Ivy Funds

7. Derivatives (continued)

During the six months ended March 31, 2023, Delaware Ivy Emerging Markets Local Currency Debt Fund and Delaware Ivy International Small Cap Fund experienced net realized and unrealized gains or losses attributable to foreign currency exchange contracts, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

The table below summarizes the average daily balance of derivative holdings by certain Funds during the six months ended March 31, 2023:

Foreign currency exchange contracts (average notional value)
Futures contracts (average notional value)
Options contracts (average notional value)*

	Long Derivative Volume
	Delaware Ivy Emerging Markets Local Currency Debt Fund		Delaware Ivy Government Securities Fund
Foreign currency exchange contracts (average notional value)	USD	2,941,158	USD	—
Futures contracts (average notional value)		—		5,551,288
Options contracts (average notional value)*		—		635
	Long Derivative Volume
	Delaware Ivy International Small Cap Fund		Delaware Ivy Multi-Asset Income Fund		Delaware Ivy Strategic Income Fund
Foreign currency exchange contracts (average notional value)	USD	75,913	USD	73,993	USD	60,603
Futures contracts (average notional value)		—		964,484		17,019,864
Options contracts (average notional value)*		—		—		41,671
CDS contracts (average notional value)**	USD	—	USD	—	USD	66,667
	Long Derivative Volume
	Delaware Ivy
	Total Return
	Bond Fund
Foreign currency exchange contracts (average notional value)	USD	8,652,384
Futures contracts (average notional value)		37,974,459
Options contracts (average notional value)*		98,284
CDS contracts (average notional value)**	USD	—
	Short Derivative Volume
	Delaware Ivy Emerging Markets Local Currency Debt Fund		Delaware Ivy Government Securities Fund
Foreign currency exchange contracts (average notional value)	USD	2,306,694	USD	—
Futures contracts (average notional value)		—		149,917
Options contracts (average notional value)*		—		536
	Short Derivative Volume
	Delaware Ivy International Small Cap Fund		Delaware Ivy Multi-Asset Income Fund		Delaware Ivy Strategic Income Fund
Foreign currency exchange contracts (average notional value)	USD	148,957	USD	743,266	USD	4,135,079
Futures contracts (average notional value)		—		666,006		28,499
Options contracts (average notional value)*		—		—		30,170

	Short Derivative Volume
	Delaware Ivy
	Total Return
	Bond Fund
Foreign currency exchange contracts (average notional value)	USD	41,044,166
Futures contracts (average notional value)		31,506,460
Options contracts (average notional value)*		66,828

* Long represents purchased options and short represents written options.

** Long represents buying protection and short represents selling protection.

8. Offsetting

Certain Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help certain Funds mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At March 31, 2023, certain Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Delaware Ivy Emerging Markets Local Currency Debt Fund

Counterparty				Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank				$23,763	$(51,170)	$(27,407)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(27,407)	$—	$—	$—	$—	$(27,407)

Delaware Ivy Multi-Asset Income Fund

Counterparty				Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
TD Bank				$1,439	$—	$1,439

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
TD Bank	$1,439	$—	$—	$—	$—	$1,439

Notes to financial statements

Ivy Funds

8. Offsetting (continued)

Delaware Ivy Strategic Income Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$—	$(48)	$(48)
TD Bank	6,284	—	6,284
Morgan Stanley	19,017	(5,090)	13,927
Total	$25,301	$(5,138)	$20,163
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(48)	$—	$—	$—	$—	$(48)
TD Bank	6,284	—	—	—	—	6,284
Morgan Stanley	13,927	—	—	—	—	13,927
Total	$20,163	$—	$—	$—	$—	$20,163

Delaware Ivy Total Return Bond Fund

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNP Paribas	$20,821	$—	$20,821
JPMorgan Chase Bank	183,925	(127,734)	56,191
TD Bank	166,559	(45,126)	121,433
Total	$371,305	$(172,860)	$198,445
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
BNP Paribas	$20,821	$—	$—	$—	$—	$20,821
JPMorgan Chase Bank	56,191	—	—	—	—	56,191
TD Bank	121,433	—	—	—	—	121,433
Total	$198,445	$—	$—	$—	$—	$198,445

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

9. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund's cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the six months ended March 31, 2023, the Funds had no securities out on loan.

10. Credit and Market Risk

The global outbreak of COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund's performance.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR

Notes to financial statements

Ivy Funds

10. Credit and Market Risk (continued)

could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate.

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Certain Funds invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody's, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Certain Funds invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Certain Funds invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

Certain Funds invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Certain Funds may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended March 31, 2023. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended (1933 Act), and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

11. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

Notes to financial statements

Ivy Funds

13. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

14. Subsequent Events

On February 15-16, 2023, the Board approved the reorganization of the Funds below into and with a substantially similar fund and class of another Delaware Fund (each a “Reorganization”) as shown in the table below:

Acquired Fund	Acquiring Fund
Delaware Ivy California Municipal High Income Fund, a series of the Trust	Delaware Tax-Free California Fund, a series of Voyageur Mutual Funds
Delaware Ivy Corporate Bond Fund, a series of the Trust	Delaware Corporate Bond Fund, a series of Delaware Group Income Funds
Delaware Ivy Crossover Credit Fund, a series of the Trust	Delaware Corporate Bond Fund, a series of Delaware Group Income Funds
Delaware Ivy Strategic Income Fund, a series of the Trust	Delaware Strategic Income Fund, a series of Delaware Group Government Fund

Each Reorganization is subject to the approval of Fund shareholders at a special shareholder meeting scheduled to be held on June 27, 2023.

If each Reorganization is approved by shareholders at that June 27, 2023 special shareholder meeting, each Reorganization is expected to occur on or about September 15, 2023.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in the Funds' financial statements.

Other Fund information (Unaudited)

Ivy Funds

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Delaware Sustainable Equity Income Fund

March 31, 2023

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

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If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Sustainable Equity Income Fund at delawarefunds.com/literature.

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Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Sustainable Equity Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of March 31, 2023, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from October 1, 2022 to March 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2022 to March 31, 2023.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from October 1, 2022 to March 31, 2023 (Unaudited)

Delaware Sustainable Equity Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratio	Expenses Paid During Period 10/1/22 to 3/31/23*
Actual Fund return†
Class A	$1,000.00	$1,127.30	0.74%	$3.92
Class I	1,000.00	1,129.90	0.50%	2.66
Class R	1,000.00	1,126.80	1.18%	6.26
Class R6	1,000.00	1,131.00	0.52%	2.76
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.24	0.74%	$3.73
Class I	1,000.00	1,022.44	0.50%	2.52
Class R	1,000.00	1,019.05	1.18%	5.94
Class R6	1,000.00	1,022.34	0.52%	2.62

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

2

Security type / sector allocations and top 10 equity holdings

Delaware Sustainable Equity Income Fund	As of March 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	100.48%
Communication Services	8.67%
Consumer Discretionary	5.71%
Consumer Staples	8.39%
Energy	7.23%
Financials	18.41%
Healthcare	16.76%
Industrials	10.36%
Information Technology	9.98%
Materials	4.88%
Real Estate	1.88%
REIT Diversified	0.25%
REIT Industrial	0.78%
REIT Mall	0.36%
REIT Multifamily	0.32%
REIT Office	0.28%
REIT Shopping Center	0.76%
Utilities	5.46%
Short-Term Investments	0.01%
Total Value of Securities	100.49%
Liabilities Net of Receivables and Other Assets	(0.49)%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Hess	2.47%
Johnson & Johnson	2.32%
JPMorgan Chase & Co.	2.19%
Pioneer Natural Resources	2.03%
Schlumberger	1.56%
Cisco Systems	1.47%
Pfizer	1.41%
Procter & Gamble	1.35%
S&P Global	1.28%
Verizon Communications	1.25%

3

Schedule of investments

Delaware Sustainable Equity Income Fund	March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 100.48%
Communication Services — 8.67%
Alphabet Class A †	6,390	$662,835
Alphabet Class C †	2,970	308,880
AT&T	37,860	728,805
Comcast Class A	21,580	818,098
IAC †	2,440	125,904
Interpublic Group	9,450	351,918
Meta Platforms Class A †	4,340	919,819
Netflix †	1,170	404,212
News	10,820	188,593
Omnicom Group	3,210	302,831
T-Mobile US †	2,340	338,926
Verizon Communications	25,630	996,751
Walt Disney †	7,650	765,994
		6,913,566
Consumer Discretionary — 5.71%
Advance Auto Parts	930	113,097
Aptiv †	1,070	120,043
Aramark	3,450	123,510
Best Buy	2,030	158,888
BorgWarner	2,490	122,284
Deckers Outdoor †	290	130,370
eBay	3,030	134,441
Ford Motor	21,710	273,546
Gap	10,980	110,239
General Motors	3,490	128,013
Hilton Worldwide Holdings	1,250	176,088
Home Depot	2,330	687,630
Kohl’s	4,810	113,227
Lowe’s	730	145,978
McDonald’s	2,920	816,461
Ralph Lauren	1,120	130,671
Starbucks	4,410	459,213
Tapestry	4,940	212,964
Whirlpool	970	128,059
Yum! Brands	2,040	269,443
		4,554,165
Consumer Staples — 8.39%
Archer-Daniels-Midland	2,990	238,183
Bunge	1,290	123,221
Campbell Soup	2,270	124,805

4

	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
Clorox	800	$126,592
Coca-Cola	7,410	459,642
Colgate-Palmolive	1,670	125,501
Conagra Brands	6,450	242,262
Constellation Brands Class A	680	153,605
General Mills	3,870	330,730
Hormel Foods	3,050	121,634
Ingredion	1,410	143,439
J M Smucker	1,250	196,713
Kellogg	2,240	149,990
Keurig Dr Pepper	5,770	203,566
Kimberly-Clark	1,320	177,170
Kraft Heinz	6,900	266,823
Kroger	2,530	124,906
Mondelez International Class A	7,690	536,147
PepsiCo	1,960	357,308
Procter & Gamble	7,230	1,075,029
Target	1,410	233,538
Walgreens Boots Alliance	6,460	223,387
Walmart	6,470	954,001
		6,688,192
Energy — 7.23%
Baker Hughes	32,270	931,312
Hess	14,860	1,966,572
Pioneer Natural Resources	7,940	1,621,666
Schlumberger	25,350	1,244,685
		5,764,235
Financials — 18.41%
Aflac	5,300	341,956
Ally Financial	5,490	139,940
American Express	4,360	719,182
Arthur J Gallagher & Co.	1,700	325,227
Axis Capital Holdings	2,540	138,481
Bank of America	30,800	880,880
Bank of New York Mellon	12,140	551,642
BlackRock	1,210	809,635
Capital One Financial	3,400	326,944
Chubb	2,280	442,730
Citigroup	10,420	488,594
Goldman Sachs Group	2,320	758,895

5

Schedule of investments

Delaware Sustainable Equity Income Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Hartford Financial Services Group	3,980	$277,366
Huntington Bancshares	29,750	333,200
JPMorgan Chase & Co.	13,420	1,748,760
KeyCorp	31,300	391,876
Lazard Class A	10,210	338,053
Marsh & McLennan	1,380	229,839
MetLife	5,870	340,108
Moody’s	950	290,719
Morningstar	790	160,394
Nasdaq	6,720	367,382
Northern Trust	4,340	382,484
PNC Financial Services Group	3,190	405,449
Popular	2,480	142,377
Principal Financial Group	1,960	145,667
Prudential Financial	4,790	396,325
S&P Global	2,950	1,017,071
State Street	4,830	365,583
Synchrony Financial	6,230	181,168
T Rowe Price Group	4,140	467,406
Unum Group	2,960	117,098
US Bancorp	12,010	432,961
Voya Financial	3,120	222,955
		14,678,347
Healthcare — 16.76%
Abbott Laboratories	8,550	865,773
Amgen	520	125,710
Becton Dickinson and Co.	1,740	430,720
Biogen †	470	130,674
Boston Scientific †	9,150	457,774
Bristol-Myers Squibb	10,980	761,024
Cardinal Health	3,010	227,255
Centene †	1,830	115,674
Cigna	1,480	378,184
Cooper	390	145,610
CVS Health	6,660	494,905
Danaher	2,510	632,620
Elevance Health	910	418,427
Eli Lilly & Co.	960	329,683
Gilead Sciences	7,360	610,659
Humana	280	135,929
Illumina †	620	144,181

6

	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Johnson & Johnson	11,950	$1,852,250
Laboratory Corp. of America Holdings	540	123,887
McKesson	590	210,070
Medtronic	7,810	629,642
Merck & Co.	8,000	851,120
Moderna †	1,550	238,049
Pfizer	27,490	1,121,592
Regeneron Pharmaceuticals †	400	328,668
Thermo Fisher Scientific	1,480	853,028
UnitedHealth Group	650	307,184
Vertex Pharmaceuticals †	420	132,329
Viatris	11,940	114,863
Zimmer Biomet Holdings	1,480	191,216
		13,358,700
Industrials — 10.36%
3M	3,960	416,236
AECOM	1,420	119,734
Boeing †	1,600	339,888
Carlisle	490	110,774
Carrier Global	4,710	215,483
CSX	12,960	388,022
Cummins	1,050	250,824
Dover	1,280	194,483
Eaton	2,560	438,630
Emerson Electric	3,390	295,405
Fortive	1,850	126,115
General Electric	5,090	486,604
Honeywell International	2,240	428,109
Ingersoll Rand	3,000	174,540
Jacobs Solutions	1,040	122,210
Johnson Controls International	4,270	257,139
ManpowerGroup	1,480	122,144
Norfolk Southern	1,970	417,640
Northrop Grumman	650	300,118
Otis Worldwide	1,860	156,984
Owens Corning	1,280	122,624
PACCAR	4,950	362,340
Parker-Hannifin	850	285,694
Raytheon Technologies	9,920	971,466
Republic Services	1,190	160,912
Robert Half International	1,540	124,078

7

Schedule of investments

Delaware Sustainable Equity Income Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Stanley Black & Decker	1,480	$119,258
Trane Technologies	860	158,223
Uber Technologies †	3,840	121,728
United Airlines Holdings †	2,340	103,545
WESCO International	750	115,905
Westinghouse Air Brake Technologies	1,270	128,346
Xylem	1,210	126,687
		8,261,888
Information Technology — 9.98%
Advanced Micro Devices †	2,310	226,403
Amdocs	3,510	337,065
Analog Devices	3,110	613,354
Avnet	2,780	125,656
Broadridge Financial Solutions	930	136,310
Cisco Systems	22,380	1,169,915
Cognizant Technology Solutions Class A	5,140	313,180
Corning	5,580	196,862
Dell Technologies Class C	3,250	130,683
First Solar †	670	145,725
Gen Digital	7,190	123,380
GoDaddy Class A †	2,970	230,828
Hewlett Packard Enterprise	16,080	256,154
HP	4,350	127,673
IBM	3,090	405,068
Intel	20,900	682,803
Juniper Networks	5,940	204,455
Keysight Technologies †	770	124,340
Marvell Technology	5,350	231,655
Micron Technology	4,060	244,980
Okta †	1,570	135,397
ON Semiconductor †	2,240	184,397
Oracle	3,030	281,548
PayPal Holdings †	3,410	258,956
Salesforce †	3,750	749,175
Twilio Class A †	2,100	139,923
Western Union	16,480	183,752
		7,959,637
Materials — 4.88%
Air Products and Chemicals	1,100	315,931
Albemarle	530	117,151

8

	Number of shares	Value (US $)
Common Stocks (continued)
Materials (continued)
Amcor	20,640	$234,883
Corteva	3,710	223,750
Dow	6,780	371,680
DuPont de Nemours	2,480	177,990
FMC	990	120,909
Freeport-McMoRan	8,419	344,461
International Flavors & Fragrances	1,690	155,412
International Paper	4,260	153,616
Linde	1,800	639,792
LyondellBasell Industries Class A	3,580	336,126
Mosaic	2,430	111,488
Newmont	4,530	222,061
Sonoco Products	2,120	129,320
Steel Dynamics	2,120	239,687
		3,894,257
Real Estate — 1.88%
American Tower	620	126,691
Equinix	180	129,787
Equity Residential	2,720	163,200
Healthpeak Properties	6,320	138,850
Host Hotels & Resorts	7,510	123,840
Iron Mountain	2,640	139,682
Rexford Industrial Realty	2,820	168,213
SL Green Realty	4,110	96,667
Sun Communities	1,010	142,289
Ventas	2,670	115,745
Weyerhaeuser	5,060	152,458
		1,497,422
REIT Diversified — 0.25%
Digital Realty Trust	2,020	198,586
		198,586
REIT Industrial — 0.78%
Prologis	4,960	618,859
		618,859
REIT Mall — 0.36%
Simon Property Group	2,570	287,763
		287,763

9

Schedule of investments

Delaware Sustainable Equity Income Fund

	Number of
	shares	Value (US $)
Common Stocks (continued)
REIT Multifamily — 0.32%
AvalonBay Communities	770	$129,406
UDR	2,990	122,770
		252,176
REIT Office — 0.28%
Boston Properties	2,080	112,569
Vornado Realty Trust	6,980	107,283
		219,852
REIT Shopping Center — 0.76%
Brixmor Property Group	7,850	168,932
Kimco Realty	12,410	242,367
Regency Centers	3,130	191,494
		602,793
Utilities — 5.46%
AES	5,210	125,457
Alliant Energy	2,380	127,092
American Electric Power	4,840	440,392
Avangrid	3,770	150,348
Consolidated Edison	4,840	463,043
Constellation Energy	1,650	129,525
Dominion Energy	4,030	225,317
Edison International	3,870	273,183
Entergy	1,660	178,848
Eversource Energy	1,750	136,955
Exelon	6,140	257,205
Hawaiian Electric Industries	3,200	122,880
NextEra Energy	8,660	667,513
NRG Energy	3,770	129,273
Public Service Enterprise Group	6,800	424,660
Sempra Energy	3,290	497,316
		4,349,007
Total Common Stocks
(cost $74,225,434)		80,099,445

Short-Term Investments — 0.01%
Money Market Mutual Funds — 0.01%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	1,458	1,458
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	1,458	1,458

10

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	1,458	$1,458
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	1,458	1,458
Total Short-Term Investments
(cost $5,832)		5,832
Total Value of Securities—100.49%
(cost $74,231,266)		$80,105,277
†	Non-income producing security.

Summary of abbreviations:

REIT – Real Estate Investment Trust

S&P – Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

11

Statement of assets and liabilities

Delaware Sustainable Equity Income Fund	March 31, 2023 (Unaudited)

Assets:
Investments, at value*	$80,105,277
Cash	2,024
Receivable for fund shares sold	190,320
Receivable for securities sold	137,019
Dividends receivable	100,979
Prepaid expenses	34,739
Total Assets	80,570,358
Liabilities:
Payable for fund shares redeemed	601,475
Other accrued expenses	193,515
Administration expenses payable to affiliates	53,143
Investment management fees payable to affiliates	8,299
Distribution fees payable to affiliates	1,332
Total Liabilities	857,764
Total Net Assets	$79,712,594

Net Assets Consist of:
Paid-in capital	$71,806,351
Total distributable earnings (loss)	7,906,243
Total Net Assets	$79,712,594

12

Net Asset Value

Class A:
Net assets	$9,282,568
Shares of beneficial interest outstanding, unlimited authorization, no par	1,724,162
Net asset value per share	$5.38
Sales charge	2.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$5.52

Class I:
Net assets	$69,963,191
Shares of beneficial interest outstanding, unlimited authorization, no par	12,931,099
Net asset value per share	$5.41

Class R:
Net assets	$46,369
Shares of beneficial interest outstanding, unlimited authorization, no par	8,592
Net asset value per share	$5.40

Class R6:
Net assets	$420,466
Shares of beneficial interest outstanding, unlimited authorization, no par	75,749
Net asset value per share	$5.55
______________
* Investments, at cost	$74,231,266

See accompanying notes, which are an integral part of the financial statements.

13

Statement of operations

Delaware Sustainable Equity Income Fund	Six months ended March 31, 2023 (Unaudited)
Investment Income:
Dividends	$1,437,867
Securities lending income	2,716
Foreign tax withheld	(520)
1,440,063
Expenses:
Management fees	183,524
Distribution expenses — Class A	11,598
Distribution expenses — Class R	127
Accounting and administration expenses	44,128
Registration fees	39,531
Dividend disbursing and transfer agent fees and expenses	32,430
Audit and tax fees	16,631
Reports and statements to shareholders expenses	11,628
Trustees’ fees and expenses	9,696
Custodian fees	9,131
Legal fees	1,898
Other	6,438
366,760
Less expenses waived	(91,966)
Less waived distribution expenses — Class A	(1,952)
Less waived distribution expenses — Class R	(1)
Less expenses paid indirectly	(335)
Total operating expenses	272,506
Net Investment Income (Loss)	1,167,557

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	5,022,247
Net change in unrealized appreciation (depreciation) on investments	10,424,855
Net Realized and Unrealized Gain (Loss)	15,447,102
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,614,659

See accompanying notes, which are an integral part of the financial statements.

14

Statements of changes in net assets

Delaware Sustainable Equity Income Fund

	Six months ended 3/31/23	Year ended
	(Unaudited)	9/30/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,167,557	$6,118,350
Net realized gain (loss)	5,022,247	116,746,018
Net change in unrealized appreciation (depreciation)	10,424,855	(117,677,669)
Net increase (decrease) in net assets resulting from operations	16,614,659	5,186,699

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(6,514,843)	(435,365)
Class E1	—	(182,805)
Class I	(64,429,055)	(25,107,296)
Class R	(29,097)	(4,192)
Class R6	(132,680)	(5,027,098)
	(71,105,675)	(30,756,756)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,404,275	9,437,218
Class E1	—	392,321
Class I	10,202,825	46,963,582
Class R	103,205	148
Class R6	405,869	2,775,318

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,514,294	426,511
Class E1	—	182,737
Class I	62,673,243	24,830,139
Class R	29,097	4,192
Class R6	132,680	5,027,098
	84,465,488	90,039,264

15

Statements of changes in net assets

Delaware Sustainable Equity Income Fund

	Six months ended 3/31/23 (Unaudited)	Year ended 9/30/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(5,302,971)	$(3,499,513)
Class E1	—	(2,637,454)
Class I	(77,088,475)	(259,742,713)
Class R	(110,187)	(140)
Class R6	(113,934)	(76,041,869)
	(82,615,567)	(341,921,689)
Increase (decrease) in net assets derived from capital share transactions	1,849,921	(251,882,425)
Net Decrease in Net Assets	(52,641,095)	(277,452,482)

Net Assets:
Beginning of period	132,353,689	409,806,171
End of period	$79,712,594	$132,353,689

1    On June 13, 2022, all Class E shares were liquidated.

See accompanying notes, which are an integral part of the financial statements.

16

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17

Financial highlights

Delaware Sustainable Equity Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Calculated using average shares outstanding.

[3]	Amount is less than $(0.005) per share.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Net assets reported in millions.

[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to the repositioning of the Fund.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended 3/31/23[1]	Year ended
(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
$12.64	$14.84	$12.63	$12.66	$11.96	$10.62

0.07	0.25	0.25	0.24	0.21	0.21
1.60	(1.17)	2.80	0.11	0.83	1.30
1.67	(0.92)	3.05	0.35	1.04	1.51

(0.12)	(0.37)	(0.26)	(0.23)	(0.22)	(0.17)
(8.81)	(0.91)	(0.58)	(0.15)	(0.12)	— [3]
(8.93)	(1.28)	(0.84)	(0.38)	(0.34)	(0.17)

$5.38	$12.64	$14.84	$12.63	$12.66	$11.96

12.73%	(7.48)%	24.85%	2.88%	9.04%	14.29%

$9,283	$9,035	$4 [5]	$4 [5]	$3 [5]	$2 [5]
0.74%	0.74%	0.74%	0.74%	0.75%	0.75%
0.94%	0.93%	0.88%	0.84%	0.89%	0.81%
2.02%	1.73%	1.75%	2.01%	1.79%	1.87%
1.82%	1.54%	1.61%	1.91%	1.65%	1.81%
92%	94%[7]	29%	40%	28%	27%

19

Financial highlights

Delaware Sustainable Equity Income Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Calculated using average shares outstanding.

[3]	Amount is less than $(0.005) per share.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Net assets reported in millions.

[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to the repositioning of the Fund.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 3/31/23[1]	Year ended
(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
$12.66	$14.83	$12.63	$12.67	$11.96	$10.62

0.09	0.27	0.29	0.27	0.24	0.24
1.59	(1.15)	2.78	0.10	0.84	1.30
1.68	(0.88)	3.07	0.37	1.08	1.54

(0.12)	(0.38)	(0.29)	(0.26)	(0.25)	(0.20)
(8.81)	(0.91)	(0.58)	(0.15)	(0.12)	— [3]
(8.93)	(1.29)	(0.87)	(0.41)	(0.37)	(0.20)

$5.41	$12.66	$14.83	$12.63	$12.67	$11.96

12.99%	(7.18)%	25.05%	3.07%	9.39%	14.56%

$69,963	$123,164	$334 [5]	$297 [5]	$301 [5]	$282 [5]
0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
0.68%	0.68%	0.64%	0.64%	0.69%	0.65%
2.25%	1.85%	2.00%	2.21%	2.04%	2.14%
2.07%	1.67%	1.86%	2.07%	1.85%	1.99%
92%	94%[7]	29%	40%	28%	27%

21

Financial highlights

Delaware Sustainable Equity Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[8]
Ratio of expenses to average net assets prior to fees waived[8]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Calculated using average shares outstanding.

[3]	Amount is less than $(0.005) per share.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[6]	Net assets reported in millions.

[7]	Rounds to less than $500 thousands.

[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

[9]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to the repositioning of the Fund.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 3/31/23[1]	Year ended
(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
$12.64	$14.85	$12.62	$12.65	$11.95	$10.62

0.06	0.17	0.17	0.19	0.15	0.15
1.60	(1.15)	2.79	0.10	0.83	1.29
1.66	(0.98)	2.96	0.29	0.98	1.44

(0.09)	(0.32)	(0.15)	(0.17)	(0.16)	(0.11)
(8.81)	(0.91)	(0.58)	(0.15)	(0.12)	— [3]
(8.90)	(1.23)	(0.73)	(0.32)	(0.28)	(0.11)

$5.40	$12.64	$14.85	$12.62	$12.65	$11.95

12.68%[5]	(7.87)%[5]	24.14%	2.37%	8.50%[5]	13.61%

$46	$46	$— [6,7]	$1 [6]	$1 [6]	$1 [6]
1.18%	1.22%	1.24%	1.19%	1.26%	1.26%
1.31%	1.28%	1.24%	1.19%	1.28%	1.26%
1.68%	1.18%	1.22%	1.53%	1.28%	1.35%
1.55%	1.12%	1.22%	1.53%	1.26%	1.35%
92%	94%[9]	29%	40%	28%	27%

23

Financial highlights

Delaware Sustainable Equity Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Calculated using average shares outstanding.

[3]	Amount is less than $(0.005) per share.

[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[6]	Net assets reported in millions.

[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to the repositioning of the Fund.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended 3/31/23[1]	Year ended
(Unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
$12.79	$14.84	$12.63	$12.67	$11.96	$10.62

0.09	0.28	0.29	0.27	0.24	0.25
1.61	(1.17)	2.79	0.10	0.84	1.29
1.70	(0.89)	3.08	0.37	1.08	1.54

(0.13)	(0.25)	(0.29)	(0.26)	(0.25)	(0.20)
(8.81)	(0.91)	(0.58)	(0.15)	(0.12)	— [3]
(8.94)	(1.16)	(0.87)	(0.41)	(0.37)	(0.20)

$5.55	$12.79	$14.84	$12.63	$12.67	$11.96

13.10%[5]	(7.21)%[5]	25.16%	3.07%	9.40%[5]	14.56%

$421	$109	$70 [6]	$80 [6]	$86 [6]	$93 [6]
0.52%	0.48%	0.48%	0.50%	0.50%	0.49%
0.65%	0.52%	0.48%	0.50%	0.53%	0.49%
2.42%	1.86%	2.02%	2.24%	2.03%	2.17%
2.29%	1.82%	2.02%	2.24%	2.00%	2.17%
92%	94%[8]	29%	40%	28%	27%

25

Notes to financial statements

Delaware Sustainable Equity Income Fund	March 31, 2023 (Unaudited)

Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 39 series. These financial statements and the related notes pertain to Delaware Sustainable Equity Income Fund. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act). The Fund offers Class A, Class I, Class R and Class R6 shares. On June 13, 2022, all Class E shares were liquidated. Class A shares are subject to an initial sales charge. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares that received an NAV breakpoint for shares that are subject to a CDSC, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 12 months after your purchase, unless a specific waiver of the Limited CDSC applies. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase. Class I shares, Class R shares and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published NAV. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Fund’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make

26

the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended March 31, 2023, and for all open tax years (years ended September 30, 2019 - September 30, 2022), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended March 31, 2023, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income

27

Notes to financial statements

Delaware Sustainable Equity Income Fund

1. Significant Accounting Policies (continued)

and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.35% of net assets up to $1 billion, 0.33% of net assets over $1 billion and up to $2 billion, 0.31% of net assets over $2 billion and up to $5 billion, and 0.30% of net assets over $5 billion.

DMC has also entered into a sub-advisory agreement, on behalf of the Fund, with Macquarie Investment Management Global Limited (MIMGL), which is an affiliate of DMC.

MIMGL is a part of Macquarie Asset Management (MAM). Although DMC has principal responsibility for DMC’s portion of the Fund, DMC may seek investment advice and recommendations from MIMGL and DMC may also permit MIMGL to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL’s specialized market knowledge. Pursuant to the terms of the sub-advisory agreement, DMC pays MIMGL a sub-advisory fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended March 31, 2023, the Fund paid $3,454 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next

28

$20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended March 31, 2023, the Fund paid $70,202 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively. The fees are calculated daily and paid monthly. Class I shares and Class R6 shares do not pay a 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. This amount is included on the “Statement of operations” under “Legal fees.” For the six months ended March 31, 2023, the Fund paid $17,695 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees.

DMC, DDLP and/or DIFSC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: 0.74% for Class A shares; 0.50% for Class I shares; 1.22% for Class R shares; and 0.48% for Class R6 shares from October 1, 2022 through March 31, 2023*. Prior to January 30, 2024, the expense limitation may not be terminated without the consent of the Board. The waivers and reimbursements are accrued daily and received monthly.

For the six months ended March 31, 2023, DDLP earned $2,288 for commissions on sales of the Fund’s Class A shares. For the six months ended March 31, 2023, DDLP received gross CDSC commissions of $1 on redemptions of the Fund’s Class A shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs

29

Notes to financial statements

Delaware Sustainable Equity Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*	The aggregate contractual waiver period covering this report is from January 28, 2022 through January 30, 2024.

3. Investments

For the six months ended March 31, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$97,983,884
Sales	165,772,858

At March 31, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2023, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$74,231,266
Aggregate unrealized appreciation of investments	$8,533,819
Aggregate unrealized depreciation of investments	(2,659,808)
Net unrealized appreciation of investments	$5,874,011

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s

30

investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2023:

Level 1
Securities
Assets:
Common Stocks	$80,099,445
Short-Term Investments	5,832
Total Value of Securities	$80,105,277

During the six months ended March 31, 2023, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. During the six months ended March 31, 2023, there were no Level 3 investments.

31

Notes to financial statements

Delaware Sustainable Equity Income Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	3/31/23	9/30/22
Shares sold:
Class A	576,856	653,211
Class E	—	26,018
Class I	920,682	3,146,378
Class R	7,111	10
Class R6	60,476	196,466

Shares issued upon reinvestment of dividends and distributions:
Class A	1,195,652	28,797
Class E	—	12,046
Class I	11,462,515	1,643,925
Class R	5,331	279
Class R6	23,666	330,874
	14,252,289	6,038,004

Shares redeemed:
Class A	(763,231)	(243,777)
Class E	—	(190,157)
Class I	(9,183,488)	(17,550,558)
Class R	(7,513)	(9)
Class R6	(16,907)	(5,218,928)
	(9,971,139)	(23,203,429)
Net increase (decrease)	4,281,150	(17,165,425)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended March 31, 2023, and the year ended September 30, 2022, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class I Shares	Class A Shares	Class I Shares	Value
Six months ended
3/31/23	11,958	134	134	11,896	$70,759
Year ended
9/30/22	4,701	3,610	3,610	4,701	122,319

32

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022.

On October 31, 2022, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $355,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 30, 2023.

The Fund had no amounts outstanding as of March 31, 2023, or at any time during the period then ended.

6. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended March 31, 2023.

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the

33

Notes to financial statements

Delaware Sustainable Equity Income Fund

7. Securities Lending (continued)

subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (noncash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the

34

amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At the six months ended March 31, 2023, the Fund had no securities out on loan.

8. Credit and Market Risk

The global outbreak of COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2023, there were no Rule 144A securities held by the Fund.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

35

Notes to financial statements

Delaware Sustainable Equity Income Fund

10. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in the Fund’s financial statements.

36

Other Fund information (Unaudited)

Delaware Sustainable Equity Income Fund

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

37

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

IVY FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 2, 2023

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 2, 2023